As filed with the Securities and Exchange Commission on February 25, 1999 File Nos. 811-4138 and 2-94067


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
 Pre-Effective Amendment No.  ____                               [_]
 Post-Effective Amendment No.  37                                [X]
                              ----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]


 Amendment No.  38                                               [X]
               ----

                          ALLMERICA INVESTMENT TRUST
                          --------------------------
                             (Name of Registrant)

                              440 Lincoln Street
                        WORCESTER, MASSACHUSETTS 01653
                   (Address of Principal Executive Offices)

              Registrant's Telephone Number, including Area Code:
                                (508) 855-1000


(Names and Addresses of Agents for Service:)

George M. Boyd, Esq.                         Gregory D. Sheehan, Esq.
Allmerica Financial                          Ropes & Gray
440 Lincoln Street                           One International Place
Worcester, MA  01653                         Boston, Massachusetts  02110

   Approximate Date of Proposed Public Offering as soon after filing as
                                                -----------------------
practicable
-----------

It is proposed that this filing will become effective:

____ immediately upon filing pursuant to paragraph (b)

____ on (date) pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

  X  on May 1, 1999 pursuant to paragraph (a)(1)
----

____ 75 days after filing pursuant to paragraph (a)(2)

____ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          ALLMERICA INVESTMENT TRUST
                             Cross-Reference Sheet



Item No. of Form N-1A       Prospectus Caption
---------------------       ------------------

     1...................   Prospectus Front and Back Cover Pages

     2(a)................   Fund Summaries: Objectives, Strategies and Risks

     2(b)................   Fund Summaries: Objectives, Strategies and Risks,
                            Other Investment Strategies

     2(c)................   Fund Summaries: Objectives, Strategies and Risks,
                            Description of Principal Investment Risks

     3...................   Expense Summary

     4(a) and (b)........   Fund Summaries: Objectives, Strategies and Risks,
                            Other Investment Strategies

     4(c)................   Fund Summaries: Objectives, Strategies and Risks,
                            Description of Principal Investment Risks

     5...................   Not Applicable

     6(a)................   Fund Summaries: Objectives, Strategies and Risks,
                            Management of the Funds

     6(b)................   Not Applicable

     7(a)................   Pricing of Fund Shares

     7(b) and (c)........   Purchase and Redemption of Shares

     7(d) and (e)........   Distributions and Taxes

     7(f)................   Not Applicable

     8...................   Not Applicable

     9...................   Financial Highlights


                            Caption in Statement of Additional Information
                            ----------------------------------------------

     10(a)...............   Cover Page

     10(b)...............   Table of Contents

     Item No. of Form N-1A    Caption in Statement of Additional Information
     ---------------------    ----------------------------------------------

     11(a).................   Trust History

     11(b).................   Not Applicable

     12(a).................   Trust History

     12(b)-(d).............   Description of the Funds and Their Investments and
                              Risks: Additional Information about the Funds,
                              Investment Restrictions and Policies, and
                              Investment Strategies and Techniques

     12(e).................   Description of the Funds and Their Investments and
                              Risks: Portfolio Turnover

     13(a)-(d).............   Management of the Trust

     13(e).................   Not Applicable

     14....................   Control Person and Principal Holders of Securities

     15(a)-(d).............   Investment Management and Other Services

     15(e)-(h).............   Not Applicable

     16(a)-(d).............   Brokerage Allocation and Other Services

     16(e).................   Not Applicable

     17(a).................   Capital Stock and Other Securities

     17(b).................   Not Applicable

     18(a).................   Purchase, Redemption, and Pricing of Securities
                              Being Offered

     18(b).................   Not Applicable

     18(c).................   Purchase, Redemption, and Pricing of Securities
                              Being Offered

     18(d).................   Not Applicable

     19(a).................   Taxation of the Funds of the Trust

     19(b).................   Not Applicable

     Item No. of Form N-1A    Caption in Statement of Additional Information
     ---------------------    ----------------------------------------------

     20(a).................   Underwriters

     20(b) and (c).........   Not Applicable

     21....................   Calculation of Performance Data

     22....................   Financial Statements

                          ALLMERICA INVESTMENT TRUST

                        PROSPECTUS DATED:  MAY 1, 1999


This Prospectus describes the following 10 investment Funds of the Trust which serve as the underlying investments for insurance related accounts.


                         SELECT EMERGING MARKETS FUND
                         SELECT AGGRESSIVE GROWTH FUND
                       SELECT CAPITAL APPRECIATION FUND
                         SELECT VALUE OPPORTUNITY FUND
                       SELECT INTERNATIONAL EQUITY FUND
                              SELECT GROWTH FUND
                         SELECT STRATEGIC GROWTH FUND
                         SELECT GROWTH AND INCOME FUND
                              SELECT INCOME FUND
                               MONEY MARKET FUND


This Prospectus explains what you should know about each of the Funds before you invest. Please read it carefully before you invest.

A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              440 LINCOLN STREET
                        WORCESTER, MASSACHUSETTS 01653
                                (508) 855-1000

                               TABLE OF CONTENTS


FUND SUMMARIES.........................................................................    3
 Objectives, Strategies and Risks......................................................    3
  Select Emerging Markets Fund.........................................................    3
  Select Aggressive Growth Fund........................................................    4
  Select Capital Appreciation Fund.....................................................    5
  Select Value Opportunity Fund........................................................    7
  Select International Equity Fund.....................................................    8
  Select Growth Fund...................................................................    9
  Select Strategic Growth Fund.........................................................   11
  Select Growth and Income Fund........................................................   11
  Select Income Fund...................................................................   13
  Money Market Fund....................................................................   14

EXPENSE SUMMARY........................................................................   16

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS..............................................   18

OTHER INVESTMENT STRATEGIES............................................................   21

MANAGEMENT OF THE FUNDS................................................................   23

PRICING OF FUND SHARES.................................................................   29

PURCHASE AND REDEMPTION OF SHARES......................................................   29

DISTRIBUTIONS AND TAXES................................................................   30

YEAR 2000..............................................................................   31

FINANCIAL HIGHLIGHTS...................................................................   31

                                FUND SUMMARIES


Allmerica Investment Trust provides a broad range of investment options through 10 separate investment portfolios, or Funds. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with investment Sub-Advisers to manage the investments of the Funds. Each Sub-Adviser has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Advisers.

The following summaries describe each Fund's investment objective and principal investment strategies, identify the principal investment risks of investing in the Fund, and provides performance charts for the Fund. Note that any percentage limitations listed under a Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar charts show how the investment returns of the shares of a Fund have varied in the past ten years (or for the life of the Fund if less than 10 years). The table following each bar chart shows how the Fund's average annual return for the last one, five and ten years (or for the life of the Fund, if shorter) compares to those of a broad-based securities market index. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. The bar charts and tables give some indication of the risks of investing in each Fund by showing changes in the Fund's performance. A bar chart and table are not included for two new Funds, the Select Emerging Markets Fund and the Select Strategic Growth Fund, since as of December 31, 1998 they had not yet had a full calendar year of investment returns.

OBJECTIVES, STRATEGIES AND RISKS
--------------------------------

SELECT EMERGING MARKETS FUND

Sub-Adviser:  Schroder Capital Management International Inc.


Investment Objective: The Fund seeks long-term growth of capital by investing in the world's emerging markets.

Principal Investment Strategies: While its investments are not limited to any specific region of the world, the Fund normally invests at least 65% of its assets in companies located or primarily operating in countries with emerging markets. The Fund usually has investments in at least five developing countries. Before the Fund invests in a country, the Sub-Adviser considers various factors such as that country's political stability and economic prospects. In selecting securities for the Fund, the Sub-Adviser focuses on the long-term growth potential of the securities.

The Fund invests primarily in equities, including common stock, preferred stock, securities convertible into common stock, rights and warrants and similar securities. The Fund also may invest up to 35% of its assets in debt securities of issuers in emerging markets, equity and debt securities of issuers in developed countries, cash and cash equivalents. The Fund may invest in lower rated bonds, commonly known as "junk bonds", as further discussed in the "Description of Investment Risks."

Principal Risks:

     .  Company Risk
     .  Credit Risk
     .  Currency Risk
     .  Derivatives Risk
     .  Emerging Markets Risk
     .  Foreign Investment Risk
     .  Investment Management Risk
     .  Liquidity Risk
     .  Market Risk


SELECT AGGRESSIVE GROWTH FUND
Sub-Adviser:  Nicholas-Applegate Capital Management, L.P.

Investment Objective: The Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

Principal Investment Strategies: To pursue this goal, the Fund looks predominantly for stocks of small and mid-size companies that show potential for rapid growth. The Fund typically invests in companies that, because of positive developments affecting the company, offer the possibility of accelerating earnings. The Sub-Adviser uses systematic, fundamental research in selecting investments for the Fund.

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks, securities convertible into common stocks and warrants. The Fund also may invest in debt securities and preferred stocks and up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs").

Principal Risks:

     .  Company Risk
     .  Derivatives Risk
     .  Investment Management Risk
     .  Liquidity Risk
     .  Market Risk


                              YEARLY PERFORMANCE

                             [BAR CHART APPEARS HERE]



                               1993      19.51%

                               1994      -2.31%

                               1995      32.28%

                               1996      18.55%

                               1997      18.71%

                               1998      10.56%

During the period shown above the highest quarterly return was 30.61% for the quarter ended 06/30/97 and the lowest was (24.40)% for the quarter ended 08/31/98.

                               PERFORMANCE TABLE

--------------------------------------------------------------------------------------------
  Average Annual Total Returns (for the       Past               Past              Life
  periods ending December 31, 1998)         One Year           5 Years            Of Fund
--------------------------------------------------------------------------------------------
Fund Shares                                   10.56%            14.99%             18.11%
--------------------------------------------------------------------------------------------
Russell 2500 Index*                            0.38%            14.13%             16.27%
--------------------------------------------------------------------------------------------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT CAPITAL APPRECIATION FUND
Sub-Adviser:  T. Rowe Price Associates, Inc.

Investment Objective: The Fund seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

Principal Investment Strategies: The Fund's Sub-Adviser looks for companies with proven business ideas and earnings growth rates in excess of market averages. The Fund normally invests at least 50% of its equity assets in securities of companies with market capitalizations that fall within the range of companies in the S&P Mid Cap 400 Index (as of December 31, 1998, $240 million to $11.6 billion market capitalization). The Fund may also invest in larger firms and firms with a market capitalization below $240 million.

While the Fund invests primarily in common stocks, it also may invest in preferred stocks, warrants, government securities, corporate bonds and other debt securities. Up to 25% of its assets may be invested in "junk bonds". The Fund may invest without limitation in foreign securities.

Principal Risks:

     .  Company Risk
     .  Credit Risk
     .  Currency Risk
     .  Derivatives Risk
     .  Foreign Investment Risk
     .  Investment Management Risk
     .  Liquidity Risk
     .  Market Risk

                              YEARLY PERFORMANCE

                             [BAR CHART APPEARS HERE]


                                1996      8.80%

                                1997     14.28%

                                1998     13.88%


During the period shown above the highest quarterly return was 27.90% for the quarter ended 12/31/98 and the lowest was (19.81)% for the quarter ended 08/31/98.

T. Rowe Price Associates, Inc. became Sub-Adviser of the Fund on April 1, 1998. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------------
    Average Annual Total
  Returns (for the periods                           Past                         Life
  ending December 31, 1998)                         One Year                     of Fund
----------------------------------------------------------------------------------------------
Fund Shares                                            13.88%                    20.37%
----------------------------------------------------------------------------------------------
Russell 2500 Index*                                     0.38%                    17.50%
----------------------------------------------------------------------------------------------

* The Russell 2500 Index is a unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT VALUE OPPORTUNITY FUND
Sub-Adviser:  Cramer Rosenthal McGlynn, LLC

Investment Objective: The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

Principal Investment Strategies: The Fund's Sub-Adviser attempts to find stocks that are attractively valued relative to their future prospects and the market as a whole. The most promising opportunities can be found in companies that are temporarily out of favor or when most analysts are confused about changes taking place at a company. In these situations, the company's stock is often undervalued.

The Fund invests primarily in companies with market capitalization between $200 million and $5 billion. The Fund normally invests at least 80% of the portfolio in common stocks and may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     .  Company Risk
     .  Currency Risk
     .  Derivatives Risk
     .  Foreign Investment Risk
     .  Investment Management Risk
     .  Liquidity Risk
     .  Market Risk

                              YEARLY PERFORMANCE

                             [BAR CHART APPEARS HERE]

                               1994      -6.51%

                               1995      17.60%

                               1996      28.53%

                               1997      24.85%

                               1998       4.87%

During the period shown above the highest quarterly return was 19.73% for the quarter ended 07/31/97 and the lowest was (20.23)% for the quarter ended 08/31/98. Absent reimbursement of certain Fund expenses during these periods, the Fund total returns would have been lower.

Cramer Rosenthal McGlynn, LLC became Sub-Adviser of the Fund on January 1, 1997. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

-------------------------------------------------------------------------------------------------------------------
  Average Annual Total Returns (for                Past                   Past                      Life
  the periods ending December 31, 1998)           One Year               5 Years                  Of Fund
-------------------------------------------------------------------------------------------------------------------
Fund Shares                                        4.87%                 13.09%                      14.71%
-------------------------------------------------------------------------------------------------------------------
Russell 2500 Index*                                0.38%                 14.13%                      15.09%
-------------------------------------------------------------------------------------------------------------------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT INTERNATIONAL EQUITY FUND
Sub-Adviser:  Bank of Ireland Asset Management (U.S.) Limited

Investment Objective: The Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

Principal Investment Strategies: Under normal market conditions, at least 65% of the Fund's assets will be invested in the securities of medium and large-size companies located in at least five foreign countries, not including the United States. To achieve its objective, the Fund focuses on stocks which the Sub-Adviser believes are undervalued in relation to the company's prospects for future earnings growth. The Fund may also buy fixed-income debt securities, primarily for defensive purposes.

Principal Risks:

     .  Company Risk
     .  Currency Risk
     .  Derivatives Risk
     .  Foreign Investment Risk
     .  Investment Management Risk
     .  Market Risk


                              YEARLY PERFORMANCE

                             [BAR CHART APPEARS HERE]


                               1995      19.63%

                               1996      21.94%

                               1997       4.65%

                               1998      16.48%

During the period shown above the highest quarterly return was 19.49% for the quarter ended 12/31/98 and the lowest was (17.69)% for the quarter ended 09/30/98.

                               PERFORMANCE TABLE

-----------------------------------------------------------------------------------------------
   Average Annual Total Returns (for the             Past                       Life
   periods ending December 31, 1998)                One Year                   Of Fund
-----------------------------------------------------------------------------------------------
Fund Shares                                          16.48%                      12.26%
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital International                 20.33%                       8.41%
EAFE Index*
-----------------------------------------------------------------------------------------------

* The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, reflecting reinvestment of gross dividends, is an unmanaged capitalization weighted index of foreign developed country common stocks.

SELECT GROWTH FUND
Sub-Adviser:  Putnam Investment Management, Inc.

Investment Objective: The Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

Principal Investment Strategies: To attain its objective, the Fund looks for companies that appear to have favorable long-term growth characteristics. The Fund typically invests in stocks of large capitalization companies, such as those included in the S&P 500 Index, although it can also make investments in smaller growth companies.

At least 65% of the Fund's assets normally will consist of common stocks that the Sub-Adviser believes have growth potential. The Fund also may purchase convertible bonds and preferred stocks and warrants. The Fund normally invests substantially all of its investments in equity securities, although it may invest up to 35% in debt securities including up to 15% in "junk bonds". The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     .  Company Risk
     .  Credit Risk
     .  Derivatives Risk
     .  Investment Management Risk
     .  Market Risk


                              YEARLY PERFORMANCE

                             [BAR CHART APPEARS HERE]


                               1993       0.84%

                               1994      -1.49%

                               1995      24.59%

                               1996      22.02%

                               1997      34.06%

                               1998      35.44%

During the period shown above the highest quarterly return was 25.02% for the quarter ended 12/31/98 and the lowest was (11.84)% for the quarter ended 09/30/98.

Putnam Investment Management, Inc. became Sub-Adviser of the Fund on July 1, 1996. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

-------------------------------------------------------------------------------------------------
   Average Annual Total
 Returns (for the periods                  Past               Past              Life
 ending December 31, 1998)               One Year           5 Years            Of Fund
-------------------------------------------------------------------------------------------------
Fund Shares                               35.44%            22.15%             19.18%
-------------------------------------------------------------------------------------------------
S&P 500 Index*                            28.58%            24.06%             21.53%
-------------------------------------------------------------------------------------------------

* The S&P 500(R) Index, reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


SELECT STRATEGIC GROWTH FUND
----------------------------
Sub-Adviser:  Cambiar Investors, Inc.

Investment Objective: The Fund seeks long-term growth of capital by investing primarily in common stocks of established companies.

Principal Investment Strategies: The Sub-Adviser attempts to find stocks that are currently trading at attractive values in relation to the market and have potential for long-term earnings growth. These are often stocks of companies which have been out of favor but have experienced positive recent developments not yet recognized in the stock's price.

Under normal market conditions, the Fund invests at least 65% of its assets in the common stocks of companies with a market capitalization of more than $1 billion. In addition, the Fund may purchase preferred stocks, debt securities and securities convertible into or exchangeable for common stocks. The Fund may invest up to 20% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     .  Company Risk
     .  Derivatives Risk
     .  Investment Management Risk
     .  Market Risk


SELECT GROWTH AND INCOME FUND
Sub-Adviser:  J.P. Morgan Investment Management Inc.

Investment Objective: The Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

Principal Investment Strategies: The Fund invests in a broadly diversified portfolio of equity securities, primarily the common stock of companies included in the S&P 500 Index. The Fund's industry diversification and other risk characteristics will be similar to those of the index. The Fund may invest in a wide range of equity securities, consisting of common stocks, preferred stocks, securities convertible into common and preferred stocks and warrants. The Fund may purchase individual stocks not presently paying dividends if the Sub-Adviser believes the overall portfolio is positioned to achieve its income objective.

The Fund may invest up to 35% of its assets in fixed-income securities, including up to 15% in "junk bonds". However, the Fund's normal strategy is to be nearly fully invested in equity securities. normally has substantially less than 35% of its assets invested in fixed-income securities. The Fund may also invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     .  Company Risk
     .  Derivatives Risk
     .  Investment Management Risk
     .  Market Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                                1993     10.37%
                                1994      0.73%
                                1995     30.32%
                                1996     21.26%
                                1997     22.51%
                                1998     16.43%

During the period shown above the highest quarterly return was 19.48% for the quarter ended 11/30/98 and the lowest was (16.18)% for the quarter ended 08/31/98.

John A. Levin & Co., Inc. became Sub-Adviser of the Fund on September 1, 1994. Performance before that date is based on the performance of the Fund's previous Sub-Advisor. J.P. Morgan Investment Management Inc. replaced John A. Levin & Co., Inc. as Sub-Adviser of the Fund on April 1, 1999.

                               PERFORMANCE TABLE

        ------------------------------------------------------------------------------
            Average Annual Total
            Returns (for the periods
          ending December 31, 1998)           Past           Past            Life
                                            One Year       5 Years         Of Fund
        ------------------------------------------------------------------------------
          Fund Shares                        16.43%         17.82%           15.53%
        ------------------------------------------------------------------------------
          S&P 500 Index*                     28.58%         24.06%           21.53%
        ------------------------------------------------------------------------------


* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


SELECT INCOME FUND

Sub-Adviser:  Standish, Ayer & Wood, Inc.

Investment Objective: The Fund seeks a high level of current income. The Fund will invest primarily in investment grade, fixed-income securities.

Principal Investment Strategies: Examples of the types of securities in which the Fund invests are corporate debt obligations such as bonds, notes and debentures, and obligations convertible into common stock; commercial paper; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and debt securities backed by various types of financial assets. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund's investments in corporate debt securities are not limited to any particular type of company or industry. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs), up to 35% of its assets in money market instruments and up to 25% in debt obligations of supranational entities.

The average maturity and the mix of portfolio securities will vary depending on such factors as current market conditions and the comparative yields from different instruments. The Fund invests primarily in investment grade securities rated in the four highest grades by Moody's Investors Services or Standard and Poor's Rating Services or similar rating organizations, and in unrated securities. For more information about rating categories, see the Appendix to the SAI. The Fund also may invest up to 25% of its assets in "junk bonds."

Principal Risks:

     .  Credit Risk
     .  Interest Rate Risk
     .  Investment Management Risk
     .  Liquidity Risk
     .  Market Risk
     .  Prepayment Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                                 1993   10.95%
                                 1994   -4.82%
                                 1995   16.96%
                                 1996    3.32%
                                 1997    9.17%
                                 1998    6.83%

During the period shown above the highest quarterly return was 6.22% for the quarter ended 02/28/93 and the lowest was (6.40)% for the quarter ended 04/30/94.

                               PERFORMANCE TABLE

       ------------------------------------------------------------------------------------------
            Average Annual Total
           Returns (for the periods               Past               Past              Life
         ending December 31, 1998)              One Year           5 Years            Of Fund
       ------------------------------------------------------------------------------------------
          Fund Shares                             6.83%             6.05%              6.56%
       ------------------------------------------------------------------------------------------
          Lehman Brothers                         8.67%             7.27%              7.51%
          Aggregate Bond Index*
       ------------------------------------------------------------------------------------------

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.


MONEY MARKET FUND

Sub-Adviser:  Allmerica Asset Management, Inc.

Investment Objective: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.

Principal Investment Strategies: The Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign securities (not including its investments in ADRs).

Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks:

     .  Credit Risk
     .  Interest Rate Risk
     .  Investment Management Risk
     .  Market Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                                 1989    9.07%
                                 1990    8.17%
                                 1991    6.22%
                                 1992    3.78%
                                 1993    3.00%
                                 1994    3.93%
                                 1995    5.84%
                                 1996    5.36%
                                 1997    5.47%
                                 1998    5.51%

During the period shown above the highest quarterly return was 9.44% for the quarter ended 06/30/89 and the lowest was 2.91% for the quarter ended 07/31/93.

                               PERFORMANCE TABLE

         -----------------------------------------------------------------------
          Average Annual Total
          Returns (for the periods           Past          Past        Past
          ending December 31, 1998)        One Year      5 Years       10 Years
         -----------------------------------------------------------------------
          Fund Shares                        5.51%         5.22%       5.62%
         -----------------------------------------------------------------------
          IBC/Donoghue First Tier            4.96%         4.80%       5.22%
          Money Market Index*
         -----------------------------------------------------------------------

* IBC/Donoghue is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis. The Fund's 7-day yield ending December 31, 1998 was 5.11%.


                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 1998 fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

Fees and Expenses of the Funds
------------------------------

This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

                                          Shareholder                Annual Fund Operating Expenses           Total Annual
                                             Fees                 (expenses deducted from Fund assets)            Fund
                                      (fees paid directly         Management    Distribution       Other       Operating
                                     from your investment)           Fees       (12b-1) Fees     Expenses       Expenses
                                     ---------------------           ----       ------------     --------       --------
Select Emerging Markets Fund @               None                    1.35%*         None            1.19%      2.54%(1),(2)*
Select Aggressive Growth Fund                None                    0.88%          None            0.07%      0.95%(1),(2)
Select Capital Appreciation Fund             None                    0.94%          None            0.10%      1.04%(1),(2)
Select Value Opportunity Fund                None                    0.91%(1)*      None            0.08%      0.99%(1),(2)*
Select International Equity Fund             None                    0.90%          None            0.12%      1.02%(1),(2)
Select Growth Fund                           None                    0.81%**        None            0.05%      0.86%(1),(2)**
Select Strategic Growth Fund @               None                    0.85%*         None            0.81%      1.66%(1),(2)*
Select Growth and Income Fund                None                    0.68%          None            0.05%      0.73%(1),(2)
Select Income Fund                           None                    0.54%          None            0.10%      0.64%(1)
Money Market Fund                            None                    0.26%          None            0.06%      0.32%(1)


@ The Select Emerging Markets Fund and Select Strategic Growth Fund commenced operations on February 20, 1998. Expenses shown are annualized.

* Amount does not reflect a voluntary expense limitation currently in effect for the Select Emerging Markets Fund, Select Value Opportunity Fund, and Select Strategic Growth Fund. For the year ended December 31, 1998, the Management Fees and Total Annual Fund Operating Expenses were 1.00% and 2.19%, respectively, for Select Emerging Markets Fund, 0.90% and 0.98%, respectively, for Select Value Opportunity Fund, and 0.39% and 1.20%, respectively, for the Select Strategic Growth Fund after the effect of the voluntary expense limitations.

** Effective June 1, 1998, the management fee rate for the Select Growth Fund was revised. The Management Fee and Total Annual Fund Operating Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Income Fund, and 0.60% for the Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1998.

     Until further notice, the Manager has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, the Manager has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver shall not exceed the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to the Fund's Sub-Adviser.

     Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

     The declaration of a voluntary Management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 2.19% for Select Emerging Market Fund, 0.92% for the Select Aggressive Growth Fund, 1.02% for the Select Capital Appreciation Fund, 0.94% for the Select Value Opportunity Fund, 1.01% for the Select International Equity Fund, 0.84% for the Select Growth Fund, 1.14% for the Select Strategic Growth Fund, and 0.70% for the Select Growth and Income Fund.

Example
-------

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 year    3 years   5 years    10 years
                                      ------    -------   -------    --------
Select Emerging Markets Fund            $254       $781    $1,334      $2,840
Select Aggressive Growth Fund           $ 95       $297    $  515      $1,143
Select Capital Appreciation Fund        $104       $325    $  563      $1,246
Select Value Opportunity Fund           $ 99       $309    $  536      $1,189
Select International Equity Fund        $102       $318    $  552      $1,223
Select Growth Fund                      $ 86       $269    $  467      $1,039
Select Strategic Growth Fund            $166       $515    $  887      $1,933

                                      1 year    3 years   5 years    10 years
                                      ------    -------   -------    --------
Select Growth and Income Fund           $73        $228    $398      $887
Select Income Fund                      $ 64       $200    $349      $781
Money Market Fund                       $ 32       $101    $176      $397


                   DESCRIPTION OF PRINCIPAL INVESTMENT RISKS

The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to each Fund are identified under "Fund Summaries". There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objective, and an investor in any of the Funds could lose money.

COMPANY RISK

A Fund's equity and fixed income investments in a company often fluctuate based on:

     .   the firm's actual and anticipated earnings,
     .   changes in management, product offerings and overall financial strength
         and
     .   the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.

CREDIT RISK

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as junk bonds, have very high levels of credit risk. Junk bonds are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

CURRENCY RISK

This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.

DERIVATIVES RISK

A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.

EMERGING MARKETS RISK

Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

FOREIGN INVESTMENT RISK

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations.

INTEREST RATE RISK

When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

LIQUIDITY RISK

This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called junk bonds), restricted securities, over-the-counter securities and derivatives.

INVESTMENT MANAGEMENT RISK

Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

MARKET RISK

This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

PREPAYMENT RISK

While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.


                          OTHER INVESTMENT STRATEGIES

The Fund Summaries starting on page 3 describe the investment objective and the principal investment strategies and risks of each Fund. The Funds may at times use the following investment strategies. Attached as Appendix A is a chart with a listing of various investment techniques and strategies that the Sub-Advisers of the Funds may utilize. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. These investment objectives and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Derivative Investments.  (APPLICABLE TO EACH FUND EXCEPT THE MONEY MARKET FUND)
----------------------
Instead of investing directly in the types of portfolio securities described in the Summary, each Fund, except the Money Market Fund, may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

Foreign Investments.  (APPLICABLE TO EACH FUND)  Each Fund may invest all or a
-------------------
substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. A Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. The Select Capital Appreciation Fund and Select International Equity Fund may also purchase foreign securities through European Depositary Receipts and Global Depositary Receipts.

High Yield Securities.  (APPLICABLE TO THE SELECT EMERGING MARKETS FUND, SELECT
---------------------
CAPITAL APPRECIATION FUND, SELECT GROWTH FUND, SELECT GROWTH AND INCOME FUND, AND SELECT INCOME FUND) The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Select Income Fund may purchase corporate debt securities which are high yield securities, or "junk bonds" (rated at the time of purchase BB or lower by Moody's or S&P, or equivalently rated by another rating agency, or unrated but believed by the Sub-Adviser to have similar quality.) These securities are considered to be speculative in their capacity to pay interest and repay principal.

Lending of Securities.  (APPLICABLE TO ALL FUNDS)  To realize additional income,
---------------------
the Funds may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of a Fund's total assets. While any such loan is outstanding, a Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. Each Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.

Restricted Securities.  (APPLICABLE TO ALL FUNDS)  The Funds may purchase fixed-
---------------------
income securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". Each Fund will not invest more than 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in a Fund if buyers lose interest in restricted securities. As a result, a Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies.  At times a Sub-Adviser may determine that
------------------------------
market conditions make it desirable temporarily to suspend a Fund's normal investment activities. This is when the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

Frequent Trading.  Certain Funds from time to time may engage in active and
----------------
frequent trading to achieve their principal investment strategies. This may result in a realization and distribution to shareholders of higher capital gains, which would increase the investors' tax liability. Frequent trading increases transaction costs, which could detract from the Fund's performance.

                            MANAGEMENT OF THE FUNDS

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Sub-Advisers have been hired to manage the investments of the Funds. The Trust and Manager have obtained an order of exemption from the SEC that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee Sub-Advisers. The Manager has the ability, subject to approval of the Trustees, to hire and terminate Sub-Advisers and to change materially the terms of the Sub-Adviser Agreements, including the compensation paid to the Sub-Advisers, without the approval of the shareholders of the Funds. The Sub-Advisers have been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by each Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance by the Sub-Advisers is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

The following table provides information about each Fund's Sub-Adviser:

-------------------------------------------------------------------------------------------------------------------
          FUND NAME,
   SUB-ADVISER NAME AND ADDRESS                                                EXPERIENCE

-------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                                  Organized in 1980 and has $27.1 billion assets under
----------------------------
Schroder Capital Management                                   management as of December 31, 1998.  Provides
International Inc.                                            global equity and fixed income management services
787 Seventh Avenue                                            to mutual funds and other institutional investors.
New York, NY  10019

-------------------------------------------------------------------------------------------------------------------
Select Aggressive Growth Fund                                 Has over $31 billion assets under
-----------------------------
Nicholas-Applegate Capital Management, L.P.                   management as of January 21, 1999.
600 West Broadway, Suite 2900                                 Founded in 1984.  Clients include employee
San Diego, CA  92101                                          benefit and retirement plans, foundations,
                                                              investment companies and individuals.

-------------------------------------------------------------------------------------------------------------------
Select Capital Appreciation Fund                              Manages with its affiliates assets totaling $148
--------------------------------
T. Rowe Price Associates, Inc.                                billion as of December 31, 1998 for seven million
100 East Pratt Street                                         individual and institutional investor accounts.
Baltimore, MD  21202                                          Founded in 1937.

-------------------------------------------------------------------------------------------------------------------
Select Value Opportunity Fund                                 Established in 1973.  Over $4.3 billion assets
-----------------------------
Cramer Rosenthal McGlynn, LLC                                 under management as of December 31, 1998.
707 Westchester Avenue                                        Provides investment advice to mutual funds,
White Plains, NY  10604                                       individuals, government agencies, pension plans
                                                              and trusts.

-------------------------------------------------------------------------------------------------------------------
Select International Equity Fund                              Managed over $38 billion in global securities as
--------------------------------
Bank of Ireland Asset Management (U.S.) Ltd.                  of December 31, 1998.  Founded in 1966.  Provides
26 Fitzwilliam Place, Dublin 2, Ireland and                   international investment management services.
20 Horseneck Lane
Greenwich, CT  06830

-------------------------------------------------------------------------------------------------------------------
Select Growth Fund                                            As of December 31, 1998, $294 billion assets under
------------------
Putnam Investment Management, Inc.                            management, including affiliates.  Investment
One Post Office Square                                        manager of mutual funds and other clients since
Boston, MA  02109                                             1937.

-------------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund                                  Began operations in 1973.  Manages portfolios for
----------------------------
Cambiar Investors, Inc.                                       corporations, pension plans and financial
8400 East Prentice Avenue                                     institutions.  As of December 31, 1998, $2.3
Suite 460                                                     billion assets under management.
Englewood, CO  80111

-------------------------------------------------------------------------------------------------------------------
Select Growth and Income Fund                                 Incorporated in 1984.  With affiliates, over $300
-----------------------------                                 billion assets under management as of December 31,
J.P. Morgan Investment Management Inc.                        1998.  Serves as investment adviser for employee
522 Fifth Avenue                                              benefit plans and other institutional assets, as well
New York, NY  10036                                           as mutual funds and variable annuities.

-------------------------------------------------------------------------------------------------------------------
Select Income Fund                                            Founded in 1933.  $46 billion in assets under
------------------
Standish, Ayer & Wood, Inc.                                   management.  Manages portfolios for pension plans,
One Financial Center                                          financial institutions and endowment and
Boston, MA  02111                                             foundation funds.

-------------------------------------------------------------------------------------------------------------------
Money Market Fund                                             Incorporated in 1993.  $8.4 billion assets under
-----------------
Allmerica Asset Management, Inc.                              management as of December 31, 1998.  Serves as
440 Lincoln Street                                            investment adviser to investment companies and
Worcester, MA  01653                                          affiliated insurance company accounts.

-------------------------------------------------------------------------------------------------------------------

     For a sample listing of certain of the Sub-Advisers' clients, see "Investment Management and Other Services" in the SAI.
     The following individuals or groups of individuals are primarily responsible for the day-to-day management of the Funds' portfolios:

--------------------------------------------------------------------------------------------------------------------------------
     FUND NAME AND SUB-                           NAME AND TITLE OF              SERVICE WITH          BUSINESS EXPERIENCE
       ADVISER NAME                              PORTFOLIO MANAGER(S)            SUB-ADVISER           FOR PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund          John A. Troiano, Chief Executive and     1981 - Present     Joined SCMI as an investment
----------------------------
Schroder Capital Management           Chairman of Emerging Markets Committee                      analyst specializing in
International Inc. ("SCMI")                                                                       engineering and technology; In
                                                                                                  1989 set up SCMI's Latin
                                                                                                  American team.

                                      Mark Bridgeman, First Vice President     1990 - Present     Joined SCMI in 1990 and is Fund
                                                                                                  Manager specializing in African
                                                                                                  markets.

                                      Heather F. Crighton, Director            1993 -  Present    Joined SCMI in 1993 as Fund
                                                                                                  Manager specializing in Asian
                                                                                                  emerging markets.
---------------------------------------------------------------------------------------------------------------------------------
Select Aggressive Growth Fund         Lawrence S. Speidell, Partner            1994 - Present     Director of Global/Systematic
-----------------------------
Nicholas-Applegate Capital                                                                        Portfolio Management and Rearch
Management, L.P. ("NACM")                                                                         at NACM.  Prior to joining NACM,
                                                                                                  he spent ten years with
                                                                                                  Batterymarch Financial
                                                                                                  Management.

                                      John J. Kane, Partner                    1994 - Present     Senior Portfolio Manager for
                                                                                                  the U.S. Systematic portfolios
                                                                                                  at NACM.  Prior to joining NACM
                                                                                                  in 1994, he was employed by
                                                                                                  ARCO Investment Management
                                                                                                  Company and General Electric.

                                      Mark W. Stuckelman, Portfolio Manager    1995 - Present     Portfolio Manager for the U.S.
                                                                                                  Systematic portfolios at NACM.
                                                                                                  Prior to joining NACM, he was
                                                                                                  employed for five years with
                                                                                                  Wells Fargo Bank, Fidelity
                                                                                                  Management Trust Co., and
                                                                                                  BARRA, Inc.

---------------------------------------------------------------------------------------------------------------------------------
Select Capital Appreciation Fund      Brian W.H. Berghuis, Chartered           1985 - Present     He has fifteen years experience
--------------------------------
T. Rowe Price Associates, Inc. ("T.   Financial Analyst                                           in equity research and
 Rowe Price")                                                                                     portfolio management.  He is
                                                                                                  Chairman of the investment
                                                                                                  team for the Fund.

                                      John F. Wakeman, Research Analyst &      1989 - Present     He spent nine years with T. Rowe
                                      Portfolio Manager                                           Price as a research analyst and
                                                                                                  portfolio manager and has
                                                                                                  eleven years' experience in
                                                                                                  equity research.

                                      Marc L. Baylin, Chartered Financial      1993 - Present     He has seven years of investment
                                      Analyst                                                     experience in equity research
                                                                                                  and has been with T. Rowe Price
                                                                                                  for the past five years as a
                                                                                                  Research Analyst.
---------------------------------------------------------------------------------------------------------------------------------
Select Value Opportunity Fund         Ronald H. McGlynn, CEO and President of  1995 - Present     He joined Cramer Rosenthal in
-----------------------------
Cramer, Rosenthal, McGlynn, LLC       Cramer Rosenthal                                            1973, has 29 years of investment
 ("Cramer Rosenthal")                                                                             experience and serves as Co-
                                                                                                  Chief Investment Officer and
                                                                                                  Portfolio Manager.

                                      Jay B. Abramson, Executive Vice          1995 - Present     He has been with Cramer
                                      President and Director of Research and                      Rosenthal since 1985 and  his
                                      Co-Chief Investment Officer                                 overall responsibility is for
                                                                                                  investment research.
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
     FUND NAME AND SUB-                       NAME AND TITLE OF                    SERVICE WITH               BUSINESS EXPERIENCE
       ADVISER NAME                          PORTFOLIO MANAGER(S)                  SUB-ADVISER                FOR PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Select International Equity Fund      Christopher Reilly, Chief Investment       1980 - Present     Since 1985, he has had overall
--------------------------------
Bank of Ireland Asset Management      Officer                                                       responsibility for asset
(U.S.) Limited ("BIAM")                                                                             management.  He previously
                                                                                                    worked in the United Kingdom in
                                                                                                    stockbrokering and investment
                                                                                                    management.

                                      Denis Donovan, Director-Portfolio          1985 - Present     Prior to joining BIAM , he
                                      Manager                                                       spent more than 13 years in the
                                                                                                    money market and foreign
                                                                                                    exchange operations of the
                                                                                                    Central Bank of Ireland.  At
                                                                                                    present, he has overall
                                                                                                    responsibility for the
                                                                                                    portfolio management function
                                                                                                    for all of BIAM's client base.

                                      Peter Wood                                 1985 - Present     Prior to 1985, he spent five
                                                                                                    years with another leading
                                                                                                    investment management firm.
                                                                                                    He is now responsible for
                                                                                                    portfolio construction at BIAM.

                                      Jane Neill, Senior Equity Analyst          1994 - Present     Previously, she was Chief
                                                                                                    Investment Officer with another
                                                                                                    leading Irish investment
                                                                                                    management firm.

-----------------------------------------------------------------------------------------------------------------------------------
Select Growth Fund                    C. Beth Cotner, CFA, Chief Investment      1995 - Present     Prior to 1995, Ms. Cotner was
-------------------
Putnam Investment Management, Inc.    Officer                                                       Executive Vice President at
 ("Putnam")                                                                                         Kemper Financial Services.

                                      Manuel Weiss, CFA, Senior Vice President   1987 - Present     He has been an investment
                                                                                                    professional with Putnam
                                                                                                    since 1987.

-----------------------------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund          Michael S. Barish, CFA and President       1973 - Present     He founded Cambiar in 1973 and
----------------------------                                                                        has 36 years of investment
Cambiar Investors, Inc. ("Cambiar")                                                                 experience.  He is a generalist
                                                                                                    and is responsible for the
                                                                                                    consumer goods and healthcare
                                                                                                    securities.

                                      Kathleen M. McCarty, CFA, Senior Vice      1987 - Present     Prior to 1987, Ms. McCarty was
                                      President                                                     employed by Dain Bosworth as
                                                                                                    Vice President of Research.
                                                                                                    She is responsible for financial
                                                                                                    services, communication services
                                                                                                    and utilities securities.

                                      Michael J. Gardner, CFA and Vice           1995 - Present     Prior to 1995, Mr. Gardner was
                                      President                                                     employed by Simmons & Co.  He is
                                                                                                    responsible for energy and
                                                                                                    capital goods securities.

                                      Brian M. Barish, CFA and Vice President    1997 - Present     Prior to joining Cambiar in
                                                                                                    1997, Mr. Barish was Vice
                                                                                                    President at Lazard Freres &
                                                                                                    Co.  He is responsible for
                                                                                                    technology-software, consumer
                                                                                                    goods, transportation and
                                                                                                    international securities.

-----------------------------------------------------------------------------------------------------------------------------------
Select Growth and Income Fund         Bernard A. Kroll, Vice President           1996 - Present     Prior to joining J.P. Morgan in
-----------------------------                                                                       1996, Mr. Kroll was an equity
J.P. Morgan Investment Management                                                                   derivatives specialist at
 Inc. ("J.P. Morgan")                                                                               Goldman Sachs & Co., founded
                                                                                                    his own software development
                                                                                                    firm and options broker-dealer,
                                                                                                    and managed several derivatives
                                                                                                    businesses at Kidder, Peabody
                                                                                                    & Co. He is a portfolio manager
                                                                                                    in the Structured Equity Group.

                                      Timothy J. Devlin, Vice President          1996 - Present     Prior to joining J.P. Morgan
                                                                                                    in 1996, Mr. Devlin was an
                                                                                                    equity portfolio manager at
                                                                                                    Mitchell Hutchins Asset
                                                                                                    Management Inc. He is a port-
                                                                                                    folio manager in the Structured
                                                                                                    Equity Group.

                                      James C. Weiss, Vice President             1992 - Present     He is a portfolio manager in
                                                                                                    the Structured Equity Group
                                                                                                    and has been at J.P. Morgan
                                                                                                    since 1992.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
   FUND NAME AND SUB-                         NAME AND TITLE OF                    SERVICE WITH           BUSINESS EXPERIENCE
     ADVISER NAME                            PORTFOLIO MANAGER(S)                  SUB-ADVISER            FOR PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Select Income Fund                    Edward H. Ladd, Chairman and Managing      1962 - Present     He is the firm's economist and
------------------                    Director                                                      also assists clients in
Standish, Ayer & Wood, Inc. ("SAW")                                                                 establishing investment
                                                                                                    strategies. Mr. Ladd is a
                                                                                                    Director of the Federal Reserve
                                                                                                    Bank of Boston, New England
                                                                                                    Electric System, Greylock
                                                                                                    Management and Harvard
                                                                                                    Management Corp. and a
                                                                                                    member of SAW's Executive
                                                                                                    Committee.

                                      George W. Noyes, President and Managing    1970 - Present     He directs bond policy
                                      Director                                                      formulation and manages
                                                                                                    institutional bond portfolios
                                                                                                    at SAW.  Mr. Noyes is Vice
                                                                                                    Chairman of the ICFA Research
                                                                                                    Foundation and serves on SAW's
                                                                                                    Executive Committee.

                                      Dolores S. Driscoll, Managing Director     1974 - Present     She manages fixed-income
                                                                                                    portfolios with specific
                                                                                                    emphasis on mortgage pass-
                                                                                                    throughs and original issue
                                                                                                    discount bonds.  Ms. Driscoll
                                                                                                    also serves on SAW's Executive
                                                                                                    Committee.

                                      Richard C. Doll, Manager                   1984 - Present     He is a portfolio manager with
                                                                                                    research responsibilities in
                                                                                                    convertible bonds.  Prior to
                                                                                                    joining SAW, Mr. Doll was a
                                                                                                    Vice President with the Bank of
                                                                                                    New England.

                                      Maria D. Furman, Vice President and        1976 - Present     She is head of the tax-exempt
                                      Director                                                      area and manages insurance and
                                                                                                    pension fund accounts.  Ms.
                                                                                                    Furman currently serves on SAW's
                                                                                                    Executive Committee.

-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                     John C. Donohue, Vice President            1995 - Present     He was a portfolio manager at
-----------------
Allmerica Asset Management, Inc.                                                                    CS First Boston Investment
("AAM")                                                                                             prior to joining AAM.
-----------------------------------------------------------------------------------------------------------------------------------

For the fiscal year ended December 31, 1998, the Funds paid the Manager the fees shown in the table below:


                                                    FEE (AS A PERCENTAGE OF
               FUND                                   AVERAGE NET ASSETS)
               ----                                   -------------------

          Select Emerging Markets Fund.............           1.35%
          Select Aggressive Growth Fund............           0.88%
          Select Capital Appreciation Fund.........           0.94%
          Select Value Opportunity Fund............           0.91%
          Select International Equity Fund.........           0.90%
          Select Growth Fund.......................           0.82%
          Select Strategic Growth Fund.............           0.85%
          Select Growth and Income Fund............           0.68%
          Select Income Fund.......................           0.54%
          Money Market Fund........................           0.26%

For fiscal year ended December 31, 1998, the Manager paid each Sub-Adviser aggregate fees as set forth below:

                                                       FEE (AS A PERCENTAGE OF
             SUB-ADVISER                                 AVERAGE NET ASSETS)
             -----------                                 -------------------
Schroder Capital Management International Inc./(1)/
  (Select Emerging Markets Fund)......................            1.00%
Nicholas-Applegate Capital Management, L.P.
  (Select Aggressive Growth Fund).....................            0.51%
T. Rowe Price Associates, Inc. *
  (Select Capital Appreciation Fund)..................            0.52%
Cramer Rosenthal McGlynn, LLC
  (Select Value Opportunity Fund).....................            0.54%
Bank of Ireland Asset Management (U.S.) Limited
  (Select International Equity Fund)..................            0.33%
Putnam Investment Management, Inc.
  (Select Growth Fund)................................            0.33%
Cambiar Investors, Inc./(2)/
  (Select Strategic Growth Fund)......................            0.50%
John A Levin & Co., Inc.**
  (Select Growth and Income Fund).....................            0.30%
Standish, Ayer & Wood, Inc.
  (Select Income Fund)................................            0.20%
Allmerica Asset Management, Inc.
  (Money Market Fund).................................            0.10%

_________________________

/(1)/ The Select Emerging Markets Fund began operations on February 20, 1998. For its services, Schroder Capital Management International Inc. will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Emerging Markets Fund, under the following schedule:

               ASSETS                                  RATE
               ------                                  ----
               First $50 Million.....................  1.00%
               Next $50 Million......................  0.85%
               Next $150 Million.....................  0.75%
               Over $250 Million.....................  0.60%

/(2)/ The Select Strategic Growth Fund began operations on February 20, 1998. For its services, Cambiar Investors, Inc. will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Strategic Growth Fund, under the following schedule:

               ASSETS                                  RATE
               ------                                  ----
               First $50 Million.....................  0.50%
               Next $100 Million.....................  0.45%
               Next $100 Million.....................  0.35%
               Next $100 Million.....................  0.30%
               Over $350 Million.....................  0.25%

*T. Rowe Price Associates, Inc. assumed Sub-Adviser responsibilities from Janus Capital Corporation on April 1, 1998. Janus Capital Corporation served as Sub-Adviser of the Select Capital Appreciation Fund from April 28, 1995 to March 31, 1998. Janus Capital Corporation received a fee computed daily at an annual rate based on the average daily net assets of the Select Capital Appreciation Fund, based on the following schedule:

               ASSETS                                   RATE
               ------                                   ----
               First $100 Million.....................  0.60%
               Over $100 Million......................  0.55%
               Next $250 Million......................  0.50%
               Over $500 Million......................  0.45%

T. Rowe Price Associates, Inc. receives a fee computed daily at an annual rate of 0.50% based on the average daily net assets of the Select Capital Appreciation Fund.

** J.P. Morgan Investment Management Inc. replaced John A. Levin & Co., Inc. as Sub-Adviser of the Select Growth and Income Fund on April 1, 1999.

                            PRICING OF FUND SHARES

The Funds sell and redeem their shares at a price equal to their net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open - normally 4:00 p.m. Eastern Time.
Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAV's on days when the Exchange is closed.

Equity securities are valued based on market value if market quotations are readily available. In other cases, they are valued at their fair value following procedures approved by the Trustees. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. All securities of the Money Market Fund are valued at amortized cost. Debt obligations in the other Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the other Funds having a remaining maturity of more than 60 days are based upon readily available market quotations.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to buy or sell shares.

                       PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life
insurance policies.    The Distributor, Allmerica Investments, Inc., at its
expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the Prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.

                            DISTRIBUTIONS AND TAXES

Distributions
-------------

Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Select Growth and Income Fund and Select Income Fund; annually in the case of the Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund and Select Strategic Growth Fund; and daily in the case of the Money Market Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts.

Taxes
-----

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.

                                   YEAR 2000

Some computer software cannot distinguish between dates in the year 2000 and dates in the year 1900 because of the way that dates are encoded and calculated. The services provided to the Trust by the Manager, Sub-Advisers, the Custodian and other external service providers depend on the proper functioning of their computer software. Failure to correct or replace any non-compliant software could adversely affect, among other things, the handling of securities trades, the payment of interest and dividends, the pricing of the Trust's securities and of the Trust's shares, and account services. The Trust has requested information from its service providers with respect to their plans to be Year 2000 compliant. The Trust has been advised by its service providers that they either are Year 2000 compliant now or expect to be compliant prior to December 31, 1999. However, there can be no guarantee that the Trust's operations will not be adversely affected by non-compliant systems of its service providers or of other third parties which interact with such service providers. The Year 2000 problem could also have an adverse effect on issuers whose securities are owned by the Funds, potentially decreasing the value of such securities.

----------------------------
The conversion of certain European currencies to the "euro" may present additional risks to those Funds exposed to such currencies.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

[Sample format]
The        Fund
---------------

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions

Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period

Total Return
------------
 ................................................................................

Ratios/Supplemental Data
------------------------

Net Assets, End of Period
Ratios of Expenses to Average Net Assets
Ratios of Net Income to Average Net Assets
Portfolio Turnover Rate

                                 [Back Cover]

                          ALLMERICA INVESTMENT TRUST

                         Select Emerging Markets Fund
                         Select Aggressive Growth Fund
                       Select Capital Appreciation Fund
                         Select Value Opportunity Fund
                       Select International Equity Fund
                              Select Growth Fund
                         Select Strategic Growth Fund
                         Select Growth and Income Fund
                              Select Income Fund
                               Money Market Fund


                              440 Lincoln Street
                        Worcester, Massachusetts  01653
                                (508) 855-1000


The Trust's Statement of Additional Information (SAI) includes additional
information about the Funds.   The Trust's annual and semi-annual reports to
shareholders include information about the investments of the Funds. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-______.

You may review and copy information about the Trust including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                  APPENDIX A
                                  ----------


INVESTMENT TECHNIQUES AND STRATEGIES
------------------------------------

In managing its portfolios of investments, the Trust may make use of the following investment techniques and strategies:


SYMBOLS
-------
 .       Permitted
-----   Not Permitted


                                           SELECT     SELECT                                                        SELECT
                                          EMERGING  AGGRESSIVE SELECT CAPITAL  SELECT VALUE   SELECT      SELECT  STRATEGIC
                                          MARKETS     GROWTH    APPRECIATION   OPPORTUNITY   INTERNATIONAL  GROWTH   GROWTH
INVESTMENT TECHNIQUE/STRATEGY               FUND       FUND         FUND          FUND       EQUITY FUND    FUND     FUND
------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                     ----      ----         ----        ----           ----          ----       ----
Financial Futures Contracts
  and Related Options                        .         .            .           .              .              .         .
Foreign Securities                           .         .            .           .              .              .         .
Forward Commitments                         ----      ----          .          ----           ----          ----       ----
Forward Contracts on Foreign Currencies      .        ----          .          ----            .              .        ----
High Yield Securities                        .        ----          .          ----           ----            .        ----
Investments in Money Market: Securities      .         .            .           .              .              .         .
Mortgage-Backed Securities                  ----      ----         ----        ----           ----          ----       ----
Purchasing Options                           .         .            .           .              .              .         .
Repurchase Agreements                        .         .            .           .              .              .         .
Restricted Securities                        .         .            .           .              .              .         .
Reverse Repurchase Agreements               ----      ----          .          ----           ----          ----       ----
Securities Lending                           .         .            .           .              .              .         .
Stand-By Commitments                        ----      ----         ----        ----           ----          ----       ----
Stripped Mortgage-Backed Securities         ----      ----         ----        ----           ----          ----       ----
Swap and Swap-Related Products              ----      ----          .          ----           ----          ----       ----
When-Issued Securities                       .         .            .           .              .              .         .
Writing Covered Options                      .         .            .           .              .              .         .

                                             SELECT
                                           GROWTH AND       SELECT         MONEY
                                             INCOME         INCOME         MARKET
INVESTMENT TECHNIQUE/STRATEGY                 FUND           FUND           FUND
-----------------------------------------------------------------------------------
Asset-Backed Securities                      .                .              .
Financial Futures Contracts
  and Related Options                        .                .             ----
Foreign Securities                           .                .              .
Forward Commitments                        ----               .              .
Forward Contracts on Foreign Currencies    ----               .             ----
High Yield Securities                        .                .             ----
Investments in Money Market: Securities      .                .              .
Mortgage-Backed Securities                 ----               .             ----
Purchasing Options                           .                .             ----
Repurchase Agreements                        .                .              .
Restricted Securities                        .                .              .
Reverse Repurchase Agreements              ----             ----            ----
Securities Lending                           .                .              .
Stand-By Commitments                       ----               .              .
Stripped Mortgage-Backed Securities        ----               .             ----
Swap and Swap-Related Products             ----             ----            ----
When-Issued Securities                       .                .              .
Writing Covered Options                      .                .             ----
-----------------------------------------------------------------------------------

                          ALLMERICA INVESTMENT TRUST

                        PROSPECTUS DATED:  MAY 1, 1999


This Prospectus describes the following 7 investment Funds of the Trust which serve as the underlying investments for insurance related accounts.


                         SELECT AGGRESSIVE GROWTH FUND
                       SELECT INTERNATIONAL EQUITY FUND
                                  GROWTH FUND
                               EQUITY INDEX FUND
                         INVESTMENT GRADE INCOME FUND
                             GOVERNMENT BOND FUND
                               MONEY MARKET FUND


This Prospectus explains what you should know about each of the Funds before you invest. Please read it carefully before you invest.

A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              440 LINCOLN STREET
                        WORCESTER, MASSACHUSETTS 01653
                                (508) 855-1000

                               TABLE OF CONTENTS


FUND SUMMARIES.........................................................................    3
  Objectives, Strategies and Risks.....................................................    3
     Select Aggressive Growth Fund.....................................................    3
     Select International Equity Fund..................................................    5
     Growth Fund.......................................................................    6
     Equity Index Fund.................................................................    7
     Investment Grade Income Fund......................................................    8
     Government Bond Fund..............................................................   10
     Money Market Fund.................................................................   11

EXPENSE SUMMARY........................................................................   13

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS..............................................   14

OTHER INVESTMENT STRATEGIES............................................................   17

MANAGEMENT OF THE FUNDS................................................................   19

PRICING OF FUND SHARES.................................................................   22

PURCHASE AND REDEMPTION OF SHARES......................................................   23

DISTRIBUTIONS AND TAXES................................................................   24

YEAR 2000..............................................................................   24

FINANCIAL HIGHLIGHTS...................................................................   25

                                FUND SUMMARIES


Allmerica Investment Trust provides a broad range of investment options through 7 separate investment portfolios, or Funds. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with investment Sub-Advisers to manage the investments of the Funds. Each Sub-Adviser has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Advisers.

The following summaries describe each Fund's investment objective and principal investment strategies, identify the principal investment risks of investing in the Fund, and provides performance charts for the Fund. Note that any percentage limitations listed under a Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar charts show how the investment returns of the shares of a Fund have varied in the past ten years (or for the life of the Fund if less than 10 years). The table following each bar chart shows how the Fund's average annual return for the last one, five and ten years (or for the life of the Fund, if shorter) compare to those of a broad-based securities market index. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. The bar charts and tables give some indication of the risks of investing in each Fund by showing changes in the Fund's performance.

OBJECTIVES, STRATEGIES AND RISKS
--------------------------------


SELECT AGGRESSIVE GROWTH FUND
Sub-Adviser:  Nicholas-Applegate Capital Management, L.P.

Investment Objective: The Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

Principal Investment Strategies: To pursue this goal, the Fund looks predominantly for stocks of small and mid-size companies that show potential for rapid growth. The Fund typically invests in companies that, because of positive developments affecting the company, offer the possibility of accelerating earnings. The Sub-Adviser uses systematic, fundamental research in selecting investments for the Fund.

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks, securities convertible into common stocks and warrants. The Fund also may invest in debt securities and preferred stocks and up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs").

Principal Risks:

   .  Company Risk
   .  Derivatives Risk
   .  Investment Management Risk
   .  Liquidity Risk


                           [BAR CHART APPEARS HERE]

                                1993    19.51%
                                1994    -2.31%
                                1995    32.28%
                                1996    18.55%
                                1997    18.71%
                                1998    10.56%

   .  Market Risk

During the period shown above the highest quarterly return was 30.61% for the quarter ended 06/30/97 and the lowest was (24.40)% for the quarter ended 08/31/98.

                               PERFORMANCE TABLE

-------------------------------------------------------------------------------------------------
   Average Annual Total
 Returns (for the periods                Past               Past              Life
 ending December 31, 1998)             One Year           5 Years            Of Fund
-------------------------------------------------------------------------------------------------
Fund Shares                              10.56%            14.99%             18.11%
-------------------------------------------------------------------------------------------------
Russell 2500 Index*                       0.38%            14.13%             16.27%
-------------------------------------------------------------------------------------------------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT INTERNATIONAL EQUITY FUND
Sub-Adviser:  Bank of Ireland Asset Management (U.S.) Limited

Investment Objective: The Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

Principal Investment Strategies: Under normal market conditions, at least 65% of the Fund's assets will be invested in the securities of medium and large-size companies located in at least five foreign countries, not including the United States. To achieve its objective, the Fund focuses on stocks which the Sub-Adviser believes are undervalued in relation to the company's prospects for future earnings growth. The Fund may also buy fixed-income debt securities, primarily for defensive purposes.

Principal Risks:

   .  Company Risk
   .  Currency Risk
   .  Derivatives Risk
   .  Foreign Investment Risk
   .  Investment Management Risk
   .  Market Risk


                           [BAR CHART APPEARS HERE]

                               1995      19.63%
                               1996      21.94%
                               1997       4.65%
                               1998      16.48%

During the period shown above the highest quarterly return was 19.49% for the quarter ended 12/31/98 and the lowest was (17.69)% for the quarter ended 09/30/98.

                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------------------------
   Average Annual Total Returns (for the                       Past                       Life
    periods ending December 31, 1998)                        One Year                   Of Fund
----------------------------------------------------------------------------------------------------------
Fund Shares                                                   16.48%                      12.26%
----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital International EAFE Index*              20.33%                       8.41%
---------------------------------------------------------------------------------------------------------

* The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, reflecting reinvestment of gross dividends, is an unmanaged capitalization weighted index of foreign developed country common stocks.

GROWTH FUND
Sub-Adviser:  Miller Anderson & Sherrerd, LLP

Investment Objective: The Fund seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current income, if any, is incidental to this objective.

Principal Investment Strategies: To pursue its goal, the Fund invests in securities that are diversified with regard to issues and industries. In selecting securities, the Fund is not limited to any particular style of investing and may invest in stocks considered to be "growth" stocks as well as stocks considered to be "value" stocks. The Fund may invest in well-established or developing companies, both large and small.

The Fund normally will invest substantially all of its assets in equity-type securities, including common stocks, warrants, preferred stocks and debt securities convertible into common stock and eligible real estate securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

   .  Company Risk
   .  Derivatives Risk
   .  Investment Management Risk
   .  Market Risk

                           [BAR CHART APPEARS HERE]

                                1989     25.64%
                                1990     -0.30%
                                1991     40.44%
                                1992      7.11%
                                1993      6.66%
                                1994      0.16%
                                1995     32.80%
                                1996     20.19%
                                1997     25.14%
                                1998     19.32%


During the period shown above the highest quarterly return was 21.48% for the quarter ended 12/31/98 and the lowest was 15.70% for the quarter ended 8/31/98.


                               PERFORMANCE TABLE

-------------------------------------------------------------------------------------------------
   Average Annual Total
 Returns (for the periods                 Past                Past              Past
 ending December 31, 1998)               One Year           5 Years           10 Years
-------------------------------------------------------------------------------------------------
Fund Shares                              19.32%             19.01%             16.98%
-------------------------------------------------------------------------------------------------
S&P 500 Index*                           28.58%             24.06%             19.20%
-------------------------------------------------------------------------------------------------


* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.

EQUITY INDEX FUND
Sub-Adviser:  Allmerica Asset Management, Inc.

Investment Objective: The Fund seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States.

Principal Investment Strategies: The Fund tries to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Index. Because of its policy of tracking the S&P 500 Index, the Fund does not follow traditional methods of active investment management, which involve buying and selling securities based upon analysis of economic and market factors. The method used to select investments for the Fund involves investing in common stocks in approximately the order of their weightings in the S&P 500 Index. Under normal circumstances, the Fund will hold approximately 500 different stocks included in the S&P 500 Index. The Fund will incur expenses that are not reflected in the performance results of the S&P 500 Index. Therefore, the return of the Fund may be lower than the return of the S&P 500 Index. These factors, among others, may result in "tracking error", which is a measure of the degree to which the Fund's results differ from the results of the S&P 500 Index.

Principal Risks:

   .  Company Risk
   .  Derivatives Risk
   .  Market Risk

                           [BAR CHART APPEARS HERE]

                              1991     29.16%
                              1992      7.25%
                              1993      9.53%
                              1994      1.06%
                              1995     36.18%
                              1996     22.30%
                              1997     32.41%
                              1998     28.33%

During the period shown above the highest quarterly return was 22.00% for the quarter ended 11/30/98 and the lowest was (11.93)% for the quarter ended 08/31/98.

                               PERFORMANCE TABLE

-------------------------------------------------------------------------------------------------
    Average Annual Total
  Returns (for the periods                       Past               Past             Life of
  ending December 31, 1998)                    One Year           5 Years             Fund
-------------------------------------------------------------------------------------------------
Fund Shares                                     28.33%            23.39%             20.69%
-------------------------------------------------------------------------------------------------
S&P 500(R) Index*                               28.58%            24.06%             21.37%
-------------------------------------------------------------------------------------------------

* The S&P 500(R) Index, reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


INVESTMENT GRADE INCOME FUND
SUB-ADVISER:  ALLMERICA ASSET MANAGEMENT, INC.

Investment Objective: The Fund seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

Principal Investment Strategies: To achieve its goal, the Fund invests in investment grade debt securities and money market instruments such as bonds and other corporate debt obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or money market instruments, including commercial paper, bankers acceptances and negotiable certificates of deposit. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs) and up to 25% of its assets in debt obligations of supranational entities.

The Fund invests in investment grade securities rated in the four highest grades by Moody's or Standard and Poor's or unrated but determined by the Sub-Adviser to be of comparable quality. For more information about rating categories, see the Appendix to the SAI. The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

The Sub-Adviser actively manages the portfolio with a view to producing a high
level of total return for the Fund while avoiding undue risks to capital.   The
Sub-Adviser attempts to anticipate events leading to price or ratings changes through using in depth fundamental credit research.

Principal Risks:

  .  Credit Risk
  .  Interest Rate Risk
  .  Investment Management Risk
  .  Liquidity Risk
  .  Market Risk
  .  Prepayment Risk


                            YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                             1989      13.52%
                             1990       8.02%
                             1991      16.75%
                             1992       8.33%
                             1993      10.80%
                             1994      -2.96%
                             1995      17.84%
                             1996       3.56%
                             1997       9.45%
                             1998       7.97%

During the period shown above the highest quarterly return was 7.99% for the quarter ended 07/31/89 and the lowest was (4.88)% for the quarter ended 04/30/94.

                               PERFORMANCE TABLE

-------------------------------------------------------------------------------------------------
    Average Annual Total
  Returns (for the periods                  Past               Past              Past
  ending December 31, 1998)                One Year           5 Years           10 Years
-------------------------------------------------------------------------------------------------
Fund Shares                                 7.97%             6.95%              9.17%
-------------------------------------------------------------------------------------------------
Lehman Brothers                             8.67%             7.27%              9.26%
Aggregate Bond Index
-------------------------------------------------------------------------------------------------

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.


GOVERNMENT BOND FUND
Sub-Adviser:  Allmerica Asset Management, Inc.

Investment Objective: The Fund seeks high income, preservation of capital, and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures, and repurchase agreements.

Under normal conditions, at least 80% of the Fund's assets will be invested in U.S. Government securities.

Principal Investment Objectives: To pursue its objective, the Fund invests in U.S. Government securities, such as Treasury bills, notes, and bonds, which may differ only in their interest rates, maturities and times of issuance. The Fund also may invest in mortgage-backed government securities, other instruments secured by U.S. Government securities, asset-backed securities and separately-traded principal and interest components of U.S. Treasury securities. The Fund may invest up to 25% of its assets in debt obligations of supranational entities.

The Sub-Adviser selects securities for the portfolio with a view to producing a high level of current income while avoiding undue risks to capital. The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

Principal Risks:

  .  Credit Risk
  .  Interest Rate Risk
  .  Investment Management Risk
  .  Market Risk
  .  Prepayment Risk

                              YEARLY PERFORMANCE


                           [BAR CHART APPEARS HERE]

                               1992   6.59%
                               1993   7.51%
                               1994  -0.88%
                               1995  13.06%
                               1996   3.51%
                               1997   7.08%
                               1998   7.67%

During the period shown above the highest quarterly return was 5.48% for the quarter ended 07/31/92 and the lowest was (2.74)% for the quarter ended 04/30/94.

                               PERFORMANCE TABLE

          --------------------------------------------------------------------
          Average Annual Total Returns       Past         Past        Life of
          (for the periods ending          One Year    Five Years      Fund
          December 31, 1998)
          --------------------------------------------------------------------
          Fund Shares                        7.67%        5.99%         7.00%
          --------------------------------------------------------------------
          Lehman Brothers Intermediate       8.49%        6.45%         7.38%
          Government Bond Index*
          --------------------------------------------------------------------

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years.

MONEY MARKET FUND
Sub-Adviser:  Allmerica Asset Management, Inc.

Investment Objective: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.

Principal Investment Strategies: The Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign securities (not including its investments in ADRs).

Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks:
     . Credit Risk
     . Interest Rate Risk
     . Investment Management Risk
     . Market Risk

                              YEARLY PERFORMANCE

                         [BAR CHART APPEARS HERE]

                                1989   9.07%
                                1990   8.17%
                                1991   6.22%
                                1992   3.78%
                                1993   3.00%
                                1994   3.93%
                                1995   5.84%
                                1996   5.36%
                                1997   5.47%
                                1998   5.51%

During the period shown above the highest quarterly return was 9.44% for the quarter ended 06/30/89 and the lowest was 2.91% for the quarter ended 07/31/93.

                               PERFORMANCE TABLE

          -------------------------------------------------------------
          Average Annual Total
          Returns (for the periods      Past         Past       Past
          ending December 31, 1998)   One Year     5 Years    10 Years
          -------------------------------------------------------------
          Fund Shares                   5.51%       5.22%       5.62%
          -------------------------------------------------------------
          IBC/Donoghue First Tier       4.96%       4.80%       5.22%
          Money Market Index*
          -------------------------------------------------------------

* IBC/Donoghue is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis. The Fund's 7-day yield ending December 31, 1998 was 5.11%.



                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 1998 fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

Fees and Expenses of the Funds
------------------------------

This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

                                          Shareholder           Annual Fund Operating Expenses        Total Annual
                                             Fees            (expenses deducted from Fund assets)         Fund
                                      (fees paid directly    Management   Distribution     Other       Operating
                                     from your investment)      Fees      (12b-1) Fees   Expenses       Expenses
                                     ---------------------  ------------  -------------  ---------  ----------------
Select Aggressive Growth Fund                None               0.88%          None        0.07%       0.95%(1),(2)
Select International Equity Fund             None               0.90%          None        0.12%       1.02%(1),(2)
Growth Fund                                  None               0.44%          None        0.05%       0.49%(1),(2)
Equity Index Fund                            None               0.29%          None        0.07%       0.36%(1)
Investment Grade Income Fund                 None               0.43%          None        0.09%       0.52%(1)
Government Bond Fund                         None               0.50%          None        0.14%       0.64%(1)
Money Market Fund                            None               0.26%          None        0.06%       0.32%(1)

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund, 1.50% for the Select International Equity Fund, 1.20% for the Growth Fund, 1.10% for the Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1998.

     The declaration of a voluntary Management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 0.92% for the Select Aggressive Growth Fund, 1.01% for the Select International Equity Fund, and 0.46% for the Growth Fund,.

Example
-------

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 year  3 years  5 years  10 years
                                      ------  -------  -------  --------
Select Aggressive Growth Fund           $ 95     $297     $515    $1,143
Select International Equity Fund        $102     $318     $552    $1,223
Growth Fund                             $ 49     $154     $268    $  602
Equity Index Fund                       $ 36     $113     $197    $  445
Investment Grade Income Fund            $ 52     $163     $284    $  638
Government Bond Fund                    $ 64     $200     $349    $  781
Money Market Fund                       $ 32     $101     $176    $  397


                   DESCRIPTION OF PRINCIPAL INVESTMENT RISKS


The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline.
The principal risks applicable to each Fund are identified under "Fund Summaries". There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objective, and an investor in any of the Funds could lose money.

COMPANY RISK

A Fund's equity and fixed income investments in a company often fluctuate based on:

     . the firm's actual and anticipated earnings, . changes in management, product offerings and overall financial strength
       and
     . the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.

CREDIT RISK

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as junk bonds, have very high levels of credit risk. Junk bonds are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

CURRENCY RISK

This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.

DERIVATIVES RISK

A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.

FOREIGN INVESTMENT RISK

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations.

INTEREST RATE RISK

When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

LIQUIDITY RISK

This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called junk bonds), restricted securities, over-the-counter securities and derivatives.

INVESTMENT MANAGEMENT RISK

Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

MARKET RISK

This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

PREPAYMENT RISK

While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an
unforeseen loss of interest income to a Fund.   Also, because prepayments
increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.


                          OTHER INVESTMENT STRATEGIES

The Fund Summaries starting on page 3 describe the investment objective and the principal investment strategies and risks of each Fund. The Funds may at times use the following investment strategies. Attached as Appendix A is a chart with a listing of various investment techniques and strategies that the Sub-Advisers of the Funds may utilize. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. These investment objectives and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Derivative Investments.  (APPLICABLE TO EACH FUND EXCEPT THE MONEY MARKET FUND)
----------------------
Instead of investing directly in the types of portfolio securities described in the Summary, each Fund, except the Money Market Fund, may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

Foreign Investments.  (APPLICABLE TO EACH FUND EXCEPT THE GOVERNMENT BOND FUND)
-------------------
Each Fund, except the Government Bond Fund, may invest all or a substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. A Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. The Select International Equity Fund may also purchase foreign securities through European Depositary Receipts and Global Depositary Receipts.

Lending of Securities.  (APPLICABLE TO ALL FUNDS)  To realize additional income,
---------------------
the Funds may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of a Fund's total assets. While any such loan is outstanding, a Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. Each Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.

Restricted Securities.  (APPLICABLE TO ALL FUNDS)  The Funds may purchase fixed-
---------------------
income securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". Each Fund will not invest more than 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in a Fund if buyers lose interest in restricted securities. As a result, a Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies.  At times a Sub-Adviser may determine that
------------------------------
market conditions make it desirable temporarily to suspend a Fund's normal investment activities. This is when the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

Frequent Trading.  Certain Funds from time to time may engage in active and
----------------
frequent trading to achieve their principal investment strategies. This may result in a realization and distribution to shareholders of higher capital gains, which would increase the investors' tax liability. Frequent trading increases transaction costs, which could detract from the Fund's performance.

                            MANAGEMENT OF THE FUNDS

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Sub-Advisers have been hired to manage the investments of the Funds. The Trust and Manager have obtained an order of exemption from the SEC that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee Sub-Advisers. The Manager has the ability, subject to approval of the Trustees, to hire and terminate Sub-Advisers and to change materially the terms of the Sub-Adviser Agreements, including the compensation paid to the Sub-Advisers, without the approval of the shareholders of the Funds. The Sub-Advisers have been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by each Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance by the Sub-Advisers is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

The following table provides information about each Fund's Sub-Adviser:

            --------------------------------------------------------------------------------------------------------
                         FUND NAME,
                 SUB-ADVISER NAME AND ADDRESS                                           EXPERIENCE
            --------------------------------------------------------------------------------------------------------
            Select Aggressive Growth Fund                           Has over $31 billion assets under management as
            -----------------------------
            Nicholas-Applegate Capital Management, L.P.             of January 21, 1999.  Founded in 1984.  Clients
            600 West Broadway, Suite 2900                           include employee benefit and retirement plans,
            San Diego, CA  92101                                    foundations, investment companies and
                                                                    individuals.
            --------------------------------------------------------------------------------------------------------
            Select International Equity Fund                        Managed over $38 billion in global securities as
            --------------------------------
            Bank of Ireland Asset Management (U.S.) Ltd.            of December 31, 1998.  Founded in 1966.
            26 Fitzwilliam Place, Dublin 2, Ireland and             Provides international investment management
            20 Horseneck Lane                                       services.
            Greenwich, CT  06830
           ---------------------------------------------------------------------------------------------------------
            Growth Fund                                             Organized in 1969.  Provides investment advisory
            -----------
            Miller Anderson & Sherrerd, LLP                         services to employee benefit plans, endowment
            One Tower Bridge                                        funds, foundations and other institutional
            West Conshohocken, PA  19428                            investors.  $69 billion assets under management
                                                                    as of December 31, 1998.
            --------------------------------------------------------------------------------------------------------

          -------------------------------------------------------------------------------------------------
                      FUND NAME,
             SUB-ADVISER NAME AND ADDRESS                      EXPERIENCE
          -------------------------------------------------------------------------------------------------
          Equity Index Fund                             Incorporated in 1993.  $13.2 billion assets under
          -----------------
          Allmerica Asset Management, Inc.              management as of December 31, 1998.  Serves as
          440 Lincoln Street                            investment adviser to investment companies and
          Worcester, MA  01653                          affiliated insurance company accounts.
          -------------------------------------------------------------------------------------------------
          Investment Grade Income Fund                  See Equity Index Fund above
          ----------------------------
          Allmerica Asset Management, Inc.
          440 Lincoln Street
          Worcester, MA  01653
          -------------------------------------------------------------------------------------------------
          Government Bond Fund                          See Equity Index Fund above
          --------------------
          Allmerica Asset Management, Inc.
          440 Lincoln Street
          Worcester, MA  01653
          -------------------------------------------------------------------------------------------------
          Money Market Fund                             See Equity Index Fund above
          -----------------
          Allmerica Asset Management, Inc.
          440 Lincoln Street
          Worcester, MA  01653
          -------------------------------------------------------------------------------------------------

For a sample listing of certain of the Sub-Advisers' clients, see "Investment Management and Other Services" in the SAI.

The following individuals or groups of individuals are primarily responsible for the day-to-day management of the Funds' portfolios:

------------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND SUB-ADVISER NAME             Name and Title of                Service with                   Business Experience
                                         PORTFOLIO MANAGER(S)               SUB-ADVISER                    FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------

Select Aggressive Growth Fund    Lawrence S. Speidell, Partner             1994  Present   Director of Global/Systematic Portfolio
-----------------------------
Nicholas-Applegate Capital                                                                 Management at NACM.  Prior to joining
Management, L.P. ("NACM")                                                                  NACM, he spent ten years with
                                                                                           Batterymarch Financial Management.

                                 John J. Kane, Partner                     1994 - Present  Senior Portfolio Manager for the U.S.
                                                                                           Systematic portfolios at NACM.  Prior
                                                                                           to joining NACM in 1994, he was
                                                                                           employed by ARCO Investment Management
                                                                                           Company and General Electric.

                                 Mark W. Stuckelman, Portfolio             1995  Present   Portfolio Manager for the U.S. Systematic
                                 Manager                                                   portfolios at NACM.  Prior to joining
                                                                                           NACM, he was employed for five years
                                                                                           with Wells Fargo Bank, Fidelity
                                                                                           Management Trust Co., and BARRA, Inc.
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 FUND NAME AND SUB-ADVISER           NAME AND TITLE OF                SERVICE WITH                BUSINESS EXPERIENCE
           NAME                     PORTFOLIO MANAGER(S)               SUB-ADVISER                 FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Select International Equity    Christopher Reilly, Chief Investment   1980 - Present  Since 1985, he has had overall responsibility
---------------------------
Fund                           Officer                                                for asset management.  He previously worked in
----
Bank of Ireland Asset                                                                 the United Kingdom in stockbrokering and
Management (U.S.) Limited                                                             investment management.
("BIAM")

                               Denis Donovan, Director-Portfolio      1985 - Present  Prior to joining BIAM , he spent more than 13
                               Manager                                                years in the money market and foreign exchange
                                                                                      operations of the Central Bank of Ireland.  At
                                                                                      present, he has overall responsibility for the
                                                                                      portfolio management function for all of
                                                                                      BIAM's client base.

                               Peter Wood                             1985 - Present  Prior to 1985, he spent five years with
                                                                                      another leading investment management firm. He
                                                                                      is now responsible for portfolio construction
                                                                                      at BIAM.

                               Jane Neill, Senior Equity Analyst      1994 - Present  Previously, she was Chief Investment Officer
                                                                                      with another leading Irish investment
                                                                                      management firm.

------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                    Gary G. Schlarbaum, CFA and Managing   1987 - Present  He has served on a committee of fund managers
-----------
Miller Anderson & Sherrerd,    Director                                               since 1993.  Prior to 1987, Mr. Schlarbaum was
LLP ("MAS")                                                                           employed by First Chicago Investment Advisors
                                                                                      from 1984 - 1987.

                               Nicholas Kovich, CFA and Managing      1988 - Present  He has served on the fund managers committee
                               Director                                               since 1988. Prior to MAS, Mr. Kovich was
                                                                                      employed by Waddell & Reed Asset Management
                                                                                      Company from 1982 1988.

                               Robert J. Marcin, CFA and Managing     1988 - Present  Prior to joining MAS in 1988, Mr. Marcin was
                               Director                                               an Account Executive at Smith Barney Harris
                                                                                      Upham and Company, Inc.

                               Brian Kramp, CFA and Vice President    1997 - Present  Mr. Kramp was employed as an analyst and
                                                                                      portfolio manager by Meridian Investment
                                                                                      Company from 1985 1997.

                               James J. Jolinger, Principal           1994 - Present  He served on the fund managers committee since
                                                                                      1997. Prior to 1994, Mr. Jolinger was employed
                                                                                      by Oppenheimer Capital as an Equity Analyst
                                                                                      from 1987 to 1994.

                               Arden C. Armstrong, CFA and            1986 - Present  Prior to joining MAS, Ms. Armstrong was
                               Managing Director                                      employed by Evans Economics, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Income Fund   Lisa M. Coleman, CFA and Vice          1994 - Present  She was a Deputy Manager/Portfolio Manager in
----------------------------
Allmerica Asset Management,    President                                              the global fixed income area for Brown
Inc. ("AAM")                                                                          Brothers Harriman & Company in New York prior
                                                                                      to joining AAM.

------------------------------------------------------------------------------------------------------------------------------------
Government Bond Fund           Richard J. Litchfield, CFA and Vice    1995 - Present  He was a mortgage-backed securities analyst
--------------------
Allmerica Asset Management,    President                                              and trader at Keystone Investments, Inc. prior
Inc. ("AAM")                                                                          to joining AAM.

------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 FUND NAME AND SUB-ADVISER            NAME AND TITLE OF                SERVICE WITH                BUSINESS EXPERIENCE
           NAME                     PORTFOLIO MANAGER(S)               SUB-ADVISER                 FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund and Money    John C. Donohue, Vice President        1995 - Present  He was a portfolio manager at CS First Boston
---------------------------
Market Fund                                                                           Investment Management prior to joining AAM.
-----------
Allmerica Asset Management,
Inc. ("AAM")
------------------------------------------------------------------------------------------------------------------------------------

For the fiscal year ended December 31, 1998, the Funds paid the Manager the fees shown in the table below:

                                                       FEE (AS A PERCENTAGE OF
                    FUND                                 AVERAGE NET ASSETS)
                    ----                               -----------------------
          Select Aggressive Growth Fund...............          0.88%
          Select International Equity Fund............          0.90%
          Growth Fund.................................          0.44%
          Equity Index Fund...........................          0.29%
          Investment Grade Income Fund................          0.43%
          Government Bond Fund........................          0.50%
          Money Market Fund...........................          0.26%

For fiscal year ended December 31, 1998, the Manager paid each Sub-Adviser aggregate fees as set forth below:


                                                       FEE (AS A PERCENTAGE OF
     SUB-ADVISER                                         AVERAGE NET ASSETS)
     -----------                                       -----------------------
Nicholas-Applegate Capital Management, L.P.
  (Select Aggressive Growth Fund).....................            0.51%
Bank of Ireland Asset Management (U.S.) Limited
  (Select International Equity Fund)..................            0.33%
Miller Anderson & Sherrerd, LLP
  (Growth Fund).......................................            0.21%
Allmerica Asset Management, Inc.
  (Equity Index Fund).................................            0.10%
Allmerica Asset Management, Inc.
  (Investment Grade Income Fund)......................            0.20%
Allmerica Asset Management, Inc.
  (Government Bond Fund)..............................            0.20%
Allmerica Asset Management, Inc.
  (Money Market Fund).................................            0.10%


__________________________________________

                            PRICING OF FUND SHARES

The Funds sell and redeem their shares at a price equal to their net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open-normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAV's on days when the Exchange is closed.

Equity securities are valued based on market value if market quotations are readily available. In other cases, they are valued at their fair value following procedures approved by the Trustees. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. All securities of the Money Market Fund are valued at amortized cost. Debt obligations in the other Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the other Funds having a remaining maturity of more than 60 days are based upon readily available market quotations.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to buy or sell shares.


                       PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the Prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.

                            DISTRIBUTIONS AND TAXES

Distributions
-------------

Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Growth Fund, Equity Index Fund, Investment Grade Income Fund and Government Bond Fund; annually in the case of the Select Aggressive Growth Fund and Select International Equity Fund; and daily in the case of the Money Market Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts.

Taxes
-----

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.

                                   YEAR 2000

Some computer software cannot distinguish between dates in the year 2000 and dates in the year 1900 because of the way that dates are encoded and calculated. The services provided to the Trust by the Manager, Sub-Advisers, the Custodian and other external service providers depend on the proper functioning of their computer software. Failure to correct or replace any non-compliant software could adversely affect, among other things, the handling of securities trades, the payment of interest and dividends, the pricing of the Trust's securities and of the Trust's shares, and account services. The Trust has requested information from its service providers with respect to their plans to be Year 2000 compliant. The Trust has been advised by its service providers that they either are Year 2000 compliant now or expect to be compliant prior to

December 31, 1999. However, there can be no guarantee that the Trust's operations will not be adversely affected by non-compliant systems of its service providers or of other third parties which interact with such service providers. The Year 2000 problem could also have an adverse effect on issuers whose securities are owned by the Funds, potentially decreasing the value of such securities.

----------------------------
The conversion of certain European currencies to the "euro" may present additional risks to those Funds exposed to such currencies.


                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

[Sample format]
The        Fund
---------------

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period

Total Return
------------

 ................................................................................

Ratios/Supplemental Data
------------------------

Net Assets, End of Period
Ratios of Expenses to Average Net Assets
Ratios of Net Income to Average Net Assets
Portfolio Turnover Rate

                                 [Back Cover]

                          ALLMERICA INVESTMENT TRUST

                         Select Aggressive Growth Fund
                       Select International Equity Fund
                                  Growth Fund
                               Equity Index Fund
                         Investment Grade Income Fund
                             Government Bond Fund
                               Money Market Fund


                              440 Lincoln Street
                        Worcester, Massachusetts  01653
                                (508) 855-1000


The Trust's Statement of Additional Information (SAI) includes additional
information about the Funds.   The Trust's annual and semi-annual reports to
shareholders include information about the investments of the Funds. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-______.

You may review and copy information about the Trust including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

INVESTMENT TECHNIQUES AND STRATEGIES
------------------------------------

In managing its portfolios of investments, the Trust may make use of the following investment techniques and strategies:

SYMBOLS
-------
 .         Permitted
---       Not Permitted

                                          SELECT        SELECT                              INVESTMENT
                                        AGGRESSIVE   INTERNATIONAL                 EQUITY      GRADE      GOVERNMENT    MONEY
INVESTMENT TECHNIQUE/STRATEGY           GROWTH FUND   EQUITY FUND   GROWTH FUND  INDEX FUND  INCOME FUND  BOND FUND   MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                     ----           ----            .          ----         .           .           .
Financial Futures Contracts
    and Related Options                      .              .              .           .           .           .          ----
Foreign Securities                           .              .              .           .           .          ----         .
Forward Commitments                         ----           ----           ----        ----         .           .           .
Forward Contracts on Foreign Currencies     ----            .             ----        ----        ----        ----        ----
High Yield Securities                       ----           ----           ----        ----        ----        ----        ----
Investments in Money Market Securities       .              .              .           .           .           .           .
Mortgage-Backed Securities                  ----           ----           ----        ----         .           .          ----
Purchasing Options                           .              .              .           .           .           .          ----
Repurchase Agreements                        .              .              .           .           .           .           .
Restricted Securities                        .              .              .           .           .           .           .
Reverse Repurchase Agreements               ----           ----           ----        ----        ----        ----        ----
Securities Lending                           .              .              .           .           .           .           .
Stand-By Commitments                        ----           ----           ----        ----         .           .           .
Stripped Mortgage-Backed Securities         ----           ----           ----        ----         .           .          ----
Swap and Swap-Related Products              ----           ----           ----        ----        ----        ----        ----
When-Issued Securities                       .              .              .           .           .           .           .
Writing Covered Options                      .              .              .           .           .           .          ----
------------------------------------------------------------------------------------------------------------------------------------

                          ALLMERICA INVESTMENT TRUST

                        PROSPECTUS DATED:  MAY 1, 1999


This Prospectus describes the following 9 investment Funds of the Trust which serve as the underlying investments for insurance related accounts.


                         SELECT EMERGING MARKETS FUND
                         SELECT AGGRESSIVE GROWTH FUND
                       SELECT CAPITAL APPRECIATION FUND
                         SELECT VALUE OPPORTUNITY FUND
                       SELECT INTERNATIONAL EQUITY FUND
                              SELECT GROWTH FUND
                         SELECT STRATEGIC GROWTH FUND
                         SELECT GROWTH AND INCOME FUND
                              SELECT INCOME FUND


This Prospectus explains what you should know about each of the Funds before you invest. Please read it carefully before you invest.

A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              440 LINCOLN STREET
                        WORCESTER, MASSACHUSETTS 01653
                                (508) 855-1000

                               TABLE OF CONTENTS


FUND SUMMARIES.....................................................    3
  Objectives, Strategies and Risks.................................    3
     Select Emerging Markets Fund..................................    3
     Select Aggressive Growth Fund.................................    4
     Select Capital Appreciation Fund..............................    5
     Select Value Opportunity Fund.................................    7
     Select International Equity Fund..............................    8
     Select Growth Fund............................................    9
     Select Strategic Growth Fund..................................   11
     Select Growth and Income Fund.................................   11
     Select Income Fund............................................   13

EXPENSE SUMMARY....................................................   14

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS..........................   16

OTHER INVESTMENT STRATEGIES........................................   19

MANAGEMENT OF THE FUNDS............................................   21

PRICING OF FUND SHARES.............................................   27

PURCHASE AND REDEMPTION OF SHARES..................................   27

DISTRIBUTIONS AND TAXES............................................   28

YEAR 2000..........................................................   29

FINANCIAL HIGHLIGHTS...............................................   29

                                FUND SUMMARIES


Allmerica Investment Trust provides a broad range of investment options through 9 separate investment portfolios, or Funds. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with investment Sub-Advisers to manage the investments of the Funds. Each Sub-Adviser has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Advisers.

The following summaries describe each Fund's investment objective and principal investment strategies, identify the principal investment risks of investing in the Fund, and provides performance charts for the Fund. Note that any percentage limitations listed under a Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar charts show how the investment returns of the shares of a Fund have varied in the past ten years (or for the life of the Fund if less than 10 years). The table following each bar chart shows how the Fund's average annual return for the last one, five and ten years (or for the life of the Fund, if shorter) compare to those of a broad-based securities market index. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. The bar charts and tables give some indication of the risks of investing in each Fund by showing changes in the Fund's performance. A bar chart and table are not included for two new Funds, the Select Emerging Markets Fund and the Select Strategic Growth Fund, since as of December 31, 1998 they had not yet had a full calendar year of investment returns.

OBJECTIVES, STRATEGIES AND RISKS
--------------------------------

SELECT EMERGING MARKETS FUND

Sub-Adviser:  Schroder Capital Management International Inc.


Investment Objective: The Fund seeks long-term growth of capital by investing in the world's emerging markets.

Principal Investment Strategies: While its investments are not limited to any specific region of the world, the Fund normally invests at least 65% of its assets in companies located or primarily operating in countries with emerging markets. The Fund usually has investments in at least five developing countries. Before the Fund invests in a country, the Sub-Adviser considers various factors such as that country's political stability and economic prospects. In selecting securities for the Fund, the Sub-Adviser focuses on the long-term growth potential of the securities.

The Fund invests primarily in equities, including common stock, preferred stock, securities convertible into common stock, rights and warrants and similar securities. The Fund also may invest up to 35% of its assets in debt securities of issuers in emerging markets, equity and debt securities of issuers in developed countries, cash and cash equivalents. The Fund may invest in lower rated bonds, commonly known as "junk bonds", as further discussed in the "Description of Investment Risks."

Principal Risks:

     .    Company Risk
     .    Credit Risk
     .    Currency Risk
     .    Derivatives Risk
     .    Emerging Markets Risk
     .    Foreign Investment Risk
     .    Investment Management Risk
     .    Liquidity Risk
     .    Market Risk


SELECT AGGRESSIVE GROWTH FUND

Sub-Adviser:  Nicholas-Applegate Capital Management, L.P.

Investment Objective: The Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

Principal Investment Strategies: To pursue this goal, the Fund looks predominantly for stocks of small and mid-size companies that show potential for rapid growth. The Fund typically invests in companies that, because of positive developments affecting the company, offer the possibility of accelerating earnings. The Sub-Adviser uses systematic, fundamental research in selecting investments for the Fund.

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks, securities convertible into common stocks and warrants. The Fund also may invest in debt securities and preferred stocks and up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs").

Principal Risks:

     .    Company Risk

     .    Derivatives Risk
     .    Investment Management Risk
     .    Liquidity Risk
     .    Market Risk


                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                                1993   19.51%
                                1994   -2.31%
                                1995   32.28%
                                1996   18.55%
                                1997   18.71%
                                1998   10.56%

During the period shown above the highest quarterly return was 30.61% for the quarter ended 06/30/97 and the lowest was (24.40)% for the quarter ended 08/31/98.

                               PERFORMANCE TABLE

          ----------------------------------------------------------------------
            Average Annual Total
           Returns (for the periods          Past          Past       Life
            ending December 31, 1998)      One Year      5 Years     Of Fund
          ----------------------------------------------------------------------
          Fund Shares                       10.56%         14.99%     18.11%
          ----------------------------------------------------------------------
          Russell 2500 Index*                0.38%         14.13%     16.27%
          ----------------------------------------------------------------------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT CAPITAL APPRECIATION FUND

Sub-Adviser: T. Rowe Price Associates, Inc.

Investment Objective: The Fund seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

Principal Investment Strategies: The Fund's Sub-Adviser looks for companies with proven business ideas and earnings growth rates in excess of market averages. The Fund normally invests at least 50% of its equity assets in securities of companies with market capitalizations that fall within the range of companies in the S&P

Mid Cap 400 Index (as of December 31, 1998, $240 million to $11.6 billion market capitalization). The Fund may also invest in larger firms and firms with a market capitalization below $240 million.

While the Fund invests primarily in common stocks, it also may invest in preferred stocks, warrants, government securities, corporate bonds and other debt securities. Up to 25% of its assets may be invested in "junk bonds". The Fund may invest without limitation in foreign securities.

Principal Risks:

     .    Company Risk
     .    Credit Risk
     .    Currency Risk
     .    Derivatives Risk
     .    Foreign Investment Risk
     .    Investment Management Risk
     .    Liquidity Risk
     .    Market Risk


                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                                 1996    8.80%
                                 1997   14.28%
                                 1998   13.88%

During the period shown above the highest quarterly return was 27.90% for the quarter ended 12/31/98 and the lowest was (19.81)% for the quarter ended 08/31/98.

T. Rowe Price Associates, Inc. became Sub-Adviser of the Fund on April 1, 1998. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

          ---------------------------------------------------------
            Average Annual Total
           Returns (for the periods          Past          Life
            ending December 31, 1998)      One Year       Of Fund
          ---------------------------------------------------------
          Fund Shares                       13.88%         20.37%
          ---------------------------------------------------------
          Russell 2500 Index*                0.38%         17.50%
          ---------------------------------------------------------

* The Russell 2500 Index is a unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT VALUE OPPORTUNITY FUND

Sub-Adviser:  Cramer Rosenthal McGlynn, LLC

Investment Objective: The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

Principal Investment Strategies: The Fund's Sub-Adviser attempts to find stocks that are attractively valued relative to their future prospects and the market as a whole. The most promising opportunities can be found in companies that are temporarily out of favor or when most analysts are confused about changes taking place at a company. In these situations, the company's stock is often undervalued.

The Fund invests primarily in companies with market capitalization between $200 million and $5 billion. The Fund normally invests at least 80% of the portfolio in common stocks and may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     .    Company Risk
     .    Currency Risk
     .    Derivatives Risk
     .    Foreign Investment Risk
     .    Investment Management Risk
     .    Liquidity Risk
     .    Market Risk

                              YEARLY PERFORMANCE

                             [BAR CHART APPEARS HERE]

                               1994    -6.51%
                               1995    17.60%
                               1996    28.53%
                               1997    24.85%
                               1998     4.87%

During the period shown above the highest quarterly return was 19.73% for the quarter ended 07/31/97 and the lowest was (20.23)% for the quarter ended 08/31/98. Absent reimbursement of certain Fund expenses during these periods, the Fund total returns would have been lower.

Cramer Rosenthal McGlynn, LLC became Sub-Adviser of the Fund on January 1, 1997. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

     ----------------------------------------------------------------------
       Average Annual Total
      Returns (for the periods          Past          Past       Life
       ending December 31, 1998)      One Year      5 Years     Of Fund
     ----------------------------------------------------------------------
     Fund Shares                        4.87%         13.09%     14.71%
     ----------------------------------------------------------------------
     Russell 2500 Index*                0.38%         14.13%     15.09%
     ----------------------------------------------------------------------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT INTERNATIONAL EQUITY FUND

Sub-Adviser:  Bank of Ireland Asset Management (U.S.) Limited

Investment Objective: The Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

Principal Investment Strategies: Under normal market conditions, at least 65% of the Fund's assets will be invested in the securities of medium and large-size companies located in at least five foreign countries, not including the United States. To achieve its objective, the Fund focuses on stocks which the Sub-Adviser believes are undervalued in relation to the company's prospects for future earnings growth. The Fund may also buy fixed-income debt securities, primarily for defensive purposes.

Principal Risks:

     .    Company Risk
     .    Currency Risk
     .    Derivatives Risk
     .    Foreign Investment Risk
     .    Investment Management Risk
     .    Market Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                                1995    19.63%
                                1996    21.94%
                                1997     4.65%
                                1998    16.48%

During the period shown above the highest quarterly return was 19.49% for the quarter ended 12/31/98 and the lowest was (17.69)% for the quarter ended 09/30/98.

                               PERFORMANCE TABLE

     ---------------------------------------------------------
       Average Annual Total
      Returns (for the periods          Past          Life
       ending December 31, 1998)      One Year       Of Fund
     ---------------------------------------------------------
     Fund Shares                       16.48%         12.26%
     ---------------------------------------------------------
     Russell 2500 Index*               20.33%          0.41%
     ---------------------------------------------------------

* The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, reflecting reinvestment of gross dividends, is an unmanaged capitalization weighted index of foreign developed country common stocks.

SELECT GROWTH FUND

Sub-Adviser:  Putnam Investment Management, Inc.

Investment Objective: The Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

Principal Investment Strategies: To attain its objective, the Fund looks for companies that appear to have favorable long-term growth characteristics. The Fund typically invests in stocks of large capitalization companies, such as those included in the S&P 500 Index, although it can also make investments in smaller growth companies.

At least 65% of the Fund's assets normally will consist of common stocks that the Sub-Adviser believes have growth potential. The Fund also may purchase convertible bonds and preferred stocks and warrants. The Fund normally invests substantially all of its investments in equity securities, although it may invest up to 35% in debt securities including up to 15% in "junk bonds". The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     .    Company Risk
     .    Credit Risk
     .    Derivatives Risk
     .    Investment Management Risk
     .    Market Risk


                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                                1993      0.84%
                                1994     -1.49%
                                1995     24.59%
                                1996     22.02%
                                1997     34.06%
                                1998     35.44%

During the period shown above the highest quarterly return was 25.02% for the quarter ended 12/31/98 and the lowest was (11.84)% for the quarter ended 09/30/98.

Putnam Investment Management, Inc. became Sub-Adviser of the Fund on July 1, 1996. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

       ---------------------------------------------------------------
           Average Annual Total
         Returns (for the periods       Past       Past       Life
        ending December 31, 1998)     One Year    5 Years    Of Fund
       ---------------------------------------------------------------
        Fund Shares                    35.44%      22.15%     19.18%
       ---------------------------------------------------------------
        S&P 500 Index*                 28.58%      24.06%     21.53%
       ---------------------------------------------------------------

* The S&P 500(R) Index, reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


SELECT STRATEGIC GROWTH FUND

Sub-Adviser:  Cambiar Investors, Inc.

Investment Objective: The Fund seeks long-term growth of capital by investing primarily in common stocks of established companies.

Principal Investment Strategies: The Sub-Adviser attempts to find stocks that are currently trading at attractive values in relation to the market and have potential for long-term earnings growth. These are often stocks of companies which have been out of favor but have experienced positive recent developments not yet recognized in the stock's price.

Under normal market conditions, the Fund invests at least 65% of its assets in the common stocks of companies with a market capitalization of more than $1 billion. In addition, the Fund may purchase preferred stocks, debt securities and securities convertible into or exchangeable for common stocks. The Fund may invest up to 20% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     .  Company Risk
     .  Derivatives Risk
     .  Investment Management Risk
     .  Market Risk


SELECT GROWTH AND INCOME FUND

Sub-Adviser:  J.P. Morgan Investment Management Inc.

Investment Objective: The Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

Principal Investment Strategies: The Fund invests in a broadly diversified portfolio of equity securities, primarily the common stock of companies included in the S&P 500 Index. The Fund's industry diversification and other risk charateristics will be similar to those of the index. The Fund may invest in a wide range of equity securities, consisting of common stocks, preferred stocks, securities convertible into common and preferred stocks and warrants. The Fund may purchase individual stocks not presently paying dividends if the Sub-Adviser believes the overall portfolio is positioned to achieve its income objective.


The Fund may invest up to 35% of its assets in fixed-income securities, including up to 15% in "junk bonds". However, the Fund's normal strategy is to be nearly fully invested in equity securities. The Fund may also invest up to 25% of its assets in foreign securities (not including its investments in ADRs).


Principal Risks:
     .  Company Risk
     .  Derivatives Risk
     .  Investment Management Risk
     .  Market Risk


                              YEARLY PERFORMANCE


                           [BAR CHART APPEARS HERE]

                                1993    10.37%
                                1994     0.73%
                                1995    30.32%
                                1996    21.26%
                                1997    22.51%
                                1998    16.43%

During the period shown above the highest quarterly return was 19.48% for the quarter ended 11/30/98 and the lowest was (16.18)% for the quarter ended 08/31/98.

John A. Levin & Co., Inc. became Sub-Adviser of the Fund on September 1, 1994. Performance before that date is based on the performance of the Fund's previous Sub-Adviser. J.P. Morgan Investment Management Inc. replaced John A. Levin & Co., Inc. as Sub-Adviser of the Fund on April 1, 1999.

                               PERFORMANCE TABLE

       ---------------------------------------------------------------
           Average Annual Total
         Returns (for the periods       Past       Past       Life
        ending December 31, 1998)     One Year    5 Years    Of Fund
       ---------------------------------------------------------------
        Fund Shares                    16.43%      17.82%     15.53%
       ---------------------------------------------------------------
        S&P 500 Index*                 28.58%      24.06%     21.53%
       ---------------------------------------------------------------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


SELECT INCOME FUND

Sub-Adviser:  Standish, Ayer & Wood, Inc.

Investment Objective: The Fund seeks a high level of current income. The Fund will invest primarily in investment grade, fixed-income securities.

Principal Investment Strategies: Examples of the types of securities in which the Fund invests are corporate debt obligations such as bonds, notes and debentures, and obligations convertible into common stock; commercial paper; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and debt securities backed by various types of financial assets. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund's investments in corporate debt securities are not limited to any particular type of company or industry. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs), up to 35% of its assets in money market instruments and up to 25% in debt obligations of supranational entities.

The average maturity and the mix of portfolio securities will vary depending on such factors as current market conditions and the comparative yields from different instruments. The Fund invests primarily in investment grade securities rated in the four highest grades by Moody's Investors Services or Standard and Poor's Rating Services or similar rating organizations, and in unrated securities. For more information about rating categories, see the Appendix to the SAI. The Fund also may invest up to 25% of its assets in "junk bonds."

Principal Risks:
     .  Credit Risk
     .  Interest Rate Risk
     .  Investment Management Risk
     .  Liquidity Risk
     .  Market Risk
     .  Prepayment Risk

                              YEARLY PERFORMANCE


                           [BAR CHART APPEARS HERE]


                               1993      10.95%

                               1994      -4.82%

                               1995      16.96%

                               1996       3.32%

                               1997       9.17%

                               1998       6.83%

During the period shown above the highest quarterly return was 6.22% for the quarter ended 02/28/93 and the lowest was (6.40)% for the quarter ended 04/30/94.

                               PERFORMANCE TABLE

       ---------------------------------------------------------------
           Average Annual Total
         Returns (for the periods       Past       Past       Life
        ending December 31, 1998)     One Year    5 Years    Of Fund
       ---------------------------------------------------------------
        Fund Shares                    6.83%       6.05%      6.56%
       ---------------------------------------------------------------
        Lehman Brothers                8.67%       7.27%      7.51%
        Aggregate Bond Index*
       ---------------------------------------------------------------

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.


                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 1998 fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

Fees and Expenses of the Funds
------------------------------

This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

                                                                 Annual Fund Operating Expenses         Total Annual
                                       Shareholder Fees       (expenses deducted from Fund assets)          Fund
                                      (fees paid directly    Management    Distribution     Other         Operating
                                     from your investment)       Fees      (12b-1) Fees    Expenses        Expenses
                                     ---------------------   ----------    ------------    --------        --------
Select Emerging Markets Fund @                None             1.35%*           None          1.19%         2.54%(1),(2)*
Select Aggressive Growth Fund                 None             0.88%            None          0.07%         0.95%(1),(2)
Select Capital Appreciation Fund              None             0.94%            None          0.10%         1.04%(1),(2)
Select Value Opportunity Fund                 None             0.91%(1)*        None          0.08%         0.99%(1),(2)*
Select International Equity Fund              None             0.90%            None          0.12%         1.02%(1),(2)
Select Growth Fund                            None             0.81%**          None          0.05%         0.86%(1),(2)**
Select Strategic Growth Fund @                None             0.85%*           None          0.81%         1.66%(1),(2)*
Select Growth and Income Fund                 None             0.68%            None          0.05%         0.73%(1),(2)
Select Income Fund                            None             0.54%            None          0.10%         0.64%(1)

@ The Select Emerging Markets Fund and Select Strategic Growth Fund commenced operations on February 20, 1998. Expenses shown are annualized.

* Amount does not reflect a voluntary expense limitation currently in effect for the Select Emerging Markets Fund, Select Value Opportunity Fund, and Select Strategic Growth Fund. For the year ended December 31, 1998, the Management Fees and Total Annual Fund Operating Expenses were 1.00% and 2.19%, respectively, for Select Emerging Markets Fund, 0.90% and 0.98%, respectively, for Select Value Opportunity Fund, and 0.39% and 1.20%, respectively, for the Select Strategic Growth Fund after the effect of the voluntary expense limitations.

** Effective June 1, 1998, the management fee rate for the Select Growth Fund was revised. The Management Fee and Total Annual Fund Operating Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, and 1.00% for the Select Income Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1998.

    Until further notice, the Manager has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, the Manager has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver shall not exceed the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to the Fund's Sub-Adviser.

    Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

    The declaration of a voluntary Management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 2.19% for Select Emerging Market Fund, 0.92% for the Select Aggressive Growth Fund, 1.02% for the Select Capital Appreciation Fund, 0.94% for the Select Value Opportunity Fund, 1.01% for the Select International Equity Fund, 0.84% for the Select Growth Fund, 1.14% for the Select Strategic Growth Fund, and 0.70% for the Select Growth and Income Fund.

Example
-------

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 year      3 years        5 years        10 years
                                      ------      -------        -------        --------
Select Emerging Markets Fund          $254        $781           $1,334         $2,840
Select Aggressive Growth Fund         $ 95        $297           $  515         $1,143
Select Capital Appreciation Fund      $104        $325           $  563         $1,246
Select Value Opportunity Fund         $ 99        $309           $  536         $1,189
Select International Equity Fund      $102        $318           $  552         $1,223
Select Growth Fund                    $ 86        $269           $  467         $1,039
Select Strategic Growth Fund          $166        $515           $  887         $1,933
Select Growth and Income Fund         $ 73        $228           $  398         $  887
Select Income Fund                    $ 64        $200           $  349         $  781


                   DESCRIPTION OF PRINCIPAL INVESTMENT RISKS


The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to each Fund are identified under "Fund Summaries". There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objective, and an investor in any of the Funds could lose money.


COMPANY RISK

A Fund's equity and fixed income investments in a company often fluctuate based on:

    .  the firm's actual and anticipated earnings,

    . changes in management, product offerings and overall financial strength and

    .  the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.


CREDIT RISK

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as junk bonds, have very high levels of credit risk. Junk bonds are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.


CURRENCY RISK

This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.


DERIVATIVES RISK

A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.

EMERGING MARKETS RISK

Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.


FOREIGN INVESTMENT RISK

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations.


INTEREST RATE RISK

When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

LIQUIDITY RISK

This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called junk bonds), restricted securities, over-the-counter securities and derivatives.


INVESTMENT MANAGEMENT RISK

Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.


MARKET RISK

This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.


PREPAYMENT RISK

While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an unforeseen loss of interest income to a Fund. Also, because prepayments increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.


                          OTHER INVESTMENT STRATEGIES

The Fund Summaries starting on page 3 describe the investment objective and the principal investment strategies and risks of each Fund. The Funds may at times use the following investment strategies. Attached as Appendix A is a chart with a listing of various investment techniques and strategies that the Sub-Advisers of the Funds may utilize. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. These investment objectives and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Derivative Investments.  (APPLICABLE TO EACH FUND)  Instead of investing
----------------------
directly in the types of portfolio securities described in the Summary, each Fund may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

Foreign Investments.  (APPLICABLE TO EACH FUND)  Each Fund may invest all or a
-------------------
substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. A Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. The Select Capital Appreciation Fund and Select International Equity Fund may also purchase foreign securities through European Depositary Receipts and Global Depositary Receipts.

High Yield Securities.  (APPLICABLE TO THE SELECT EMERGING MARKETS FUND, SELECT
---------------------
CAPITAL APPRECIATION FUND, SELECT GROWTH FUND, SELECT GROWTH AND INCOME FUND, AND SELECT INCOME FUND) The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Select Income Fund may purchase corporate debt securities which are high yield securities, or "junk bonds" (rated at the time of purchase BB or lower by Moody's or S&P, or equivalently rated by another rating agency, or unrated but believed by the Sub-Adviser to have similar quality.) These securities are considered to be speculative in their capacity to pay interest and repay principal.

Lending of Securities.  (APPLICABLE TO ALL FUNDS)  To realize additional income,
---------------------
the Funds may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of a Fund's total assets. While any such loan is outstanding, a Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. Each Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.

Restricted Securities.  (APPLICABLE TO ALL FUNDS)  The Funds may purchase fixed-
---------------------
income securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". Each Fund will not invest more than 15% of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in a Fund if buyers lose interest in restricted securities. As a result, a Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies.  At times a Sub-Adviser may determine that
------------------------------
market conditions make it desirable temporarily to suspend a Fund's normal investment activities. This is when the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

Frequent Trading.  Certain Funds from time to time may engage in active and
----------------
frequent trading to achieve their principal investment strategies. This may result in a realization and distribution to shareholders of higher capital gains, which would increase the investors' tax liability. Frequent trading increases transaction costs, which could detract from the Fund's performance.


                            MANAGEMENT OF THE FUNDS

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Sub-Advisers have been hired to manage the investments of the Funds. The Trust and Manager have obtained an order of exemption from the SEC that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee Sub-Advisers. The Manager has the ability, subject to approval of the Trustees, to hire and terminate Sub-Advisers and to change materially the terms of the Sub-Adviser Agreements, including thecompensation paid to the Sub-Advisers, without the approval of the shareholders of the Funds. The Sub-Advisers have been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by each Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance by the Sub-Advisers is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

The following table provides information about each Fund's Sub-Adviser:

     -----------------------------------------------------------------------------------------------------------------
                              FUND NAME,
                     SUB-ADVISER NAME AND ADDRESS                                      EXPERIENCE
     -----------------------------------------------------------------------------------------------------------------
     Select Emerging Markets Fund                                  Organized in 1980 and has $27.1 billion assets under
     ----------------------------
     Schroder Capital Management                                   management as of December 31, 1998.  Provides
     International Inc.                                            global equity and fixed income management services
     787 Seventh Avenue                                            to mutual funds and other institutional investors.
     New York, NY  10019
     -----------------------------------------------------------------------------------------------------------------
     Select Aggressive Growth Fund                                 Has over $31 billion assets under management as of
     -----------------------------
     Nicholas-Applegate Capital Management, L.P.                   January 21, 1999.  Founded in 1984.  Clients
     600 West Broadway, Suite 2900                                 include employee benefit and retirement plans,
     San Diego, CA  92101                                          foundations, investment companies and individuals.
     -----------------------------------------------------------------------------------------------------------------
     Select Capital Appreciation Fund                              Manages with its affiliates assets totaling $148
     --------------------------------
     T. Rowe Price Associates, Inc.                                billion as of December 31, 1998 for seven million
     100 East Pratt Street                                         individual and institutional investor accounts.
     Baltimore, MD  21202                                          Founded in 1937.
     -----------------------------------------------------------------------------------------------------------------
     Select Value Opportunity Fund                                 Established in 1973.  Over $4.3 billion assets
     -----------------------------
     Cramer Rosenthal McGlynn, LLC                                 under management as of December 31, 1998.
     707 Westchester Avenue                                        Provides investment advice to mutual funds,
     White Plains, NY  10604                                       individuals, government agencies, pension plans
                                                                   and trusts.
     -----------------------------------------------------------------------------------------------------------------
     Select International Equity Fund                              Managed over $38 billion in global securities as
     --------------------------------
     Bank of Ireland Asset Management (U.S.) Ltd.                  of December 31, 1998.  Founded in 1966.  Provides
     26 Fitzwilliam Place, Dublin 2, Ireland and                   international investment management services.
     20 Horseneck Lane
     Greenwich, CT  06830
     -----------------------------------------------------------------------------------------------------------------
     Select Growth Fund                                            As of December 31, 1998, $294 billion assets under
     ------------------
     Putnam Investment Management, Inc.                            management, including affiliates.  Investment
     One Post Office Square                                        manager of mutual funds and other clients since
     Boston, MA  02109                                             1937.
     -----------------------------------------------------------------------------------------------------------------
     Select Strategic Growth Fund                                  Began operations in 1973.  Manages portfolios for
     ----------------------------
     Cambiar Investors, Inc.                                       corporations, pension plans and financial
     8400 East Prentice Avenue                                     institutions.  As of December 31, 1998, $2.3
     Suite 460                                                     billion assets under management.
     Englewood, CO  80111
     -----------------------------------------------------------------------------------------------------------------
     Select Growth and Income Fund                                 Incorporated in 1984. With affiliates, over $300
     -----------------------------                                 billion assets under management as of December 31,
     J.P. Morgan Investment Management Inc.                        1998. Serves as investment adviser for employee
     522 Fifth Avenue                                              benefit plans and other institutional assets, as
     New York, NY  10036                                           well as mutual funds and variable annuities.

     -----------------------------------------------------------------------------------------------------------------
     Select Income Fund                                            Founded in 1933.  $46 billion in assets under
     ------------------
     Standish, Ayer & Wood, Inc.                                   management.  Manages portfolios for pension plans,
     One Financial Center                                          financial institutions and endowment and
     Boston, MA  02111                                             foundation funds.
----------------------------------------------------------------------------------------------------------------------

For a sample listing of certain of the Sub-Advisers' clients, see "Investment Management and Other Services" in the SAI.

The following individuals or groups of individuals are primarily responsible for the day-to-day management of the Funds' portfolios:

------------------------------------------------------------------------------------------------------------------------------------
     FUND NAME AND SUB-              NAME AND TITLE OF                      SERVICE WITH                    BUSINESS EXPERIENCE
       ADVISER NAME                PORTFOLIO MANAGER(S)                     SUB-ADVISER                    FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund       John A. Troiano, Chief Executive and     1981 - Present     Joined SCMI as an investment analyst
----------------------------
Schroder Capital Management        Chairman of Emerging Markets Committee                      specializing in engineering and
International Inc. ("SCMI")                                                                    technology; In 1989 set up SCMI's
                                                                                               Latin American team.

                                   Mark Bridgeman, First Vice President     1990 - Present     Joined SCMI in 1990 and is Fund
                                                                                               Manager specializing in African
                                                                                               markets.

                                   Heather F. Crighton, Director            1993 - Present     Joined SCMI in 1993 as Fund Manager
                                                                                               specializing in Asian emerging
                                                                                               markets.

------------------------------------------------------------------------------------------------------------------------------------
Select Aggressive Growth Fund      Lawrence S. Speidell, Partner            1994 - Present     Director of Global/Systematic
-----------------------------
Nicholas-Applegate Capital                                                                     Portfolio Management and Research at
Management, L.P. ("NACM")                                                                      NACM. Prior to joining NACM, he spent
                                                                                               ten years with Batterymarch Financial
                                                                                               Management.

                                   John J. Kane, Partner                    1994 - Present     Senior Portfolio Manager for the U.S.
                                                                                               Systematic portfolios at NACM. Prior
                                                                                               to joining NACM in 1994, he was
                                                                                               employed by ARCO Investment
                                                                                               Management Company and General
                                                                                               Electric.

                                   Mark W. Stuckelman, Portfolio            1995 - Present     Portfolio Manager for the U.S.
                                   Manager                                                     Systematic portfolios at NACM. Prior
                                                                                               to joining NACM, he was employed for
                                                                                               five years with Wells Fargo Bank,
                                                                                               Fidelity Management Trust Co., and
                                                                                               BARRA, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Select Capital Appreciation Fund   Brian W.H. Berghuis, Chartered           1985 - Present     He has fifteen years experience in
-------------------------------
T. Rowe Price Associates, Inc.     Financial Analyst                                           equity research and portfolio
("T. Rowe Price")                                                                              management.  He is Chairman of the
                                                                                               investment team for the Fund.

                                   John F. Wakeman, Research Analyst &      1989 - Present     He spent nine years with T. Rowe
                                   Portfolio Manager                                           Price as a research analyst and
                                                                                               portfolio manager and has eleven
                                                                                               years' experience in equity research.

                                   Marc L. Baylin, Chartered Financial      1993 - Present     He has seven years of investment
                                   Analyst                                                     experience in equity research and has
                                                                                               been with T. Rowe Price for the past
                                                                                               five years as a Research Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Select Value Opportunity Fund      Ronald H. McGlynn, CEO and President     1995 - Present     He joined Cramer Rosenthal in 1973,
-----------------------------
Cramer, Rosenthal, McGlynn,        of Cramer Rosenthal                                         has 29 years of investment
LLC ("Cramer Rosenthal")                                                                       experience and serves as Co-Chief
                                                                                               Investment Officer and Portfolio
                                                                                               Manager.

                                   Jay B. Abramson, Executive Vice          1995 - Present     He has been with Cramer Rosenthal
                                   President and Director of Research                          since 1985 and his overall
                                   and Co-Chief Investment Officer                             responsibility is for investment
                                                                                               research.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     FUND NAME AND SUB-                      NAME AND TITLE OF              SERVICE WITH                   BUSINESS EXPERIENCE
       ADVISER NAME                        PORTFOLIO MANAGER(S)             SUB-ADVISER                    FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Select International Equity        Christopher Reilly, Chief Investment     1980 - Present     Since 1985, he has had overall
---------------------------
Fund Bank of Ireland Asset         Officer                                                     responsibility for asset management.
Management (U.S.) Limited                                                                      He previously worked in the United
("BIAM")                                                                                       Kingdom in stockbrokering and
                                                                                               investment management.

                                   Denis Donovan, Director-Portfolio        1985 - Present     Prior to joining BIAM , he spent
                                   Manager                                                     more than 13 years in the money
                                                                                               market and foreign exchange
                                                                                               operations of the Central Bank of
                                                                                               Ireland. At present, he has overall
                                                                                               responsibility for the portfolio
                                                                                               management function for all of BIAM's
                                                                                               client base.

                                   Peter Wood                               1985 - Present     Prior to 1985, he spent five years
                                                                                               with another leading investment
                                                                                               management firm. He is now
                                                                                               responsible for portfolio
                                                                                               construction at BIAM.

                                   Jane Neill, Senior Equity Analyst        1994 - Present     Previously, she was Chief Investment
                                                                                               Officer with another leading Irish
                                                                                               investment management firm.

------------------------------------------------------------------------------------------------------------------------------------
Select  Growth Fund                C. Beth Cotner, CFA, Chief Investment    1995 - Present     Prior to 1995, Ms. Cotner was
-------------------
Putnam Investment Management,      Officer                                                     Executive Vice President at Kemper
Inc. ("Putnam")                                                                                Financial Services.

                                   Manuel Weiss, CFA, Senior Vice           1987 - Present     He has been an investment
                                   President                                                   professional with Putnam since 1987.

------------------------------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund       Michael S. Barish, CFA and President     1973 - Present     He founded Cambiar in 1973 and has
----------------------------                                                                   36 years of investment experience.
Cambiar Investors, Inc.                                                                        He is a generalist and is
("Cambiar")                                                                                    responsible for the consumer goods
                                                                                               and healthcare securities.

                                   Kathleen M. McCarty, CFA, Senior Vice    1987 - Present     Prior to 1987, Ms. McCarty was
                                   President                                                   employed by Dain Bosworth as Vice
                                                                                               President of Research. She is
                                                                                               responsible for financial services,
                                                                                               communication services and utilities
                                                                                               securities.

                                   Michael J. Gardner, CFA and Vice         1995 - Present     Prior to 1995, Mr. Gardner was
                                   President                                                   employed by Simmons & Co. He is
                                                                                               responsible for energy and capital
                                                                                               goods securities.

                                   Brian M. Barish, CFA and Vice President  1997 - Present     Prior to joining Cambiar in 1997, Mr.
                                                                                               Barish was Vice President at Lazard
                                                                                               Freres & Co. He is responsible for
                                                                                               technology-software, consumer goods,
                                                                                               transportation and international
                                                                                               securities.

------------------------------------------------------------------------------------------------------------------------------------
Select Growth and Income Fund         Bernard A. Kroll, Vice President           1996 - Present     Prior to joining J.P. Morgan in
-----------------------------                                                                       1996, Mr. Kroll was an equity
J.P. Morgan Investment Management                                                                   derivatives specialist at
 Inc. ("J.P. Morgan")                                                                               Goldman Sachs & Co., founded
                                                                                                    his own software development
                                                                                                    firm and options broker-dealer,
                                                                                                    and managed several derivatives
                                                                                                    businesses at Kidder, Peabody
                                                                                                    & Co. He is a portfolio manager
                                                                                                    in the Structured Equity Group.

                                      Timothy J. Devlin, Vice President          1996 - Present     Prior to joining J.P. Morgan
                                                                                                    in 1996, Mr. Devlin was an
                                                                                                    equity portfolio manager at
                                                                                                    Mitchell Hutchins Asset
                                                                                                    Management Inc. He is a port-
                                                                                                    folio manager in the Structured
                                                                                                    Equity Group.

                                      James C. Weiss, Vice President             1992 - Present     He is a portfolio manager in
                                                                                                    the Structured Equity Group
                                                                                                    and has been at J.P. Morgan
                                                                                                    since 1992.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     FUND NAME AND SUB-              NAME AND TITLE OF                      SERVICE WITH                    BUSINESS EXPERIENCE
       ADVISER NAME                PORTFOLIO MANAGER(S)                     SUB-ADVISER                    FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Select Income Fund                 Edward H. Ladd, Chairman and Managing    1962 - Present     He is the firm's economist and also
------------------
Standish, Ayer & Wood, Inc.        Director                                                    assists clients in establishing
 ("SAW")                                                                                       investment strategies. Mr. Ladd is a
                                                                                               Director of the Federal Reserve Bank
                                                                                               of Boston, New England Electric
                                                                                               System, Greylock Management and
                                                                                               Harvard Management Corp. and a member
                                                                                               of SAW's Executive Committee.

                                   George W. Noyes, President and Managing  1970 - Present     He directs bond policy formulation
                                   Director                                                    and manages institutional bond
                                                                                               portfolios at SAW. Mr. Noyes is Vice
                                                                                               Chairman of the ICFA Research
                                                                                               Foundation and serves on SAW's
                                                                                               Executive Committee.

                                   Dolores S. Driscoll, Managing Director   1974 - Present     She manages fixed-income portfolios
                                                                                               with specific emphasis on mortgage
                                                                                               pass-throughs and original issue
                                                                                               discount bonds. Ms. Driscoll also
                                                                                               serves on SAW's Executive Committee.

                                   Richard C. Doll, Manager                 1984 - Present     He is a portfolio manager with
                                                                                               research responsibilities in
                                                                                               convertible bonds. Prior to joining
                                                                                               SAW, Mr. Doll was a Vice President
                                                                                               with the Bank of New England.

                                   Maria D. Furman, Vice President and      1976 - Present     She is head of the tax-exempt area
                                   Director                                                    and manages insurance and pension
                                                                                               fund accounts. Ms. Furman currently
                                                                                               serves on SAW's Executive Committee.
------------------------------------------------------------------------------------------------------------------------------------

     For the fiscal year ended December 31, 1998, the Funds paid the Manager the fees shown in the table below:

                                                       FEE (AS A PERCENTAGE OF
               Fund                                      AVERAGE NET ASSETS)
               ----                                      ------------------
          Select Emerging Markets Fund...............         1.35%
          Select Aggressive Growth Fund..............         0.88%
          Select Capital Appreciation Fund...........         0.94%
          Select Value Opportunity Fund..............         0.91%
          Select International Equity Fund...........         0.90%
          Select Growth Fund.........................         0.82%
          Select Strategic Growth Fund...............         0.85%
          Select Growth and Income Fund..............         0.68%
          Select Income Fund.........................         0.54%

     For fiscal year ended December 31, 1998, the Manager paid each Sub-Adviser aggregate fees as set forth below:

                                                                                FEE (AS A PERCENTAGE OF
                                    SUB-ADVISER                                   AVERAGE NET ASSETS)
                                    -----------                                   ------------------
     Schroder Capital Management International Inc./(1)/
          (Select Emerging Markets Fund).................................                 1.00%

                                                                                     FEE (AS A PERCENTAGE OF
                                   SUB-ADVISER                                         AVERAGE NET ASSETS)
                                   -----------                                         ------------------
     Nicholas-Applegate Capital Management, L.P.
          (Select Aggressive Growth Fund).......................................               0.51%
     T. Rowe Price Associates, Inc. *
          (Select Capital Appreciation Fund)....................................               0.52%
     Cramer Rosenthal McGlynn, LLC
          (Select Value Opportunity Fund).......................................               0.54%
     Bank of Ireland Asset Management (U.S.) Limited
          (Select International Equity Fund)....................................               0.33%
     Putnam Investment Management, Inc.
          (Select Growth Fund)..................................................               0.33%
     Cambiar Investors, Inc./(2)/
          (Select Strategic Growth Fund)........................................               0.50%
     John A Levin & Co., Inc. **
          (Select Growth and Income Fund).......................................               0.30%
     Standish, Ayer & Wood, Inc.
          (Select Income Fund)..................................................               0.20%

_________________________________________

/(1)/   The Select Emerging Markets Fund began operations on February 20, 1998.
For its services, Schroder Capital Management International Inc. will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Emerging Markets Fund, under the following schedule:

               ASSETS                                  RATE
               ------                                  ----
               First $50 Million....................   1.00%
               Next $50 Million.....................   0.85%
               Next $150 Million....................   0.75%
               Over $250 Million....................   0.60%

/(2)/   The Select Strategic Growth Fund began operations on February 20, 1998.
For its services, Cambiar Investors, Inc. will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Strategic Growth Fund, under the following schedule:

               ASSETS                                  RATE
               ------                                  ----
               First $50 Million....................   0.50%
               Next $100 Million....................   0.45%
               Next $100 Million....................   0.35%
               Next $100 Million....................   0.30%
               Over $350 Million....................   0.25%

* T. Rowe Price Associates, Inc. assumed Sub-Adviser responsibilities from Janus Capital Corporation on April 1, 1998. Janus Capital Corporation served as Sub-Adviser of the Select Capital Appreciation Fund from April 28, 1995 to March 31, 1998. Janus Capital Corporation received a fee computed daily at an annual rate based on the average daily net assets of the Select Capital Appreciation Fund, based on the following schedule:

               ASSETS                                  RATE
               ------                                  ----
               First $100 Million...................   0.60%
               Over $100 Million....................   0.55%
               Next $250 Million....................   0.50%
               Over $500 Million....................   0.45%

T. Rowe Price Associates, Inc. receives a fee computed daily at an annual rate of 0.50% based on the average daily net assets of the Select Capital Appreciation Fund.

** J.P. Morgan Investment Management Inc. replaced John A. Levin & Co., Inc. as Sub-Adviser of the Select Growth and Income Fund on April 1, 1999.


                            PRICING OF FUND SHARES

The Funds sell and redeem their shares at a price equal to their net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAV's on days when the Exchange is closed.

Equity securities are valued based on market value if market quotations are readily available. In other cases, they are valued at their fair value following procedures approved by the Trustees. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. All securities of the Money Market Fund are valued at amortized cost. Debt obligations in the other Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the other Funds having a remaining maturity of more than 60 days are based upon readily available market quotations.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to buy or sell shares.

                       PURCHASE AND REDEMPTION OF SHARES
                       ---------------------------------

Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life insurance policies. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The

Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the Prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.

                            DISTRIBUTIONS AND TAXES

Distributions
-------------

Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Select Growth and Income Fund and Select Income Fund; annually in the case of the Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund and Select Strategic Growth Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts.

Taxes
-----

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.

                                   YEAR 2000

Some computer software cannot distinguish between dates in the year 2000 and dates in the year 1900 because of the way that dates are encoded and calculated. The services provided to the Trust by the Manager, Sub-Advisers, the Custodian and other external service providers depend on the proper functioning of their computer software. Failure to correct or replace any non-compliant software could adversely affect, among other things, the handling of securities trades, the payment of interest and dividends, the pricing of the Trust's securities and of the Trust's shares, and account services. The Trust has requested information from its service providers with respect to their plans to be Year 2000 compliant. The Trust has been advised by its service providers that they either are Year 2000 compliant now or expect to be compliant prior to December 31, 1999. However, there can be no guarantee that the Trust's operations will not be adversely affected by non-compliant systems of its service providers or of other third parties which interact with such service providers. The Year 2000 problem could also have an adverse effect on issuers whose securities are owned by the Funds, potentially decreasing the value of such securities.

----------------------------
The conversion of certain European currencies to the "euro" may present additional risks to those Funds exposed to such currencies.


                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

[Sample format]

The             Fund
--------------------

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions

Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions


Net Asset Value, End of Period

Total Return
------------
 ................................................................................

Ratios/Supplemental Data
------------------------

Net Assets, End of Period
Ratios of Expenses to Average Net Assets
Ratios of Net Income to Average Net Assets
Portfolio Turnover Rate

                                 [Back Cover]

                          ALLMERICA INVESTMENT TRUST

                         Select Emerging Markets Fund
                         Select Aggressive Growth Fund
                       Select Capital Appreciation Fund
                         Select Value Opportunity Fund
                       Select International Equity Fund
                              Select Growth Fund
                         Select Strategic Growth Fund
                         Select Growth and Income Fund
                              Select Income Fund



                              440 Lincoln Street
                        Worcester, Massachusetts  01653
                                (508) 855-1000


The Trust's Statement of Additional Information (SAI) includes additional information about the Funds. The Trust's annual and semi-annual reports to shareholders include information about the investments of the Funds. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-______.

You may review and copy information about the Trust including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                  APPENDIX A
                                  ----------


INVESTMENT TECHNIQUES AND STRATEGIES
------------------------------------

In managing its portfolios of investments, the Trust may make use of the following investment techniques and strategies:

SYMBOLS
-------
 .         Permitted
---       Not Permitted



                                           SELECT     SELECT      SELECT       SELECT      SELECT         SELECT   SELECT
                                           EMERGING   AGGRESSIVE  CAPITAL      VALUE       INTERNATIONAL  GROWTH   STRATEGIC
                                           MARKETS    GROWTH      APPRECIATION OPPORTUNITY EQUITY         FUND     GROWTH
INVESTMENT TECHNIQUE/STRATEGY              FUND       FUND        FUND         FUND        FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                    ----       ----        ----         ----        ----           ----     ----
Financial Futures Contracts
     and Related Options                    .          .           .            .            .             .         .
Foreign Securities                          .          .           .            .            .             .         .
Forward Commitments                        ----       ----         .           ----        ----           ----     ----
Forward Contracts on Foreign Currencies     .         ----         .           ----          .             .       ----
High Yield Securities                       .         ----         .           ----        ----            .       ----
Investments in Money Market Securities      .          .           .            .            .             .         .
Mortgage-Backed Securities                 ----       ----        ----         ----        ----           ----     ----
Purchasing Options                          .          .           .            .            .             .         .
Repurchase Agreements                       .          .           .            .            .             .         .
Restricted Securities                       .          .           .            .            .             .         .
Reverse Repurchase Agreements              ----       ----         .           ----        ----           ----     ----
Securities Lending                          .          .           .            .            .             .         .
Stand-By Commitments                       ----       ----        ----         ----        ----           ----     ----
Stripped Mortgage-Backed Securities        ----       ----        ----         ----        ----           ----     ----
Swap and Swap-Related Products             ----       ----         .           ----        ----           ----     ----
When-Issued Securities                      .          .           .            .            .             .         .
Writing Covered Options                     .          .           .            .            .             .         .

                                                  SELECT
                                                  GROWTH          SELECT
                                                  AND INCOME      INCOME
INVESTMENT TECHNIQUE/STRATEGY                     FUND            FUND
-----------------------------------------------------------------------------
Asset-Backed Securities                              .               .
Financial Futures Contracts
     and Related Options                             .               .
Foreign Securities                                   .               .
Forward Commitments                                 ----             .
Forward Contracts on Foreign Currencies             ----             .
High Yield Securities                                .               .
Investments in Money Market Securities               .               .
Mortgage-Backed Securities                          ----             .
Purchasing Options                                   .               .
Repurchase Agreements                                .               .
Restricted Securities                                .               .
Reverse Repurchase Agreements                      ----            ----
Securities Lending                                   .               .
Stand-By Commitments                               ----              .
Stripped Mortgage-Backed Securities                ----              .
Swap and Swap-Related Products                     ----            ----
When-Issued Securities                               .               .
Writing Covered Options                              .               .

                          ALLMERICA INVESTMENT TRUST

                        PROSPECTUS DATED:  MAY 1, 1999


The Money Market Fund is a separate portfolio of the Trust which serves as the underlying investment for an insurance related account.

This Prospectus explains what you should know about the Fund before you invest. Please read it carefully before you invest.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              440 LINCOLN STREET
                        WORCESTER, MASSACHUSETTS 01653
                                (508) 855-1000

                               TABLE OF CONTENTS

FUND SUMMARY.............................................................   3
  Objective, Strategies and Risks........................................   3

EXPENSE SUMMARY..........................................................   5

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS................................   6

OTHER INVESTMENT STRATEGIES..............................................   7

MANAGEMENT OF THE FUND...................................................   8

PRICING OF FUND SHARES...................................................   9

PURCHASE AND REDEMPTION OF SHARES........................................   9

DISTRIBUTIONS AND TAXES..................................................  10

YEAR 2000................................................................  10

FINANCIAL HIGHLIGHTS.....................................................  10

                                 FUND SUMMARY


This Prospectus describes the Money Market Fund of Allmerica Investment Trust, which provides a broad range of investment options through 14 different Funds, each a separate investment Portfolio. The other Funds are described in separate prospectuses. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with Allmerica Asset Management, Inc. ("AAM") to manage the investments of the Money Market Funds. AAM has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Adviser.

The following summary describes the Money Market Fund's investment objective and principal investment strategies, identifies the principal investment risks of investing in the Fund, and provides a performance chart for the Fund. Note that any percentage limitations listed under the Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar chart shows how the investment returns of the shares of the Fund have varied in the past ten years . The table following the bar chart shows how the Fund's average annual return for the last one, five and ten years compare to those of a broad-based securities market index. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. The bar chart and table give some indication of the risks of investing in the Fund by showing changes in the Fund's performance.

OBJECTIVE, STRATEGIES AND RISKS
-------------------------------

Sub-Adviser:  Allmerica Asset Management, Inc.

Investment Objective: The Money Market Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.

Principal Investment Strategies: The Money Market Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign securities (not including its investments in American Depository Receipts or "ADRs").

Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks:

     .  Credit Risk
     .  Interest Rate Risk
     .  Investment Management Risk
     .  Market Risk


                              YEARLY PERFORMANCE


                             [BAR CHART APPEARS HERE]


                                1989      9.07%

                                1990      8.17%

                                1991      6.22%

                                1992      3.78%

                                1993      3.00%

                                1994      3.93%

                                1995      5.84%

                                1996      5.36%

                                1997      5.47%

                                1998      5.51%

During the period shown above the highest quarterly return was 9.44% for the quarter ended 06/30/89 and the lowest was 2.91% for the quarter ended 07/31/93.

                               PERFORMANCE TABLE

          ------------------------------------------------------------
              Average Annual Total
            Returns (for the periods      Past      Past       Past
           ending December 31, 1998)    One Year   5 Years   10 Years
          ------------------------------------------------------------
           Fund Shares                    5.51%     5.22%      5.62%
          ------------------------------------------------------------
           IBC/Donoghue First Tier        4.96%     4.80%      5.22%
           Money Market Index*
          ------------------------------------------------------------

* IBC/Donoghue is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis. The Fund's 7-day yield ending December 31, 1998 was 5.11%.


                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in the Money Market Fund. Expenses shown are based on expenses incurred in respect of shares of the Fund for the 1998 fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $10,000 investment in the Fund over specified periods.

Fees and Expenses of the Fund
-----------------------------

This table describes the fees and expenses that you may pay if you invest in the Fund. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Fund.

                                     Annual Fund Operating Expenses       Total Annual
           Shareholder Fees      (expenses deducted from Fund assets)         Fund
         (fees paid directly     Management  Distribution      Other        Operating
        from your investment)       Fees     (12b-1) Fees    Expenses        Expenses
        ---------------------       ----     ------------    --------        --------
                None               0.26%          None         0.06%         0.32%(1)

(1) Until further notice, the Manager has declared a voluntary expense limitation of 0.60% for the Money Market Fund. The total operating expenses of the Fund were less than its expense limitation throughout 1998.

     The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to the Fund. These limitations may be terminated at any time.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 year      3 years       5 years      10 years
   ------      -------       -------      --------
   $32         $101          $176         $397


                   DESCRIPTION OF PRINCIPAL INVESTMENT RISKS


The following is a summary of the principal risks of investing in the Money Market Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to the Fund are identified under "Fund Summary". There are also many factors that could cause the value of your investment in the Fund to decline which are not described here. It is important to remember that there is no guarantee that the Fund will achieve its investment objective, and an investor in the Fund could lose money.

CREDIT RISK

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

INTEREST RATE RISK

When interest rates rise, the prices of fixed income securities in the Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even a fund that invests in the highest quality debt securities is subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

INVESTMENT MANAGEMENT RISK

Investment management risk is the risk that a fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

MARKET RISK

This is the risk that the price of a security held by the Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.


                          OTHER INVESTMENT STRATEGIES


The Fund Summary starting on page 3 describes the investment objective and the principal investment strategies and risks of the Fund. The Fund may at times use the following investment strategies. Attached as Appendix A is a chart with a listing of various investment techniques and strategies that the Sub-Adviser of the Fund may utilize. The Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. The investment objective and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.

Foreign Investments.  The Fund may invest all or a substantial part of its
-------------------
portfolio in U.S. dollar denominated securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. The Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges.

Lending of Securities.  To realize additional income, the Fund may lend
---------------------
portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of the Fund's total assets. While any such loan is outstanding, the Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. The Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.

Restricted Securities.  The Fund may purchase fixed-income securities that are
---------------------
not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". The Fund will not invest more than 10% of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in the Fund if buyers lose interest in restricted securities. As a result, the Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies.  At times a Sub-Adviser may determine that
------------------------------
market conditions make it desirable temporarily to suspend the Fund's normal investment activities. The Fund may not achieve its investment objective while these strategies are in effect.


                            MANAGEMENT OF THE FUND

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Allmerica Asset Management, Inc. , located at 440 Lincoln Street, Worcester, Massachusetts, serves as the Fund's Sub-Adviser. AAM was incorporated in 1993 and as of December 31, 1998 had $13.2 billion in assets under management. AAM serves as investment adviser to investment companies and affiliated insurance company accounts. John C. Donohue, Vice President of AAM, is primarily responsible for the day-to-day management of the Fund. Mr. Donohue has been with AAM since 1995. He was a portfolio manager at CS First Boston Investment Management prior to joining AAM.

The Sub-Adviser has been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fee earned by the Sub-Adviser and BARRA RogersCasey is paid by the Manager. The performance of the Sub-Adviser is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

For the fiscal year ended December 31, 1998, the Fund paid the Manager a fee of 0.26% of the Fund's average net assets, and the Manager paid AAM an aggregate fee of 0.10% of the Fund's average net assets.


                            PRICING OF FUND SHARES

The Money Market Fund sells and redeems its shares at a price equal to its net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open normally 4:00 p.m. Eastern Time. Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Fund does not accept orders or compute its NAV's on days when the Exchange is closed. All securities of the Fund are valued at amortized cost.


                       PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund currently are purchased only by a separate account which is the funding mechanism for a variable annuity contract. The Distributor, Allmerica Investments, Inc., at its expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Fund. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Account are sold subject to certain fees and charges which may include sales and redemption charges. See the Prospectuses for the variable insurance product.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.

                            DISTRIBUTIONS AND TAXES

Distributions
-------------

The Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid daily in the case of the Money Market Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Account and any distributions are reinvested automatically by the Separate Account.

Taxes
-----

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. [Under current tax law, dividend or capital gain distributions from the Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.]


                                   YEAR 2000

Some computer software cannot distinguish between dates in the year 2000 and dates in the year 1900 because of the way that dates are encoded and calculated. The services provided to the Trust by the Manager, Sub-Advisers, the Custodian and other external service providers depend on the proper functioning of their computer software. Failure to correct or replace any non-compliant software could adversely affect, among other things, the handling of securities trades, the payment of interest and dividends, the pricing of the Trust's securities and of the Trust's shares, and account services. The Trust has requested information from its service providers with respect to their plans to be Year 2000 compliant. The Trust has been advised by its service providers that they either are Year 2000 compliant now or expect to be compliant prior to December 31, 1999. However, there can be no guarantee that the Trust's operations will not be adversely affected by non-compliant systems of its service providers or of other third parties which interact with such service providers. The Year 2000 problem could also have an adverse effect on issuers whose securities are owned by the Funds, potentially decreasing the value of such securities.

----------------------------
The conversion of certain European currencies to the "euro" may present additional risks to those Funds exposed to such currencies.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

[Sample format]
The        Fund
---------------

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period
Total Return
------------

 ................................................................................

Ratios/Supplemental Data
------------------------

Net Assets, End of Period
Ratios of Expenses to Average Net Assets
Ratios of Net Income to Average Net Assets
Portfolio Turnover Rate

                                 [Back Cover]


                          ALLMERICA INVESTMENT TRUST


                               Money Market Fund


                              440 Lincoln Street
                        Worcester, Massachusetts  01653
                                (508) 855-1000


The Trust's Statement of Additional Information (SAI) includes additional
information about the Fund.   The Trust's annual and semi-annual reports to
shareholders include information about the investments of the Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the Fund or make shareholder inquiries by calling 1-800-______.

You may review and copy information about the Trust including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

INVESTMENT TECHNIQUES AND STRATEGIES
------------------------------------

In managing its portfolios of investments, the Trust Fund may make use of the following investment techniques and strategies:

Symbols
-------
 .           Permitted
-----       Not Permitted





INVESTMENT TECHNIQUE/STRATEGY
----------------------------------

Asset-Backed Securities                               .
Financial Futures Contracts
        and Related Options                          ----
Foreign Securities                                    .
Forward Commitments                                   .
Forward Contracts on Foreign Currencies              ----
High Yield Securities                                ----
Investments in Money Market Securities                .
Mortgage-Backed Securities                           ----
Purchasing Options                                   ----
Repurchase Agreements                                 .
Restricted Securities                                 .
Reverse Repurchase Agreements                        ----
Securities Lending                                    .
Stand-By Commitments                                  .
Stripped Mortgage-Backed Securities                  ----
Swap and Swap-Related Products                       ----
When-Issued Securities                                .
Writing Covered Options                              ----
----------------------------------------------------------

                          ALLMERICA INVESTMENT TRUST

                         PROSPECTUS DATED: MAY 1, 1999


This Prospectus describes the following 14 investment Funds of the Trust which serve as the underlying investments for insurance related accounts.


                         SELECT EMERGING MARKETS FUND
                         SELECT AGGRESSIVE GROWTH FUND
                       SELECT CAPITAL APPRECIATION FUND
                         SELECT VALUE OPPORTUNITY FUND
                       SELECT INTERNATIONAL EQUITY FUND
                              SELECT GROWTH FUND
                         SELECT STRATEGIC GROWTH FUND
                                  GROWTH FUND
                               EQUITY INDEX FUND
                         SELECT GROWTH AND INCOME FUND
                              SELECT INCOME FUND
                         INVESTMENT GRADE INCOME FUND
                             GOVERNMENT BOND FUND
                               MONEY MARKET FUND


This Prospectus explains what you should know about each of the Funds before you invest. Please read it carefully before you invest.

A particular Fund may not be available under the variable annuity or variable life insurance policy which you have chosen. The Prospectus of the specific insurance product you have chosen will indicate which Funds are available and should be read in conjunction with this Prospectus. Inclusion in this Prospectus of a Fund which is not available under your policy is not to be considered a solicitation.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               440 LINCOLN STREET
                         WORCESTER, MASSACHUSETTS 01653
                                 (508) 855-1000

                               TABLE OF CONTENTS

FUND SUMMARIES.................................................          3
 Objectives, Strategies and Risks..............................          3
  Select Emerging Markets Fund.................................          3
  Select Aggressive Growth Fund................................          4
  Select Capital Appreciation Fund.............................          5
  Select Value Opportunity Fund................................          7
  Select International Equity Fund.............................          8
  Select Growth Fund...........................................          9
  Select Strategic Growth Fund.................................         11
  Growth Fund..................................................         11
  Equity Index Fund............................................         13
  Select Growth and Income Fund................................         14
  Select Income Fund...........................................         16
  Investment Grade Income Fund.................................         17
  Government Bond Fund.........................................         19
  Money Market Fund............................................         20

EXPENSE SUMMARY................................................         22

DESCRIPTION OF PRINCIPAL INVESTMENT RISKS......................         24

OTHER INVESTMENT STRATEGIES....................................         27

MANAGEMENT OF THE FUNDS........................................         29

PRICING OF FUND SHARES.........................................         37

PURCHASE AND REDEMPTION OF SHARES..............................         38

DISTRIBUTIONS AND TAXES........................................         38

YEAR 2000......................................................         39

FINANCIAL HIGHLIGHTS...........................................         39

                                FUND SUMMARIES

Allmerica Investment Trust provides a broad range of investment options through 14 separate investment portfolios, or Funds. Shares of the Funds are sold exclusively to variable annuity and variable life insurance Separate Accounts and qualified pension and retirement plans.

The investment manager of the Trust is Allmerica Financial Investment Management Services, Inc. The Manager is responsible for managing the Trust's daily business and has general responsibility for the management of the investments of the Funds. The Manager, at its expense, has contracted with investment Sub-Advisers to manage the investments of the Funds. Each Sub-Adviser has been selected on the basis of various factors including management experience, investment techniques and staffing. See "Management of the Funds" for more information about the Manager and the Sub-Advisers.

The following summaries describe each Fund's investment objective and principal investment strategies, identify the principal investment risks of investing in the Fund, and provides performance charts for the Fund. Note that any percentage limitations listed under a Fund's principal investment strategies apply at the time of investment. The principal risks are discussed in more detail under "Description of Principal Investment Risks". The bar charts show how the investment returns of the shares of a Fund have varied in the past ten years (or for the life of the Fund if less than 10 years). The table following each bar chart shows how the Fund's average annual return for the last one, five and ten years (or for the life of the Fund, if shorter) compare to those of a broad-based securities market index. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE. The bar charts and tables give some indication of the risks of investing in each Fund by showing changes in the Fund's performance. A bar chart and table are not included for two new Funds, the Select Emerging Markets Fund and the Select Strategic Growth Fund, since as of December 31, 1998 they had not yet had a full calendar year of investment returns.

OBJECTIVES, STRATEGIES AND RISKS
--------------------------------

SELECT EMERGING MARKETS FUND

Sub-Adviser: Schroder Capital Management International Inc.

Investment Objective: The Fund seeks long-term growth of capital by investing in the world's emerging markets.

Principal Investment Strategies: While its investments are not limited to any specific region of the world, the Fund normally invests at least 65% of its assets in companies located or primarily operating in countries with emerging markets. The Fund usually has investments in at least five developing countries. Before the Fund invests in a country, the Sub-Adviser considers various factors such as that country's political stability and economic prospects. In selecting securities for the Fund, the Sub-Adviser focuses on the long-term growth potential of the securities.

The Fund invests primarily in equities, including common stock, preferred stock, securities convertible into common stock, rights and warrants and similar securities. The Fund also may invest up to 35% of its assets in debt securities of issuers in emerging markets, equity and debt securities of issuers in developed countries, cash and cash equivalents. The Fund may invest in lower rated bonds, commonly known as "junk bonds", as further discussed in the "Description of Investment Risks."

Principal Risks:

     .    Company Risk
     .    Credit Risk
     .    Currency Risk
     .    Derivatives Risk
     .    Emerging Markets Risk
     .    Foreign Investment Risk
     .    Investment Management Risk
     .    Liquidity Risk
     .    Market Risk

SELECT AGGRESSIVE GROWTH FUND

Sub-Adviser:  Nicholas-Applegate Capital Management, L.P.

Investment Objective: The Fund seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

Principal Investment Strategies: To pursue this goal, the Fund looks predominantly for stocks of small and mid-size companies that show potential for rapid growth. The Fund typically invests in companies that, because of positive developments affecting the company, offer the possibility of accelerating earnings. The Sub-Adviser uses systematic, fundamental research in selecting investments for the Fund.

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks, securities convertible into common stocks and warrants. The Fund also may invest in debt securities and preferred stocks and up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts or "ADRs").

Principal Risks:

     . Company Risk
     . Derivatives Risk
     . Investment Management Risk
     . Liquidity Risk
     . Market Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                            1993            19.51%

                            1994            -2.31%

                            1995            32.28%

                            1996            18.55%

                            1997            18.71%

                            1998            10.56%

During the period shown above the highest quarterly return was 30.61% for the quarter ended 06/30/97 and the lowest was (24.40)% for the quarter ended 08/31/98.

                               PERFORMANCE TABLE

--------------------------------------------------------------------------------
  Average Annual Total
 Returns (for the periods        Past               Past              Life
 ending December 31, 1998)     One Year           5 Years            Of Fund
--------------------------------------------------------------------------------
Fund Shares                     10.56%             14.99%             18.11%
--------------------------------------------------------------------------------
Russell 2500 Index*              0.38%             14.13%             16.27%
--------------------------------------------------------------------------------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT CAPITAL APPRECIATION FUND
Sub-Adviser:  T. Rowe Price Associates, Inc.

Investment Objective: The Fund seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective.

Principal Investment Strategies: The Fund's Sub-Adviser looks for companies with proven business ideas and earnings growth rates in excess of market averages. The Fund normally invests at least 50% of its equity assets in securities of companies with market capitalizations that fall within the range of companies in the S&P Mid Cap 400 Index (as of December 31, 1998, $240 million to $11.6 billion market capitalization). The Fund may also invest in larger firms and firms with a market capitalization below $240 million.

While the Fund invests primarily in common stocks, it also may invest in preferred stocks, warrants, government securities, corporate bonds and other debt securities. Up to 25% of its assets may be invested in "junk bonds". The Fund may invest without limitation in foreign securities.

Principal Risks:

     . Company Risk
     . Credit Risk
     . Currency Risk
     . Derivatives Risk
     . Foreign Investment Risk
     . Investment Management Risk
     . Liquidity Risk
     . Market Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                            1996             8.80%
                            1997            14.28%
                            1998            13.88%

During the period shown above the highest quarterly return was 27.90% for the quarter ended 12/31/98 and the lowest was (19.81)% for the quarter ended 08/31/98.

T. Rowe Price Associates, Inc. became Sub-Adviser of the Fund on April 1, 1998. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

--------------------------------------------------------------------------------
  Average Annual Total
Returns (for the periods             Past                       Life
ending December 31, 1998)          One Year                   of Fund
--------------------------------------------------------------------------------
Fund Shares                         13.88%                     20.37%
--------------------------------------------------------------------------------
Russell 2500 Index*                  0.38%                     17.50%
--------------------------------------------------------------------------------

* The Russell 2500 Index is a unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT VALUE OPPORTUNITY FUND
Sub-Adviser:  Cramer Rosenthal McGlynn, LLC

Investment Objective: The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

Principal Investment Strategies: The Fund's Sub-Adviser attempts to find stocks that are attractively valued relative to their future prospects and the market as a whole. The most promising opportunities can be found in companies that are temporarily out of favor or when most analysts are confused about changes taking place at a company. In these situations, the company's stock is often undervalued.

The Fund invests primarily in companies with market capitalization between $200 million and $5 billion. The Fund normally invests at least 80% of the portfolio in common stocks and may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     . Company Risk
     . Currency Risk
     . Derivatives Risk
     . Foreign Investment Risk
     . Investment Management Risk
     . Liquidity Risk
     . Market Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                            1994            -6.51%
                            1995            17.60%
                            1996            28.53%
                            1997            24.85%
                            1998             4.87%

During the period shown above the highest quarterly return was 19.73% for the quarter ended 07/31/97 and the lowest was (20.23)% for the quarter ended 08/31/98. Absent reimbursement of certain Fund expenses during these periods, the Fund total returns would have been lower.

Cramer Rosenthal McGlynn, LLC became Sub-Adviser of the Fund on January 1, 1997. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

--------------------------------------------------------------------------------
  Average Annual Total
 Returns (for the periods            Past               Past          Life
 ending December 31, 1998)         One Year           5 Years        Of Fund
--------------------------------------------------------------------------------
Fund Shares                          4.87%             13.09%         14.71%
--------------------------------------------------------------------------------
Russell 2500 Index*                  0.38%             14.13%         15.09%
--------------------------------------------------------------------------------

* The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks.

SELECT INTERNATIONAL EQUITY FUND
Sub-Adviser:  Bank of Ireland Asset Management (U.S.) Limited

Investment Objective: The Fund seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies.

Principal Investment Strategies: Under normal market conditions, at least 65% of the Fund's assets will be invested in the securities of medium and large-size companies located in at least five foreign countries, not including the United States. To achieve its objective, the Fund focuses on stocks which the Sub-Adviser believes are undervalued in relation to the company's prospects for future earnings growth. The Fund may also buy fixed-income debt securities, primarily for defensive purposes.

Principal Risks:

     . Company Risk
     . Currency Risk
     . Derivatives Risk
     . Foreign Investment Risk
     . Investment Management Risk
     . Market Risk


                              YEARLY PERFORMANCE


                           [BAR CHART APPEARS HERE]


                               1995      19.63%

                               1996      21.94%

                               1997       4.65%

                               1998      16.48%

During the period shown above the highest quarterly return was 19.49% for the quarter ended 12/31/98 and the lowest was (17.69)% for the quarter ended 09/30/98.

                               PERFORMANCE TABLE

--------------------------------------------------------------------------------
     Average Annual Total Returns                Past                 Life
(for the periods ending December 31, 1998)     One Year             Of Fund
--------------------------------------------------------------------------------
Fund Shares                                     16.48%               12.26%
--------------------------------------------------------------------------------
Morgan Stanley Capital International            20.33%                8.41%
EAFE Index*
--------------------------------------------------------------------------------

* The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, reflecting reinvestment of gross dividends, is an unmanaged capitalization weighted index of foreign developed country common stocks.

SELECT GROWTH FUND
Sub-Adviser:  Putnam Investment Management, Inc.

Investment Objective: The Fund seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

Principal Investment Strategies: To attain its objective, the Fund looks for companies that appear to have favorable long-term growth characteristics. The Fund typically invests in stocks of large companies, such as those included in the S&P 500 Index, although it can also make investments in smaller growth companies.

At least 65% of the Fund's assets normally will consist of common stocks. The Fund also may purchase convertible bonds and preferred stocks and warrants. The Fund normally invests substantially all of its investments in equity securities, although it may invest up to 35% in debt securities including up to 15% in "junk bonds". The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:

     . Company Risk
     . Credit Risk
     . Derivatives Risk
     . Investment Management Risk
     . Market Risk


                              YEARLY PERFORMANCE


                             [BAR CHART APPEARS HERE]


                               1993       0.84%

                               1994      -1.49%

                               1995      24.59%

                               1996      22.02%

                               1997      34.06%

                               1998      35.44%

During the period shown above the highest quarterly return was 25.02% for the quarter ended 12/31/98 and the lowest was (11.84)% for the quarter ended 09/30/98.

Putnam Investment Management, Inc. became Sub-Adviser of the Fund on July 1, 1996. Performance before that date is based on the performance of the Fund's previous Sub-Adviser.

                               PERFORMANCE TABLE

          ---------------------------------------------------------------------
           Average Annual Total
          Returns (for the periods           Past        Past         Life
          ending December 31, 1998)        One Year    5 Years      Of Fund
          ---------------------------------------------------------------------
           Fund Shares                     35.44%       22.15%       19.18%
           S&P 500 Index*                  28.58%       24.06%       21.53%
          ---------------------------------------------------------------------

* The S&P 500(R) Index, reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.


SELECT STRATEGIC GROWTH FUND
Sub-Adviser:  Cambiar Investors, Inc.


Investment Objective: The Fund seeks long-term growth of capital by investing primarily in common stocks of established companies.

Principal Investment Strategies: The Sub-Adviser attempts to find stocks that are currently trading at attractive values in relation to the market and have potential for long-term earnings growth. These are often stocks of companies which have been out of favor but have experienced positive recent developments not yet recognized in the stock's price.

Under normal market conditions, the Fund invests at least 65% of its assets in the common stocks of companies with a market capitalization of more than $1 billion. In addition, the Fund may purchase preferred stocks, debt securities and securities convertible into or exchangeable for common stocks. The Fund may invest up to 20% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:
     .    Company Risk
     .    Derivatives Risk
     .    Investment Management Risk
     .    Market Risk

GROWTH FUND
Sub-Adviser:  Miller Anderson & Sherrerd, LLP


Investment Objective: The Fund seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current income, if any, is incidental to this objective.

Principal Investment Strategies: To pursue its goal, the Fund invests in securities that are diversified with regard to issues and industries. In selecting securities, the Fund is not limited to any particular style of investing and may invest in stocks considered to be "growth" stocks as well as stocks considered to be "value" stocks. The Fund may invest in well-established or developing companies, both large and small.

The Fund normally will invest substantially all of its assets in equity-type securities, including common stocks, warrants, preferred stocks and debt securities convertible into common stock and eligible real estate securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs).

Principal Risks:
     .    Company Risk
     .    Derivatives Risk
     .    Investment Management Risk
     .    Market Risk


                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]


                               1989      25.64%

                               1990      -0.30%

                               1991      40.44%

                               1992       7.11%

                               1993       6.66%

                               1994       0.16%

                               1995      32.80%

                               1996      20.19%

                               1997      25.14%

                               1998      19.32%


During the period shown above the highest quarterly return was 21.48% for the quarter ended 12/31/98 and the lowest was 15.70% for the quarter ended 8/31/98.


                                PERFORMANCE TABLE

          --------------------------------------------------------------------
           Average Annual Total
          Returns (for the periods         Past           Past        Past
          ending December 31, 1998)      One Year       5 Years     10 Years
          --------------------------------------------------------------------
          Fund Shares                     19.32%          19.01%      16.98%
          S&P 500 Index*                  28.58%          24.06%      19.20%
          --------------------------------------------------------------------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.

EQUITY INDEX FUND
Sub-Adviser:  Allmerica Asset Management, Inc.


Investment Objective: The Fund seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States.

Principal Investment Strategies: The Fund tries to achieve its objective by attempting to replicate the aggregate price and yield performance of the S&P 500 Index. Because of its policy of tracking the S&P 500 Index, the Fund does not follow traditional methods of active investment management, which involve buying and selling securities based upon analysis of economic and market factors. The method used to select investments for the Fund involves investing in common stocks in approximately the order of their weightings in the S&P 500 Index. Under normal circumstances, the Fund will hold approximately 500 different stocks included in the S&P 500 Index. The Fund will incur expenses that are not reflected in the performance results of the S&P 500 Index. Therefore, the return of the Fund may be lower than the return of the S&P 500 Index. These factors, among others, may result in "tracking error", which is a measure of the degree to which the Fund's results differ from the results of the S&P 500 Index.

Principal Risks:
     .    Company Risk
     .    Derivatives Risk
     .    Market Risk

                              YEARLY PERFORMANCE

                         [BAR CHART APPEARS HERE]

                               1991    29.16%
                               1992     7.25%
                               1993     9.53%
                               1994     1.06%
                               1995    36.18%
                               1996    22.30%
                               1997    32.41%
                               1998    26.33%

During the period shown above the highest quarterly return was 22.00% for the quarter ended 11/30/98 and the lowest was (11.93)% for the quarter ended 08/31/98.

                               PERFORMANCE TABLE

          --------------------------------------------------------------------
           Average Annual Total
          Returns (for the periods         Past           Past        Past
          ending December 31, 1998)      One Year       5 Years     10 Years
          --------------------------------------------------------------------
          Fund Shares                      28.33%         23.39%      20.69%
          S&P 500(R) Index*                28.58%         24.06%      21.37%

          --------------------------------------------------------------------

* The S&P 500(R) Index, reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.

SELECT GROWTH AND INCOME FUND
Sub-Adviser: J.P. Morgan Investment Management Inc.


Investment Objective: The Fund seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

Principal Investment Strategies: The Fund invests in a broadly diversified portfolio of equity securities, primarily the common stock of companies included in the S&P 500 Index. The Fund's industry diversification and other risk characteristics will be similar to those of the index. The Fund may invest in a wide range of equity securities, consisting of common stocks, preferred stocks, securities convertible into common and preferred stocks and warrants. The Fund may purchase individual stocks not presently paying dividends if the Sub-Adviser believes the overall portfolio is positioned to achieve its income objective.

The Fund may invest up to 35% of its assets in fixed-income securities, including up to 15% in "junk bonds". However, the Fund's normal strategy is to be nearly fully invested in equity securities. The Fund may also invest up to 25% of its assets in foreign securities (not including its investments in ADRs).


Principal Risks:
     .    Company Risk
     .    Derivatives Risk
     .    Investment Management Risk
     .    Market Risk


                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                            1993            10.37%
                            1994             0.73%
                            1995            30.32%
                            1996            21.26%
                            1997            22.51%
                            1998            16.43%

During the period shown above the highest quarterly return was 19.48% for the quarter ended 11/30/98 and the lowest was (16.18)% for the quarter ended 08/31/98.

John A. Levin & Co., Inc. became Sub-Adviser of the Fund on September 1, 1994. Performance before that date is based on the performance of the Fund's previous Sub-Advisor. J.P. Morgan Investment Management Inc. replaced John A. Levin & Co., Inc. as Sub-Adviser of the Fund on April 1, 1999.

                               PERFORMANCE TABLE

          --------------------------------------------------------------------
           Average Annual Total
          Returns (for the periods         Past           Past        Past
          ending December 31, 1998)      One Year       5 Years     10 Years
          --------------------------------------------------------------------
          Fund Shares                     16.43%         17.82%      15.53%
          S&P 500 Index*                  28.58%         24.06%      21.53%
          --------------------------------------------------------------------

* The S&P 500 Index(R), reflecting reinvestment of dividends, is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation.

SELECT INCOME FUND
Sub-Adviser:  Standish, Ayer & Wood, Inc.

Investment Objective: The Fund seeks a high level of current income. The Fund will invest primarily in investment grade, fixed-income securities.

Principal Investment Strategies: Examples of the types of securities in which the Fund invests are corporate debt obligations such as bonds, notes and debentures, and obligations convertible into common stock; commercial paper; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and debt securities backed by various types of financial assets. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund's investments in corporate debt securities are not limited to any particular type of company or industry. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs), up to 35% of its assets in money market instruments and up to 25% in debt obligations of supranational entities.

The average maturity and the mix of portfolio securities will vary depending on such factors as current market conditions and the comparative yields from different instruments. The Fund invests primarily in investment grade securities rated in the four highest grades by Moody's Investors Services or Standard and Poor's Rating Services or similar rating organizations, and in unrated securities. For more information about rating categories, see the Appendix to the SAI. The Fund also may invest up to 25% of its assets in "junk bonds."

Principal Risks:
     .    Credit Risk
     .    Interest Rate Risk
     .    Investment Management Risk
     .    Liquidity Risk
     .    Market Risk
     .    Prepayment Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                            1993            10.95%
                            1994            -4.82%
                            1995            16.96%
                            1996             3.32%
                            1997             9.17%
                            1998             6.83%


During the period shown above the highest quarterly return was 6.22% for the quarter ended 02/28/93 and the lowest was (6.40)% for the quarter ended 04/30/94.

                               PERFORMANCE TABLE

          --------------------------------------------------------------------
           Average Annual Total
          Returns (for the periods         Past           Past        Past
          ending December 31, 1998)      One Year       5 Years     10 Years
          --------------------------------------------------------------------
          Fund Shares                     6.83%          6.05%       6.56%
          --------------------------------------------------------------------
          Lehman Brothers                 8.67%          7.27%       7.51%
          Aggregate Bond Index*
          --------------------------------------------------------------------

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.


INVESTMENT GRADE INCOME FUND
SUB-ADVISER:  ALLMERICA ASSET MANAGEMENT, INC.


Investment Objective: The Fund seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

Principal Investment Strategies: To achieve its goal, the Fund invests in investment grade debt securities and money market instruments such as bonds and other corporate debt obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or money market instruments, including commercial paper, bankers acceptances and negotiable certificates of deposit. The Fund also may invest in mortgage-backed and asset-backed securities. The Fund may invest up to 25% of its assets in foreign securities (not including its investments in ADRs) and up to 25% of its assets in debt obligations of supranational entities.

The Fund invests in investment grade securities rated in the four highest grades by Moody's or Standard and Poor's or unrated but determined by the Sub-Adviser to be of comparable quality. For more information about rating categories, see the Appendix to the SAI. The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

The Sub-Adviser actively manages the portfolio with a view to producing a high
level of total return for the Fund while avoiding undue risks to capital.   The
Sub-Adviser attempts to anticipate events leading to price or ratings changes through using in depth fundamental credit research.

Principal Risks:
     .    Credit Risk
     .    Interest Rate Risk
     .    Investment Management Risk
     .    Liquidity Risk
     .    Market Risk
     .    Prepayment Risk


                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                            1989            13.52%
                            1990             8.02%
                            1991            16.75%
                            1992             8.33%
                            1993            10.80%
                            1994            -2.96%
                            1995            17.84%
                            1996             3.56%
                            1997             9.45%
                            1998             7.97%


During the period shown above the highest quarterly return was 7.99% for the quarter ended 07/31/89 and the lowest was (4.88)% for the quarter ended 04/30/94.

                               PERFORMANCE TABLE

          --------------------------------------------------------------------
           Average Annual Total
          Returns (for the periods         Past           Past        Past
          ending December 31, 1998)      One Year       5 Years     10 Years
          --------------------------------------------------------------------
          Fund Shares                     7.97%          6.95%       9.17%
          --------------------------------------------------------------------
          Lehman Brothers                 8.67%          7.27%       9.26%
          Aggregate Bond Index
          --------------------------------------------------------------------

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged index of fixed rate debt issues with an investment grade or higher rating at least one year to maturity and an outstanding par value of at least $25 million.


GOVERNMENT BOND FUND
Sub-Adviser:  Allmerica Asset Management, Inc.

Investment Objective: The Fund seeks high income, preservation of capital, and maintenance of liquidity primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities") and in related options, futures, and repurchase agreements. Under normal conditions, at least 80% of the Fund's assets will be invested in U.S. Government securities.

Principal Investment Objectives: To pursue its objective, the Fund invests in U.S. Government securities, such as Treasury bills, notes, and bonds, which may differ only in their interest rates, maturities and times of issuance. The Fund also may invest in mortgage-backed government securities, other instruments secured by U.S. Government securities, asset-backed securities and separately-traded principal and interest components of U.S. Treasury securities. The Fund may invest up to 25% of its assets in debt obligations of supranational entities.

The Sub-Adviser selects securities for the portfolio with a view to producing a high level of current income while avoiding undue risks to capital. The Fund may invest in securities with relatively long maturities as well as securities with shorter maturities.

Principal Risks:
     .    Credit Risk
     .    Interest Rate Risk
     .    Investment Management Risk
     .    Market Risk
     .    Prepayment Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                              1992          6.59%
                              1993          7.51%
                              1994         -0.88%
                              1995         13.06%
                              1996          3.51%
                              1997          7.08%
                              1998          7.67%



During the period shown above the highest quarterly return was 5.48% for the quarter ended 07/31/92 and the lowest was (2.74)% for the quarter ended 04/30/94.

                               PERFORMANCE TABLE

          --------------------------------------------------------------------
           Average Annual Total
          Returns (for the periods         Past           Past        Past
          ending December 31, 1998)      One Year       5 Years     10 Years
          --------------------------------------------------------------------
          Fund Shares                     7.67%          5.99%       7.00%
          --------------------------------------------------------------------
          Lehman Brothers Intermediate    8.49%          6.45%       7.38%
          Government Bond Index*
          --------------------------------------------------------------------

* The Lehman Brothers Intermediate Government Bond Index(R) is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years.


MONEY MARKET FUND
Sub-Adviser:  Allmerica Asset Management, Inc.


Investment Objective: The Fund seeks to obtain maximum current income consistent with preservation of capital and liquidity.

Principal Investment Strategies: The Fund seeks to achieve its objective by investing in high quality money market instruments such as obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities; commercial paper; obligations of banks or savings and loan associations including bankers acceptances and certificates of deposit; repurchase agreements and cash and cash equivalents. The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign securities (not including its investments in ADRs).

Any security purchased for the Fund must receive the highest or second highest quality rating by at least two recognized rating agencies or by one if only one has rated the security. If the security is unrated the security must be seen by the Sub-Adviser as having comparable quality. Portfolio securities will have a remaining maturity of 397 days or less and the portfolio is managed to maintain a dollar-weighted maturity of 90 days or less.

The Fund attempts to maintain a constant net asset value of $1.00 per share but it may not be able to do so due to adverse market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks:

     . Credit Risk
     . Interest Rate Risk
     . Investment Management Risk
     . Market Risk

                              YEARLY PERFORMANCE

                           [BAR CHART APPEARS HERE]

                              1989          9.07%
                              1990          8.17%
                              1991          6.22%
                              1992          3.78%
                              1993          3.00%
                              1994          3.93%
                              1995          5.84%
                              1996          5.36%
                              1997          5.47%
                              1998          5.51%



During the period shown above the highest quarterly return was 9.44% for the quarter ended 06/30/89 and the lowest was 2.91% for the quarter ended 07/31/93.

                               PERFORMANCE TABLE

--------------------------------------------------------------------------------
Average Annual Total
Returns (for the periods        Past              Past               Past
ending December 31, 1998)     One Year           5 Years           10 Years
--------------------------------------------------------------------------------
Fund Shares                    5.51%              5.22%              5.62%
--------------------------------------------------------------------------------
IBC/Donoghue First Tier        4.96%              4.80%              5.22%
Money Market Index*
--------------------------------------------------------------------------------

* IBC/Donoghue is an independent firm that tracks regulated money market funds on a yield, shareholder, assets size and portfolio allocation basis. The Fund's 7-day yield ending December 31, 1998 was 5.11%.


                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing in a Fund. Expenses shown are based on expenses incurred in respect of shares of the Funds for the 1998 fiscal year. The Examples show the cumulative expenses attributable to a hypothetical $10,000 investment in each Fund over specified periods.

Fees and Expenses of the Funds
------------------------------

This table describes the fees and expenses that you may pay if you invest in the Funds. Please note that the expenses listed below do not include the expenses of the applicable variable insurance product that you are purchasing. You should refer to the variable insurance product prospectus for more information relating to the fees and expenses of that product, which are in addition to the expenses of the Funds.

                                           Shareholder           Annual Fund Operating Expenses          Total Annual
                                              Fees             (expenses deducted from Fund assets)         Fund
                                       (fees paid directly    Management    Distribution     Other        Operating
                                      from your investment)      Fees       (12b-1) Fees   Expenses        Expenses
                                      ---------------------  -------------  -------------  ---------  ------------------
Select Emerging Markets Fund @                None               1.35%*          None        1.19%        2.54%(1),(2)*
Select Aggressive Growth Fund                 None               0.88%           None        0.07%        0.95%(1),(2)
Select Capital Appreciation Fund              None               0.94%           None        0.10%        1.04%(1),(2)
Select Value Opportunity Fund                 None               0.91%(1)*       None        0.08%        0.99%(1),(2)*
Select International Equity Fund              None               0.90%           None        0.12%        1.02%(1),(2)
Select Growth Fund                            None               0.81%**         None        0.05%        0.86%(1),(2)**
Select Strategic Growth Fund @                None               0.85%*          None        0.81%        1.66%(1),(2)*
Growth Fund                                   None               0.44%           None        0.05%        0.49%(1),(2)
Equity Index Fund                             None               0.29%           None        0.07%        0.36%(1)
Select Growth and Income Fund                 None               0.68%           None        0.05%        0.73%(1),(2)
Select Income Fund                            None               0.54%           None        0.10%        0.64%(1)
Investment Grade Income Fund                  None               0.43%           None        0.09%        0.52%(1)
Government Bond Fund                          None               0.50%           None        0.14%        0.64%(1)
Money Market Fund                             None               0.26%           None        0.06%        0.32%(1)


@ The Select Emerging Markets Fund and Select Strategic Growth Fund commenced operations on February 20, 1998. Expenses shown are annualized.

* Amount does not reflect a voluntary expense limitation currently in effect for the Select Emerging Markets Fund, Select Value Opportunity Fund, and Select Strategic Growth Fund. For the year ended December 31, 1998, the Management Fees and Total Annual Fund Operating Expenses were 1.00% and 2.19%, respectively, for Select Emerging Markets Fund, 0.90% and 0.98%, respectively, for Select Value

    Opportunity Fund, and 0.39% and 1.20%, respectively, for the Select Strategic Growth Fund after the effect of the voluntary expense limitations.

** Effective June 1, 1998, the management fee rate for the Select Growth Fund was revised. The Management Fee and Total Annual Fund Operating Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 1.35% of average net assets for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.50% for the Select International Equity Fund, 1.20% for the Select Growth Fund and Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Income Fund, Investment Grade Income Fund and Government Bond Fund, and 0.60% for the Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1998.

    Until further notice, the Manager has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, the Manager has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver shall not exceed the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to the Fund's Sub-Adviser.

    Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

    The declaration of a voluntary Management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratios would have been 2.19% for Select Emerging Market Fund, 0.92% for the Select Aggressive Growth Fund, 1.02% for the Select Capital Appreciation Fund, 0.94% for the Select Value Opportunity Fund, 1.01% for the Select International Equity Fund, 0.84% for the Select Growth Fund, 1.14% for the Select Strategic Growth Fund, 0.46% for the Growth Fund, and 0.70% for the Select Growth and Income Fund.

Example
-------

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 year  3 years  5 years  10 years
                                      ------  -------  -------  --------
Select Emerging Markets Fund            $254     $781   $1,334    $2,840
Select Aggressive Growth Fund           $ 95     $297   $  515    $1,143
Select Capital Appreciation Fund        $104     $325   $  563    $1,246

                                      1 year  3 years  5 years  10 years
                                      ------  -------  -------  --------
Select Value Opportunity Fund           $ 99     $309     $536    $1,189
Select International Equity Fund        $102     $318     $552    $1,223
Select Growth Fund                      $ 86     $269     $467    $1,039
Select Strategic Growth Fund            $166     $515     $887    $1,933
Growth Fund                             $ 49     $154     $268    $  602
Equity Index Fund                       $ 36     $113     $197    $  445
Select Growth and Income Fund           $ 73     $228     $398    $  887
Select Income Fund                      $ 64     $200     $349    $  781
Investment Grade Income Fund            $ 52     $163     $284    $  638
Government Bond Fund                    $ 64     $200     $349    $  781
Money Market Fund                       $ 32     $101     $176    $  397



                   DESCRIPTION OF PRINCIPAL INVESTMENT RISKS


The following is a summary of the principal risks of investing in a Fund and the factors likely to cause the value of your investment in the Fund to decline. The principal risks applicable to each Fund are identified under "Fund Summaries". There are also many factors that could cause the value of your investment in a Fund to decline which are not described here. It is important to remember that there is no guarantee that the Funds will achieve their investment objective, and an investor in any of the Funds could lose money.

COMPANY RISK

A Fund's equity and fixed income investments in a company often fluctuate based on:

     . the firm's actual and anticipated earnings,

     . changes in management, product offerings and overall financial strength

     . and the potential for takeovers and acquisitions.

This is due to the fact that prices of securities react to the fiscal and business conditions of the company that issued the securities. Factors affecting a company's particular industry, such as increased production costs, also may affect the value of its securities.

Smaller companies with market capitalizations of less than $1 billion or so are more likely than larger companies to have limited products lines or smaller markets for their goods and services. Small company stocks may not trade very actively, and their prices may fluctuate more than stocks of other companies as a result of lower liquidity. They may depend on a small or inexperienced management group. Stocks of smaller companies also may be more vulnerable to negative changes than stocks of larger companies.

CREDIT RISK

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. There are different levels of credit risk. Funds that invest in lower-rated securities have higher levels of credit risk. Lower-rated or unrated securities of equivalent quality, generally known as junk bonds, have very high levels of credit risk. Junk bonds are considered to be speculative in their capacity to pay interest and repay principal. The price of a fixed income security can be expected to fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or there is negative news that affects the market's perception of the issuer's credit risk.

CURRENCY RISK

This is the risk that the value of a Fund's investments may decline due to fluctuations in exchange rates between the U.S. dollar and foreign currencies. Funds that invest in securities denominated in or are receiving revenues in foreign currencies are subject to currency risk. There is often a greater risk of currency fluctuations and devaluations in emerging markets countries.

DERIVATIVES RISK

A Fund may use derivatives to hedge against an opposite position that the Fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When a Fund uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses. A Fund may also use derivatives as an investment vehicle to gain market exposure. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. When a Fund uses derivatives, it is also subject to the risk that the other party to the agreement will not be able to perform. Additional risks associated with derivatives include mispricing and improper valuation.

EMERGING MARKETS RISK

Investments in emerging markets securities involve all of the risks of investments in foreign securities, and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

FOREIGN INVESTMENT RISK

Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Funds investing in foreign securities may experience rapid changes in value. One reason for this volatility is that the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Enforcing legal rights may be difficult, costly and slow in foreign countries. Also, foreign companies may not be subject to governmental supervision or accounting standards comparable to those applicable to U.S. companies, and there may be less public information about their operations.

INTEREST RATE RISK

When interest rates rise, the prices of fixed income securities in a Fund's portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Fund's portfolio will generally rise. Even Funds that invest in the highest quality debt securities are subject to interest rate risk. Interest rate risk usually will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities.

LIQUIDITY RISK

This is the risk that a Fund will not be able to sell a security at a reasonable price because there are too few people who actively buy and sell, or trade, that security on a regular basis. Liquidity risk increases for Funds investing in foreign investments (especially emerging markets securities), smaller companies, lower credit quality bonds (also called junk bonds), restricted securities, over-the-counter securities and derivatives.

INVESTMENT MANAGEMENT RISK

Investment management risk is the risk that a Fund does not achieve its investment objective, even though the Sub-Adviser uses various investment strategies and techniques.

MARKET RISK

This is the risk that the price of a security held by a Fund will fall due to changing economic, political or market conditions or to factors affecting investor psychology.

PREPAYMENT RISK

While mortgage-backed securities may have a stated maturity, their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans which may result in an
unforeseen loss of interest income to a Fund.   Also, because prepayments
increase when interest rates fall, the prices of mortgage-backed securities does not increase as much as other fixed income securities when interest rates fall.


                          OTHER INVESTMENT STRATEGIES

The Fund Summaries starting on page 3 describe the investment objective and the principal investment strategies and risks of each Fund. The Funds may at times use the following investment strategies. Attached as Appendix A is a chart with a listing of various investment techniques and strategies that the Sub-Advisers of the Funds may utilize. A Fund may decide that it is in the best interests of shareholders to make changes to its investment objective and strategies described in this Prospectus. These investment objectives and strategies may be changed with the approval of the Board of Trustees, but without shareholder approval.


Derivative Investments.  (APPLICABLE TO EACH FUND EXCEPT THE MONEY MARKET FUND)
----------------------
Instead of investing directly in the types of portfolio securities described in the Summary, each Fund, except the Money Market Fund, may buy or sell a variety of "derivative" investments to gain exposure to particular securities or markets. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. A Fund's Sub-Adviser will sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives to enhance returns, which increases opportunities for gain but also involves greater risk.

Foreign Investments.  (APPLICABLE TO EACH FUND EXCEPT THE GOVERNMENT BOND FUND)
-------------------
Each Fund, except the Government Bond Fund, may invest all or a substantial part of its portfolio in securities of companies that are located or primarily doing business in a foreign country. A company is considered to be located in a foreign country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the country or (ii) at least 50% of the company's assets are situated in the country. A Fund may invest in foreign securities either directly or indirectly through the use of depositary receipts, such as ADRs. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. An ADR may be sponsored by the issuer of the underlying foreign security or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. The Select Capital Appreciation Fund and Select International Equity Fund may also purchase foreign securities through European Depositary Receipts and Global Depositary Receipts.

High Yield Securities.  (APPLICABLE TO THE SELECT EMERGING MARKETS FUND, SELECT
---------------------
CAPITAL APPRECIATION FUND, SELECT GROWTH FUND, SELECT GROWTH AND INCOME FUND, AND SELECT INCOME FUND) The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund, and Select Income Fund may purchase corporate debt securities which are high yield securities, or "junk bonds" (rated at the time of purchase BB or lower by Moody's or S&P, or equivalently rated by another rating agency, or unrated but believed by the Sub-Adviser to have similar quality.) These securities are considered to be speculative in their capacity to pay interest and repay principal.

Lending of Securities.  (APPLICABLE TO ALL FUNDS)  To realize additional income,
---------------------
the Funds may lend portfolio securities to broker-dealer or financial institutions in an amount up to 33-1/3% of a Fund's total assets. While any such loan is outstanding, a Fund will continue to receive amounts equal to the interest or dividends paid by the issuer on the securities, as well as interest (less any rebates to be paid to the borrower) on the investment of the collateral or a fee from the borrower. Each Fund will have the right to call each loan and obtain the securities. Lending portfolio securities involves possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral.

Restricted Securities.  (APPLICABLE TO ALL FUNDS)  The Funds may purchase fixed-
---------------------
income securities that are not registered under Federal securities law ("restricted securities"), but can be offered and sold to certain "qualified institutional buyers". Each Fund will not invest more than 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid). These limits do not apply if the

Board of Trustees determines that the restricted securities are liquid. The Board of Trustees has adopted guidelines and delegated to the Manager the daily function of determining and monitoring liquidity of restricted securities. The Board, however, retains sufficient oversight and is ultimately responsible for the determinations. This investment practice could increase the level of illiquidity in a Fund if buyers lose interest in restricted securities. As a result, a Fund might not be able to sell these securities when its Sub-Adviser wants to sell, or might have to sell them at less than fair value. In addition, market quotations for these securities are less readily available.

Temporary Defensive Strategies.  At times a Sub-Adviser may determine that
------------------------------
market conditions make it desirable temporarily to suspend a Fund's normal investment activities. This is when the Fund may temporarily invest in a variety of lower-risk securities, such as U.S. Government and other high quality bonds and short-term debt obligations. Such strategies attempt to reduce changes in the value of the Fund's shares. The Fund may not achieve its investment objective while these strategies are in effect.

Frequent Trading.  Certain Funds from time to time may engage in active and
----------------
frequent trading to achieve their principal investment strategies. This may result in a realization and distribution to shareholders of higher capital gains, which would increase the investors' tax liability. Frequent trading increases transaction costs, which could detract from the Fund's performance.

                            MANAGEMENT OF THE FUNDS

The Trust is governed by a Board of Trustees. Allmerica Financial Investment Management Services, Inc. is the investment Manager of the Trust responsible for managing the Trust's day-to-day business affairs. The Manager is located at 440 Lincoln Street, Worcester, MA 01653. The Manager and its predecessor, Allmerica Investment Management Company, Inc., have been managing mutual funds since 1985. The Manager currently serves as investment manager to one other mutual fund. Sub-Advisers have been hired to manage the investments of the Funds. The Trust and Manager have obtained an order of exemption from the SEC that permits the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. The Manager has ultimate responsibility to oversee Sub-Advisers. The Manager has the ability, subject to approval of the Trustees, to hire and terminate Sub-Advisers and to change materially the terms of the Sub-Adviser Agreements, including the compensation paid to the Sub-Advisers, without the approval of the shareholders of the Funds. The Sub-Advisers have been selected by the Manager and Trustees with the help of BARRA RogersCasey, Inc., a pension consulting firm. The fees earned by each Sub-Adviser and BARRA RogersCasey are paid by the Manager. The performance by the Sub-Advisers is reviewed quarterly by a committee of the Board of Trustees, with assistance from BARRA RogersCasey.

The following table provides information about each Fund's Sub-Adviser:


-----------------------------------------------------------------------------------------------------------------------
                         FUND NAME,
                SUB-ADVISER NAME AND ADDRESS                                      EXPERIENCE
-----------------------------------------------------------------------------------------------------------------------
Select Emerging Markets Fund                                  Organized in 1980 and has $27.1 billion assets under
----------------------------
Schroder Capital Management                                   management as of December 31, 1998.  Provides
International Inc.                                            global equity and fixed income management services
787 Seventh Avenue                                            to mutual funds and other institutional investors.
New York, NY  10019
------------------------------------------------------------------------------------------------------------------------
Select Aggressive Growth Fund                                 Has over $31 billion assets under management as of
-----------------------------
Nicholas-Applegate Capital Management, L.P.                   January 21, 1999.  Founded in 1984.  Clients
600 West Broadway, Suite 2900                                 include employee benefit and retirement plans,
San Diego, CA  92101                                          foundations, investment companies and individuals.
------------------------------------------------------------------------------------------------------------------------
Select Capital Appreciation Fund                              Manages with its affiliates assets totaling $148
--------------------------------
T. Rowe Price Associates, Inc.                                billion as of December 31, 1998 for seven million
100 East Pratt Street                                         individual and institutional investor accounts.
Baltimore, MD  21202                                          Founded in 1937.
------------------------------------------------------------------------------------------------------------------------
Select Value Opportunity Fund                                 Established in 1973.  Over $4.3 billion assets
-----------------------------
Cramer Rosenthal McGlynn, LLC                                 under management as of December 31, 1998.
707 Westchester Avenue                                        Provides investment advice to mutual funds,
White Plains, NY  10604                                       individuals, government agencies, pension plans
                                                              and trusts.
------------------------------------------------------------------------------------------------------------------------
Select International Equity Fund                              Managed over $38 billion in global securities as
--------------------------------
Bank of Ireland Asset Management (U.S.) Ltd.                  of December 31, 1998.  Founded in 1966.  Provides
26 Fitzwilliam Place, Dublin 2, Ireland and                   international investment management services.
20 Horseneck Lane
Greenwich, CT  06830
------------------------------------------------------------------------------------------------------------------------
Select Growth Fund                                            As of December 31, 1998, $294 billion assets under
------------------
Putnam Investment Management, Inc.                            management, including affiliates.  Investment
One Post Office Square                                        manager of mutual funds and other clients since
Boston, MA  02109                                             1937.
------------------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund                                  Began operations in 1973.  Manages portfolios for
----------------------------
Cambiar Investors, Inc.                                       corporations, pension plans and financial
8400 East Prentice Avenue                                     institutions.  As of December 31, 1998, $2.3
Suite 460                                                     billion assets under management.
Englewood, CO  80111
------------------------------------------------------------------------------------------------------------------------
Growth Fund                                                   Organized in 1969.  Provides investment advisory
-----------
Miller Anderson & Sherrerd, LLP                               services to employee benefit plans, endowment
One Tower Bridge                                              funds, foundations and other institutional
West Conshohocken, PA  19428                                  investors.  $69 billion assets under management as
                                                              of December 31, 1998.
------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                             Incorporated in 1993.  $13.2 billion assets under
-----------------
Allmerica Asset Management, Inc.                              management as of December 31, 1998.  Serves as
440 Lincoln Street                                            investment adviser to investment companies and
Worcester, MA  01653                                          affiliated insurance company accounts.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                         FUND NAME,
                SUB-ADVISER NAME AND ADDRESS                                      EXPERIENCE
------------------------------------------------------------------------------------------------------------------
Select Growth and Income Fund                                 Incorporated in 1984.  With affiliates, over $300
-----------------------------
J.P. Morgan Investment Management Inc.                        billion assets under management as of December
522 Fifth Avenue                                              31, 1998.  Serves as investment adviser for
New York, NY  10036                                           employee benefit plans and other institutional
                                                              assets, as well as mutual funds and variable
                                                              annuities.
------------------------------------------------------------------------------------------------------------------
Select Income Fund                                            Founded in 1933.  $46 billion in assets under
------------------
Standish, Ayer & Wood, Inc.                                   management.  Manages portfolios for pension plans,
One Financial Center                                          financial institutions and endowment and
Boston, MA  02111                                             foundation funds.
------------------------------------------------------------------------------------------------------------------
Investment Grade Income Fund                                  See Equity Index Fund above
----------------------------
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA  01653
------------------------------------------------------------------------------------------------------------------
Government Bond Fund                                          See Equity Index Fund above
--------------------
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA  01653
------------------------------------------------------------------------------------------------------------------
Money Market Fund                                             See Equity Index Fund above
-----------------
Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA  01653
------------------------------------------------------------------------------------------------------------------


For a sample listing of certain of the Sub-Advisers' clients, see "Investment Management and Other Services" in the SAI.
The following individuals or groups of individuals are primarily responsible for the day-to-day management of the Funds' portfolios:

------------------------------------------------------------------------------------------------------------------------------------
   FUND NAME AND                        NAME AND TITLE OF                 SERVICE WITH              BUSINESS EXPERIENCE
  SUB-ADVISER NAME                     PORTFOLIO MANAGER(S)               SUB-ADVISER               FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------

Select Emerging Markets Fund     John A. Troiano, Chief Executive and    1981 - Present      Joined SCMI as an investment analyst
----------------------------
Schroder Capital Management      Chairman of Emerging Markets Committee                      specializing in engineering and
International Inc. ("SCMI")                                                                  technology; In 1989 set up
                                                                                             SCMI's Latin American team.

                                 Mark Bridgeman, First Vice President    1990 - Present      Joined SCMI in 1990 and is Fund Manager

                                                                                             specializing in African markets.

                                 Heather F. Crighton, Director           1993 -  Present     Joined SCMI in 1993 as Fund Manager
                                                                                             specializing in Asian emerging
                                                                                             markets.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  FUND NAME AND SUB-ADVISER                 NAME AND TITLE OF                SERVICE WITH           BUSINESS EXPERIENCE
           NAME                             PORTFOLIO MANAGER(S)              SUB-ADVISER           FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Select Aggressive Growth Fund           Lawrence S. Speidell, Partner       1994 - Present    Director of Global/Systematic
-----------------------------                                                                 Portfolio Management and Research at
Nicholas-Applegate Capital                                                                    NACM.  Prior to joining NACM, he
 Management, L.P. ("NACM")                                                                    spent ten years with Batterymarch
                                                                                              Financial Management.

                                        John J. Kane, Partner               1994 - Present    Senior Portfolio Manager for the
                                                                                              U.S. Systematic portfolios at NACM.
                                                                                              Prior to joining NACM in 1994, he
                                                                                              was employed by ARCO Investment
                                                                                              Management Company and General
                                                                                              Electric.

                                        Mark W. Stuckelman, Portfolio        1995 - Present   Portfolio Manager for the U.S.
                                        Manager                                               Systematic portfolios at NACM.
                                                                                              Prior to joining NACM, he was
                                                                                              employed for five years with Wells
                                                                                              Fargo Bank, Fidelity Management
                                                                                              Trust Co., and BARRA, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Select Capital Appreciation Fund        Brian W.H. Berghuis, Chartered       1986 - Present   He has fifteen years experience
--------------------------------        Financial Analyst                                     in equity research and portfolio
T. Rowe Price Associates, Inc. ("T.                                                           management.  He is head of the
 Rowe Price")                                                                                 investment team for the Fund.

                                        John F. Wakeman, Research Analyst    1990 - Present   He spent nine years with T. Rowe
                                        &  Portfolio Manager                                  Price as a research analyst and
                                                                                              portfolio manager and has eleven
                                                                                              years' experience in equity research.

                                        Marc L. Baylin, Chartered Financial  1993 - Present  He has seven years of investment
                                        Analyst                                              experience in equity research and has
                                                                                             been with T. Rowe Price for the past
                                                                                             five years as a Research Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Select Value Opportunity Fund           Ronald H. McGlynn, CEO and           1995 - Present  He joined Cramer Rosenthal in 1973,
-----------------------------
Cramer, Rosenthal, McGlynn, LLC         President of Cramer Rosenthal                        has 29 years of investment experience
 ("Cramer Rosenthal")                                                                        and serves as Co-Chief Investment
                                                                                             Officer and Portfolio Manager.

                                        Jay B. Abramson, Executive Vice      1995 - Present  He has been with Cramer Rosenthal
                                        President and Director of Research                   since 1985 and his overall
                                        and Co-Chief Investment Officer                      responsibility is for investment
                                                                                             research.

                                        Eileen M. Fitzsimons, Vice           1996 - Present  Prior to 1996, she was Managing
                                        President and Portfolio Manager                      Director with Dreman Value Advisors,
                                                                                             Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   FUND NAME AND SUB-ADVISER NAME                NAME AND TITLE OF                  SERVICE WITH          BUSINESS EXPERIENCE
                                                PORTFOLIO MANAGER(S)                SUB-ADVISER           FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Select International Equity Fund        Christopher Reilly, Chief Investment       1980 - Present   Since 1985, he has had
--------------------------------                                                                    overall responsibility for
 Bank of Ireland Asset Management       Officer                                                     asset management.  He
 (U.S.) Limited ("BIAM")                                                                            previously worked in the
                                                                                                    United Kingdom in
                                                                                                    stockbrokering and investment
                                                                                                    management.

                                        Denis Donovan, Director-Portfolio          1985 - Present   Prior to joining BIAM , he
                                        Manager                                                     spent more than 13 years in
                                                                                                    the money market and foreign
                                                                                                    exchange operations of the
                                                                                                    Central Bank of Ireland.  At
                                                                                                    present, he has overall
                                                                                                    responsibility for the
                                                                                                    portfolio management function
                                                                                                    for all of BIAM's client base.

                                        Peter Wood                                 1985 - Present   Prior to 1985, he spent five
                                                                                                    years with another leading
                                                                                                    investment management firm.
                                                                                                    He is now responsible for
                                                                                                    portfolio construction at BIAM.

                                        Jane Neill, Senior Equity Analyst          1994 - Present   Previously, she was Chief
                                                                                                    Investment Officer with
                                                                                                    another leading Irish
                                                                                                    investment management firm.
------------------------------------------------------------------------------------------------------------------------------------
Select Growth Fund                      Carol C. McMullen, Chief Investment        1995 - Present   Prior to 1995, Ms. McMullen
------------------                                                                                  was Senior Vice President of
Putnam Investment Management,           Officer, Global Growth Equities                             Baring Asset Management.
Inc. ("Putnam")
                                        C. Beth Cotner, CFA and Chief              1995 - Present   Prior to 1995, Ms. Cotner was
                                        Investment Officer                                          Executive Vice President at
                                                                                                    Kemper Financial Services.

                                        Manual Weiss, CFA and Senior Vice          1987 - Present   He has been an investment
                                        President                                                   professional with Putnam since
                                                                                                    1987.
------------------------------------------------------------------------------------------------------------------------------------
Select Strategic Growth Fund            Michael S. Barish, CFA and President       1973 - Present  He founded Cambiar in 1973 and
----------------------------                                                                       has 36 years of investment
Cambiar Investors, Inc. ("Cambiar")                                                                experience.  He is a generalist
                                                                                                   and is responsible for the
                                                                                                   consumer goods and healthcare
                                                                                                   securities.

                                        Kathleen M. McCarty, CFA, Senior           1987 - Present  Prior to 1987, Ms. McCarty was
                                        Vice President                                             employed by Dain Bosworth as
                                                                                                   Vice President of Research.
                                                                                                   She is responsible for financial
                                                                                                   services, communication services
                                                                                                   and utilities securities.

                                        Michael J. Gardner, CFA and Vice           1995 - Present  Prior to 1995, Mr. Gardner was
                                        President                                                  employed by Simmons & Co.
                                                                                                   He is responsible for energy and
                                                                                                   capital goods securities.

                                        Brian M. Barish, CFA and Vice President    1997 - Present  Prior to joining Cambiar in
                                                                                                   1997, Mr. Barish was Vice
                                                                                                   President at Lazard Freres & Co.
                                                                                                   He is responsible for
                                                                                                   technology-software, consumer
                                                                                                   goods, transportation and
                                                                                                   international securities.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
       FUND NAME AND SUB-                        NAME AND TITLE OF                 SERVICE WITH           BUSINESS EXPERIENCE
         ADVISER NAME                           PORTFOLIO MANAGER(S)               SUB-ADVISER            FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                             Gary G. Schlarbaum, CFA and Managing       1987 - Present    He has served on a committee
-----------
Miller Anderson & Sherrerd, LLP         Director                                                     of fund managers since 1993.
("MAS")                                                                                              Prior to 1987, Mr. Schlarbaum
                                                                                                     was employed by First Chicago
                                                                                                     Investment Advisors from
                                                                                                     1984 - 1987.

                                        Nicholas Kovich, CFA and Managing          1988 - Present    He has served on the fund
                                        Director                                                     Managers committee since 1988.
                                                                                                     Prior to MAS, Mr. Kovich was
                                                                                                     employed by Waddell & Reed
                                                                                                     Asset Management Company from
                                                                                                     1982 - 1988.

                                        Robert J. Marcin, CFA and Managing         1988 - Present    Prior to joining MAS in 1988,
                                        Director                                                     Mr. Marcin was an Account
                                                                                                     Executive at Smith Barney
                                                                                                     Harris Upham and Company, Inc.

                                        Brian Kramp, CFA and Vice President        1997 - Present    Mr. Kramp was employed as an
                                                                                                     analyst and portfolio manager
                                                                                                     by Meridian Investment
                                                                                                     Company from 1985 - 1997.

                                        James J. Jolinger, Principal               1994 - Present    He served on the fund managers
                                                                                                     committee since 1997.  Prior
                                                                                                     to 1994, Mr. Jolinger was
                                                                                                     employed by Oppenheimer
                                                                                                     Capital as an Equity Analyst
                                                                                                     from 1987 to 1994.

                                        Arden C. Armstrong, CFA and                1986 - Present    Prior to joining MAS, Ms.
                                        Managing Director                                            Armstrong was employed by
                                                                                                     Evans Economics, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Select Growth and Income Fund         Bernard A. Kroll, Vice President           1996 - Present     Prior to joining J.P. Morgan in
-----------------------------                                                                       1996, Mr. Kroll was an equity
J.P. Morgan Investment Management                                                                   derivatives specialist at
 Inc. ("J.P. Morgan")                                                                               Goldman Sachs & Co., founded
                                                                                                    his own software development
                                                                                                    firm and options broker-dealer,
                                                                                                    and managed several derivatives
                                                                                                    businesses at Kidder, Peabody
                                                                                                    & Co. He is a portfolio manager
                                                                                                    in the Structured Equity Group.

                                      Timothy J. Devlin, Vice President          1996 - Present     Prior to joining J.P. Morgan
                                                                                                    in 1996, Mr. Devlin was an
                                                                                                    equity portfolio manager at
                                                                                                    Mitchell Hutchins Asset
                                                                                                    Management Inc. He is a port-
                                                                                                    folio manager in the Structured
                                                                                                    Equity Group.

                                      James C. Weiss, Vice President             1992 - Present     He is a portfolio manager in
                                                                                                    the Structured Equity Group
                                                                                                    and has been at J.P. Morgan
                                                                                                    since 1992.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 FUND NAME AND SUB-                                NAME AND TITLE OF                SERVICE WITH             BUSINESS EXPERIENCE
  ADVISER NAME                                    PORTFOLIO MANAGER(S)              SUB-ADVISER              FOR PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Select Income Fund                     Edward H. Ladd, Chairman and                1962 - Present      He is the firm's economist
------------------
Standish, Ayer & Wood, Inc. ("SAW")    Managing Director                                               and also assists clients in
                                                                                                       establishing investment
                                                                                                       strategies. Mr. Ladd is a
                                                                                                       Director of the Federal
                                                                                                       Reserve Bank of Boston,
                                                                                                       New England Electric System,

                                                                                                       Greylock Management and
                                                                                                       Harvard Management Corp.
                                                                                                       and a member of SAW's
                                                                                                       Executive Committee.

                                       George W. Noyes, President and              1970 - Present      He directs bond policy
                                       Managing Director                                               formulation and manages
                                                                                                       institutional bond
                                                                                                       portfolios at SAW.  Mr.
                                                                                                       Noyes is Vice Chairman of
                                                                                                       the ICFA Research
                                                                                                       Foundation  and serves on
                                                                                                       SAW's Executive Committee.

                                       Dolores S. Driscoll, Managing Director      1974 - Present      She manages fixed-income
                                                                                                       portfolios with specific
                                                                                                       emphasis on mortgage pass-
                                                                                                       throughs and original issue
                                                                                                       discount bonds.  Ms.
                                                                                                       Driscoll also serves on
                                                                                                       SAW's Executive Committee.

                                       Richard C. Doll, Manager                    1984 - Present      He is a portfolio manager
                                                                                                       with research
                                                                                                       responsibilities in
                                                                                                       convertible bonds.  Prior
                                                                                                       to  joining SAW, Mr. Doll
                                                                                                       was a Vice President with
                                                                                                       the Bank of New England.

                                       Maria D. Furman, Vice President and         1976 - Present      She is head of the
                                       Director                                                        tax-exempt area and manages
                                                                                                       insurance and pension fund
                                                                                                       accounts.  Ms. Furman
                                                                                                       currently serves on SAW's
                                                                                                       Executive Committee.
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Income Fund           Lisa M. Coleman, CFA and Vice President     1994 - Present      She was a Deputy Manager/
----------------------------
Allmerica Asset Management, Inc.                                                                       Portfolio Manager in the
("AAM")                                                                                                global fixed income area
                                                                                                       for Brown Brothers Harriman
                                                                                                       & Company in New York prior
                                                                                                       to joining AAM.
------------------------------------------------------------------------------------------------------------------------------------
Government Bond Fund                  Richard J. Litchfield, CFA and Vice          1995 - Present      He was a mortgage-backed
--------------------
Allmerica Asset Management, Inc.      President                                                        securities analyst and
("AAM")                                                                                                trader at Keystone
                                                                                                       Investments, Inc. prior to
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund and Money Market    John C. Donohue, Vice President              1995 - Present      He was a portfolio manager
----------------------------------
Fund                                                                                                   at CS First Boston
----
Allmerica Asset Management, Inc.                                                                       Investment Management prior
("AAM")                                                                                                to joining AAM.
------------------------------------------------------------------------------------------------------------------------------------


For the fiscal year ended December 31, 1998, the Funds paid the Manager the fees shown in the table below:

                                                            FEE (AS A PERCENTAGE OF
FUND                                                          AVERAGE NET ASSETS)
----                                                          ------------------
          Select Emerging Markets Fund...............              1.35%
          Select Aggressive Growth Fund..............              0.88%
          Select Capital Appreciation Fund...........              0.94%
          Select Value Opportunity Fund..............              0.91%
          Select International Equity Fund...........              0.90%
          Select Growth Fund.........................              0.82%

                                                          FEE (AS A PERCENTAGE OF
               FUND                                          AVERAGE NET ASSETS)
               ----                                          -------------------
          Select Strategic Growth Fund.................           0.85%
          Growth Fund..................................           0.44%
          Equity Index Fund............................           0.29%
          Select Growth and Income Fund................           0.68%
          Select Income Fund...........................           0.54%
          Investment Grade Income Fund.................           0.43%
          Government Bond Fund.........................           0.50%
          Money Market Fund............................           0.26%

For fiscal year ended December 31, 1998, the Manager paid each Sub-Adviser aggregate fees as set forth below:

                                                                         FEE (AS A PERCENTAGE OF
          SUB-ADVISER                                                      AVERAGE NET ASSETS)
          -----------                                                      -------------------
Schroder Capital Management International Inc. /(1)/
  (Select Emerging Markets Fund)..................................              1.00%
Nicholas-Applegate Capital Management, L.P.
  (Select Aggressive Growth Fund).................................              0.51%
T. Rowe Price Associates, Inc. *
  (Select Capital Appreciation Fund)..............................              0.52%
Cramer Rosenthal McGlynn, LLC
  (Select Value Opportunity Fund).................................              0.54%
Bank of Ireland Asset Management (U.S.) Limited
  (Select International Equity Fund)..............................              0.33%
Putnam Investment Management, Inc.
  (Select Growth Fund)............................................              0.33%
Cambiar Investors, Inc. /(2)/
  (Select Strategic Growth Fund)..................................              0.50%
Miller Anderson & Sherrerd, LLP
  (Growth Fund)...................................................              0.21%
Allmerica Asset Management, Inc.
  (Equity Index Fund).............................................              0.10%
John A Levin & Co., Inc.
  (Select Growth and Income Fund).................................              0.30%
Standish, Ayer & Wood, Inc.
  (Select Income Fund)............................................              0.20%
Allmerica Asset Management, Inc.
  (Investment Grade Income Fund)..................................              0.20%
Allmerica Asset Management, Inc.
  (Government Bond Fund)..........................................              0.20%
Allmerica Asset Management, Inc.
  (Money Market Fund).............................................              0.10%

---------------------------------------------------
/(1)/ The Select Emerging Markets Fund began operations on February 20, 1998.
     For its services, Schroder Capital Management International Inc. will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Emerging Markets Fund, under the following schedule:

               ASSETS                                      RATE
               ------                                      ----
               First $50 Million.........................  1.00%
               Next $50 Million..........................  0.85%
               Next $150 Million.........................  0.75%
               Over $250 Million.........................  0.60%

/(2)/ The Select Strategic Growth Fund began operations on February 20, 1998. For its services, Cambiar Investors, Inc. will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Strategic Growth Fund, under the following schedule:

               ASSETS                                      RATE
               ------                                      ----
               First $50 Million.........................  0.50%
               Next $100 Million.........................  0.45%
               Next $100 Million.........................  0.35%
               Next $100 Million.........................  0.30%
               Over $350 Million.........................  0.25%

*T. Rowe Price Associates, Inc. assumed Sub-Adviser responsibilities from Janus Capital Corporation on April 1, 1998. Janus Capital Corporation served as Sub-Adviser of the Select Capital Appreciation Fund from April 28, 1995 to March 31, 1998. Janus Capital Corporation received a fee computed daily at an annual rate based on the average daily net assets of the Select Capital Appreciation Fund, based on the following schedule:

               ASSETS                                      RATE
               ------                                      ----
               First $100 Million........................  0.60%
               Over $100 Million.........................  0.55%
               Next $250 Million.........................  0.50%
               Over $500 Million.........................  0.45%

T. Rowe Price Associates, Inc. receives a fee computed daily at an annual rate of 0.50% based on the average daily net assets of the Select Capital Appreciation Fund.

** J.P. Morgan Investment Management Inc. replaced John A. Levin & Co., Inc. as
   Sub-Adviser of the Select Growth and Income Fund on April 1, 1999.

                            PRICING OF FUND SHARES

The Funds sell and redeem their shares at a price equal to their net asset value ("NAV") without paying any sales or redemption charges. The NAV of a share is computed by adding the current value of all the Fund's assets, subtracting its liabilities and dividing by the number of its outstanding shares. NAV is computed once daily at the close of regular trading on the New York Stock Exchange each day the Exchange is open - normally 4:00 p.m. Eastern Time.
Orders for the purchase or redemption of shares are filled at the next NAV computed after an order is received by the Fund. The Funds do not accept orders or compute their NAV's on days when the Exchange is closed.

Equity securities are valued based on market value if market quotations are readily available. In other cases, they are valued at their fair value following procedures approved by the Trustees. Debt securities (other than short-term obligations) normally are valued based on pricing service valuations. All securities of the Money

Market Fund are valued at amortized cost. Debt obligations in the other Funds with a remaining maturity of 60 days or less are valued at amortized cost when amortized cost is considered to represent fair value. Values for short-term obligations of the other Funds having a remaining maturity of more than 60 days are based upon readily available market quotations.

Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund's shares may change on days when shareholders will not be able to buy or sell shares.

                       PURCHASE AND REDEMPTION OF SHARES

Shares of the Funds currently are purchased only by Separate Accounts which are the funding mechanisms for variable annuity contracts and variable life
insurance policies.    The Distributor, Allmerica Investments, Inc., at its
expense, may provide promotional incentives to dealers who sell variable annuity contracts which invest in the Funds. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. Material irreconcilable conflicts may arise among various insurance policy owners and plan participants. The Trustees will monitor events to identify any material conflicts and determine if any action should be taken to resolve such conflict.

No fee is charged by the Trust on redemption. The variable contracts funded through the Separate Accounts are sold subject to certain fees and charges which may include sales and redemption charges. See the Prospectuses for the variable insurance products.

Normally, redemption payments will be made within seven days after the Trust receives a written redemption request. Redemptions may be suspended when trading on the New York Stock Exchange is restricted or when permitted by the Securities and Exchange Commission.

                            DISTRIBUTIONS AND TAXES

Distributions
-------------

Each Fund pays out substantially all of its net investment income and net capital gains to shareholders each year. Net investment income is paid quarterly in the case of the Growth Fund, Equity Index Fund, Select Growth and Income Fund, Select Income Fund, Investment Grade Income Fund and Government Bond Fund;

annually in the case of the Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund and Select Strategic Growth Fund; and daily in the case of the Money Market Fund. Distributions of net capital gains for the year, if any, are made annually. All dividends and capital gain distributions are applied to purchase additional Fund shares at net asset value as of the payment date. Fund shares are held by the Separate Accounts and any distributions are reinvested automatically by the Separate Accounts.

Taxes
-----

The Trust seeks to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies so that the Trust will not be subject to federal income tax. Under current tax law, dividend or capital gain distributions from any Fund are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. Withdrawals from a contract generally are subject to ordinary income tax and, in many cases, to an additional 10% penalty tax on withdrawals before age 59 1/2. Tax consequences to investors in the Separate Accounts which are invested in the Trust are described in more detail in the prospectuses for those accounts.

                                   YEAR 2000

Some computer software cannot distinguish between dates in the year 2000 and dates in the year 1900 because of the way that dates are encoded and calculated. The services provided to the Trust by the Manager, Sub-Advisers, the Custodian and other external service providers depend on the proper functioning of their computer software. Failure to correct or replace any non-compliant software could adversely affect, among other things, the handling of securities trades, the payment of interest and dividends, the pricing of the Trust's securities and of the Trust's shares, and account services. The Trust has requested information from its service providers with respect to their plans to be Year 2000 compliant. The Trust has been advised by its service providers that they either are Year 2000 compliant now or expect to be compliant prior to December 31, 1999. However, there can be no guarantee that the Trust's operations will not be adversely affected by non-compliant systems of its service providers or of other third parties which interact with such service providers. The Year 2000 problem could also have an adverse effect on issuers whose securities are owned by the Funds, potentially decreasing the value of such securities.

----------------------------
The conversion of certain European currencies to the "euro" may present additional risks to those Funds exposed to such currencies.

                             FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information or annual report, which is available upon request.

[Sample format]
The        Fund
---------------

Net Asset Value, Beginning of Period
Income From Investment Operations
Net Investment Income
Net Gains or Losses on Securities (both realized and unrealized)
Total From Investment Operations
Less Distributions
Dividends (from net investment income)
Distributions (from capital gains)
Returns of Capital
Total Distributions

Net Asset Value, End of Period
Total Return
------------
 ................................................................................

Ratios/Supplemental Data
------------------------

Net Assets, End of Period
Ratios of Expenses to Average Net Assets
Ratios of Net Income to Average Net Assets
Portfolio Turnover Rate

                                 [Back Cover]

                          ALLMERICA INVESTMENT TRUST

                         Select Emerging Markets Fund
                         Select Aggressive Growth Fund
                       Select Capital Appreciation Fund
                         Select Value Opportunity Fund
                       Select International Equity Fund
                              Select Growth Fund
                         Select Strategic Growth Fund
                                  Growth Fund
                               Equity Index Fund
                         Select Growth and Income Fund
                              Select Income Fund
                         Investment Grade Income Fund
                             Government Bond Fund
                               Money Market Fund


                              440 Lincoln Street
                        Worcester, Massachusetts  01653
                                (508) 855-1000

The Trust's Statement of Additional Information (SAI) includes additional
information about the Funds.   The Trust's annual and semi-annual reports to
shareholders include information about the investments of the Funds. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Trust's annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may get free copies of these materials, request other information about a Fund or make shareholder inquiries by calling 1-800-______.

You may review and copy information about the Trust including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the Public Reference Room. You may also access reports and other information about the Trust on the Commission's Internet site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-4138.

                                  APPENDIX A
                                  ----------


INVESTMENT TECHNIQUES AND STRATEGIES
------------------------------------

In managing its portfolios of investments, the Trust may make use of the following investment techniques and strategies:

SYMBOLS
-------
 .              Permitted
---            Not Permitted

                                       ---------------------------------------------------------------------------------------------
                                       SELECT EMERGING  SELECT AGGRESSIVE   SELECT CAPITAL     SELECT VALUE     SELECT INTERNATIONAL
INVESTMENT TECHNIQUE/STRATEGY            MARKETS FUND      GROWTH FUND     APPRECIATION FUND  OPPORTUNITY FUND       EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                      ---                ---               ---                ---                 ---
Financial Futures Contracts
  and Related Options                         .                  .                 .                  .                   .
Foreign Securities                            .                  .                 .                  .                   .
Forward Commitments                          ---                ---                .                 ---                 ---
Forward Contracts on Foreign Currencies       .                 ---                .                 ---                  .
High Yield Securities                         .                 ---                .                 ---                 ---
Investments in Money Market Securities        .                  .                 .                  .                   .
Mortgage-Backed Securities                   ---                ---               ---                ---                 ---
Purchasing Options                            .                  .                 .                  .                   .
Repurchase Agreements                         .                  .                 .                  .                   .
Restricted Securities                         .                  .                 .                  .                   .
Reverse Repurchase Agreements                ---                ---                .                 ---                 ---
Securities Lending                            .                  .                 .                  .                   .
Stand-By Commitments                         ---                ---               ---                ---                 ---
Stripped Mortgage-Backed Securities          ---                ---               ---                ---                 ---
Swap and Swap-Related Products               ---                ---                .                 ---                 ---
When-Issued Securities                        .                  .                 .                  .                   .
Writing Covered Options                       .                  .                 .                  .                   .
------------------------------------------------------------------------------------------------------------------------------------

                                        --------------------------------------------------------------------------------------------
                                        SELECT GROWTH  SELECT STRATEGIC                EQUITY       SELECT GROWTH   SELECT INCOME
INVESTMENT TECHNIQUE/STRATEGY               FUND         GROWTH FUND    GROWTH FUND  INDEX FUND    AND INCOME FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                       ---             ---             .          ---              .               .
Financial Futures Contracts
  and Related Options                          .               .              .           .               .               .
Foreign Securities                             .               .              .           .               .               .
Forward Commitments                           ---             ---            ---         ---             ---              .
Forward Contracts on Foreign Currencies        .              ---            ---         ---             ---              .
High Yield Securities                          .              ---            ---         ---              .               .
Investments in Money Market Securities         .               .              .           .               .               .
Mortgage-Backed Securities                    ---             ---            ---         ---             ---              .
Purchasing Options                             .               .              .           .               .               .
Repurchase Agreements                          .               .              .           .               .               .
Restricted Securities                          .               .              .           .               .               .
Reverse Repurchase Agreements                 ---             ---            ---         ---             ---             ---
Securities Lending                             .               .              .           .               .               .
Stand-By Commitments                          ---             ---            ---         ---             ---              .
Stripped Mortgage-Backed Securities           ---             ---            ---         ---             ---              .
Swap and Swap-Related Products                ---             ---            ---         ---             ---             ---
When-Issued Securities                         .               .              .           .               .               .
Writing Covered Options                        .               .              .           .               .               .
------------------------------------------------------------------------------------------------------------------------------------

                                        -------------------------------------------------
                                        INVESTMENT GRADE  GOVERNMENT BOND   MONEY MARKET
INVESTMENT TECHNIQUE/STRATEGY             INCOME FUND          FUND             FUND
-----------------------------------------------------------------------------------------
Asset-Backed Securities                        .                .                .
Financial Futures Contracts
  and Related Options                          .                .               ---
Foreign Securities                             .               ---               .
Forward Commitments                            .                .                .
Forward Contracts on Foreign Currencies       ---              ---              ---
High Yield Securities                         ---              ---              ---
Investments in Money Market Securities         .                .                .
Mortgage-Backed Securities                     .                .               ---
Purchasing Options                             .                .               ---
Repurchase Agreements                          .                .                .
Restricted Securities                          .                .                .
Reverse Repurchase Agreements                 ---              ---              ---
Securities Lending                             .                .                .
Stand-By Commitments                           .                .                .
Stripped Mortgage-Backed Securities            .                .               ---
Swap and Swap-Related Products                ---              ---              ---
When-Issued Securities                         .                .                .
Writing Covered Options                        .                .               ---
-----------------------------------------------------------------------------------------

                          ALLMERICA INVESTMENT TRUST
                      STATEMENT OF ADDITIONAL INFORMATION


                         SELECT EMERGING MARKETS FUND
                         SELECT AGGRESSIVE GROWTH FUND
                       SELECT CAPITAL APPRECIATION FUND
                         SELECT VALUE OPPORTUNITY FUND
                       SELECT INTERNATIONAL EQUITY FUND
                              SELECT GROWTH FUND
                         SELECT STRATEGIC GROWTH FUND
                                  GROWTH FUND
                               EQUITY INDEX FUND
                         SELECT GROWTH AND INCOME FUND
                              SELECT INCOME FUND
                         INVESTMENT GRADE INCOME FUND
                             GOVERNMENT BOND FUND
                               MONEY MARKET FUND



     THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE APPLICABLE PROSPECTUS OF ALLMERICA INVESTMENT TRUST DATED MAY 1, 1999. A FREE COPY OF THE APPLICABLE PROSPECTUS MAY BE OBTAINED FROM ALLMERICA INVESTMENT TRUST (THE "TRUST"), 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, (508) 855-1000.

     The Trust's Financial Statements and related notes and the report of the independent accountants for the fiscal year ended December 31, 1998 are incorporated by reference into this SAI and are included in the Trust's Annual Report to Shareholders. The Annual Report to Shareholders is available, without charge, upon request, by calling the following toll free number: 1-800.



                              DATED: MAY 1, 1999

                               TABLE OF CONTENTS

TRUST HISTORY.........................................................      3

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..............      3
  INVESTMENT RESTRICTIONS AND POLICIES................................     10
  INVESTMENT STRATEGIES AND TECHNIQUES................................     11
  PORTFOLIO TURNOVER..................................................     25

MANAGEMENT OF THE TRUST...............................................     25

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...................     28

INVESTMENT MANAGEMENT AND OTHER SERVICES..............................     28

BROKERAGE ALLOCATION AND OTHER PRACTICES..............................     39

CAPITAL STOCK AND OTHER SECURITIES....................................     41

PURCHASE, REDEMPTION AND PRICING OF SHARES............................     42

TAXATION OF THE FUNDS OF THE TRUST....................................     43

UNDERWRITERS..........................................................     43

CALCULATION OF PERFORMANCE DATA.......................................     44

FINANCIAL STATEMENTS..................................................     47

                                 TRUST HISTORY

     The Trust is an open-end, diversified series investment company designed to provide the underlying investment vehicle for various separate investment accounts established by First Allmerica Financial Life Insurance Company ("First Allmerica") or Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial Life"), an indirect, wholly-owned subsidiary of First Allmerica. Shares of the Trust are not offered to the general public but solely to such separate investment accounts ("Separate Accounts"). Not all of the Funds are offered to each Separate Account.

     The Trust is a Massachusetts business trust established on October 11, 1984. It currently is comprised of fourteen different portfolios: Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Select Strategic Growth Fund, Growth Fund, Equity Index Fund, Select Growth and Income Fund, Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund (each, a "Fund"). The Trustees may create additional funds in the future.


                           DESCRIPTION OF THE FUNDS
                        AND THEIR INVESTMENTS AND RISKS

ADDITIONAL INFORMATION ABOUT THE FUNDS

     For a description of the Funds' principal investment strategies and risks, types of investments each Fund may acquire and certain investment techniques it may utilize, see "Principal Investment Strategies and Risks" and "Other Investment Strategies and Risks" in the appropriate Prospectus for the underlying Funds of the applicable Separate Account. Following are descriptions of additional Fund strategies, policies and restrictions. Note that any percentage limitations listed under each Fund below apply at the time of investment.

SELECT EMERGING MARKETS FUND

     The Fund invests at least 65% of its total assets in equity securities of companies that are domiciled or primarily doing business in developing countries with emerging markets. A company is considered to be domiciled in a developing country if it is organized under the laws of, or has a principal office in, that country. A company is considered as primarily doing business in a developing country if (i) the company derives at least 50% of its gross revenues or profits from either goods or services produced or sold in the developing country or (ii) at least 50% of the company's are situated in the developing country.

     The Sub-Adviser may employ a temporary defensive strategy if deemed by it to be appropriate due to economic or political conditions in emerging markets. When using a defensive strategy, the Fund may invest up to 100% of its assets in cash, high-quality debt securities or money market instruments of U.S. or foreign issuers. In addition, most or all of its investment may be made in the United States and in U.S. dollars for temporary defensive purposes.

     The Fund may invest up to 15% of its net assets in securities which are illiquid.

     Investing in the Fund entails a substantial degree of risk. Investors are strongly advised to consider carefully the special risks involved in investing in emerging markets, which are in addition to the usual risks of investing in developed countries around the world.

SELECT AGGRESSIVE GROWTH FUND

     The selection of securities is made solely on the basis of their potential for capital appreciation. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's investment objective.

     At any given point, a substantial portion of the Fund's equity investments may be in securities which are not listed for trading on national securities exchanges and which, although publicly traded, may be less liquid than securities issued by larger, more seasoned companies which trade on national securities exchanges. Up to 15% of the Fund's net assets may be invested in securities which are illiquid.

     Because the price movement of the securities held by the Fund can be expected to be more volatile than is the case for the market as a whole, and the net asset value of a share of the Fund may fluctuate significantly, the Fund should not be considered suitable for investors who are unable or unwilling to assume the risk of loss inherent in an aggressive growth portfolio, nor should investment in the Fund be considered a balanced or complete investment program.

     When the Sub-Adviser of the Fund determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in high-grade, fixed income securities or U.S. Government securities, or hold assets in cash or cash equivalents.

SELECT CAPITAL APPRECIATION FUND

     Up to 15% of the Fund's net assets may be invested in securities which are illiquid. When the Sub-Adviser of the Fund determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in high-grade, fixed income securities or U.S. Government securities, or hold assets in cash or cash equivalents.

SELECT VALUE OPPORTUNITY FUND

     The Fund may invest temporarily in preferred stocks, bonds and other defensive issues. There are no restrictions or guidelines regarding the investment of Fund assets in shares listed on an exchange or traded over-the-counter. The Fund may invest up to 15% of its net assets in securities which are illiquid.

     The portfolio normally will be diversified among different industry sectors, but is not an index approach. Stocks are bought as investments and generally held for the long term, rather than as active trading vehicles.

SELECT INTERNATIONAL EQUITY FUND

     The Fund may invest up to 15% of its net assets in securities which are illiquid. When the Sub-Adviser of the Fund determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in high-grade, fixed income securities or U.S. Government securities, or hold assets in cash or cash equivalents.

SELECT GROWTH FUND

     Although the Fund may invest in dividend-paying stocks, the generation of current income is not an objective of the Fund. Any income that is received is incidental to the Fund's objective of long-term growth of capital.

     When choosing securities for the portfolio, the Sub-Adviser for the Select Growth Fund focuses on companies that display strong financial characteristics and earnings growth potential.

     The stocks of smaller growth companies may involve a higher degree of risk than other types of securities and the price movement of such securities can be expected to be more volatile than is the case of the market on the whole. The Fund may hold stocks traded on one or more of the national exchanges as well as in the over-the-counter markets. Because opportunities for capital growth may exist not only in new and expanding areas of the economy but also in mature and cyclical industries, the Fund's portfolio investments are not limited to any particular type of company or industry.

     When the Sub-Adviser determines that market conditions warrant a temporary, defensive position, the Fund may invest without limitation in high-grade, fixed-income securities or U.S. Government securities, or hold assets in cash or cash equivalents. To the extent the Fund is so invested it is not achieving its objective to the same degree as under normal conditions.

     The Select Growth Fund's objective of seeking long-term growth of capital means that its assets generally will be subject to greater risk than may be involved in investing in securities that are not selected for growth potential. The Fund may invest up to 15% of its net assets in securities which are illiquid.

SELECT STRATEGIC GROWTH FUND

     Many of the stocks in the Fund's portfolio are expected to pay regular dividends. However, in the evaluation of a company, greater consideration normally is given to growth potential than to dividend income.

     The Fund may invest up to 15% of its net assets in securities which are illiquid.

     The Fund at any time may hold a portion of its assets in cash or money market instruments. When a defensive position is deemed advisable, the Fund may temporarily invest without limit in high-grade debt securities, securities of the U.S. Government and its agencies and money market instruments, or retain cash.

     The Fund is not restricted as to portfolio turnover and will make changes in its portfolio from time to time based on market prices, economic conditions and other factors.

GROWTH FUND

     The Growth Fund proposes to keep its assets fully invested, but may maintain reasonable amounts in cash or in high-grade, short-term debt securities to meet current expenses and anticipated redemptions, and during temporary periods pending investment in accordance with its policies.

     In periods considered by management to warrant a more defensive position, the Growth Fund may place a larger proportion of its portfolio in high-grade preferred stocks, bonds or other fixed-income securities, including U.S. Government securities, whether or not convertible into stock or with rights attached, or retain cash.

     The Growth Fund may invest in both listed and unlisted securities. The Growth Fund also may invest in foreign as well as domestic securities.

The Fund may invest up to 15% of its net assets in securities which are illiquid.

EQUITY INDEX FUND

     The Equity Index Fund will attempt to replicate the investment results of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") while minimizing transactional costs and other expenses. Stocks in the S&P 500 are ranked in accordance with their statistical weighting from highest to lowest. The method used to select investments for the Equity Index Fund involves investing in common stocks in approximately the order of their weighting in the S&P 500, beginning with those having the highest weighting. The Fund uses the S&P 500 as the performance standard because it represents over 70 percent of the total market value of all publicly-traded common stocks in the U.S., is well-known to investors and, in the opinion of the Sub-Adviser, is representative of the performance of common stocks publicly-traded in the United States. Many, but not all, of the stocks in the S&P 500 are issued by companies that are among the 500 largest as measured by the aggregate market value of their outstanding stock (market price per share multiplied by number of shares outstanding). Inclusion of a stock in the S&P 500 does not imply that Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") has endorsed it as an investment. With respect to investing in common stocks, there can be no assurance of capital appreciation and there is a substantial risk of market decline.

     The Equity Index Fund's ability to duplicate the performance of the S&P 500 will be influenced by the size and timing of cash flows into or out of the Fund, the liquidity of the securities included in the S&P 500, transaction and operating expenses and other factors. These factors, among others, may result in "tracking error," which is a measure of the degree to which the Fund's results differ from the results of the S&P 500.

     Tracking error is measured by the difference between total return for the S&P 500 with dividends reinvested and total return for the Fund with dividends reinvested after deductions of transaction and operating expenses. For the 12 months ended December 31, 1998, the S&P 500 gained 28.58% versus a gain of 28.33% for the Equity Index Fund producing a tracking error of 0.25% before advisory and administrative fees. Tracking error is monitored by the Sub-Adviser on a regular basis. All tracking error deviations are reviewed to determine the effectiveness of investment policies and techniques. If the tracking error deviation exceeds industry standards for the Fund's asset size, the Sub-Adviser will bring the deviation to the attention of the Trustees.

     While the Board of Trustees of the Trust has selected the S&P 500 as the index the Fund will attempt to replicate, the Trustees reserve the right to select another index at any time without seeking shareholder approval if they believe that the S&P 500 no longer represents a broad spectrum of common stocks that are publicly traded in the United States or if there are legal, economic or other factors limiting the use of any particular index. If the Trustees change the index which the Equity Index Fund attempts to replicate, the Equity Index Fund may incur significant transaction costs in switching from one index to another.

     The Equity Index Fund will invest only in those stocks, and in such amounts, as its investment adviser determines to be necessary or appropriate for the Equity Index Fund to approximate the S&P 500. As the size of the Equity Index Fund increases, the Equity Index Fund may purchase a larger number of stocks included in the S&P 500, and the percentage of its assets invested in most stocks included in the S&P 500 will approach the percentage that each such stock represents in the S&P 500. However, there is no minimum or maximum number of stocks included in the S&P 500 which the Equity Index Fund will hold. Under normal circumstances, it is expected that the Equity Index Fund will hold approximately 500 different stocks included in the S&P 500. The Equity Index Fund may compensate for the omission of a stock that is included in the S&P 500, or for purchasing stocks in other than the same proportions that they are represented in the S&P 500, by purchasing stocks which are believed to have characteristics which correspond to those of the omitted stocks.

     The Equity Index Fund may invest in short-term debt securities to maintain liquidity or pending investment in stocks. Such investments will not be made for defensive purposes or in anticipation of a general decline in the market price of stocks in which the Equity Index Fund invests; investors in the Equity Index Fund bear the risk of general declines in the stock markets. The Equity Index Fund also may take advantage of tender offers, resulting in higher returns than are reflected in the performance of the S&P 500. In addition, the Equity Index Fund may hold warrants, preferred stocks and debt securities, whether or not convertible into common stock or with rights attached, if acquired as a result of in-kind dividend distributions, mergers, acquisitions or other corporate activity involving the common stocks held by the Equity Index Fund. Such investment transactions and securities holdings may result in positive or negative tracking error.

     The Equity Index Fund may purchase or sell futures contracts on stocks indexes for hedging purposes and in order to achieve a fully invested position while maintaining sufficient liquidity to meet possible net redemptions. The effectiveness of a strategy of investing in stock index futures contracts will depend upon the continued availability of futures contracts based on the S&P 500 or which tend to move together with stocks included in the S&P 500. The Equity Index Fund would not enter into futures contacts on stock indexes for speculative purposes.

     The Equity Index Fund may invest up to 25% of its assets in foreign securities (not including its investments in American Depositary Receipts ("ADRs")). The Equity Index Fund may invest up to 15% of its net assets in securities which are illiquid.

     Because of its policy of tracking the S&P 500, the Equity Index Fund is not managed according to traditional methods of active investment management, which involve the buying and selling of securities based upon investment analysis of economic, financial and market factors. Consequently, the projected adverse financial performance of a company normally would not result in the sale of the company's stock and projected superior financial performance by a company normally would not lead to an increase in the holdings of the company. From time to time, the Sub-Adviser may make adjustments in the portfolio because of cash flows, mergers, changes in the composition of the S&P 500 and other similar reasons.

     Standard & Poor's Corporation is not in any way affiliated with the Equity Index Fund or the Trust. "Standard & Poor's," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's Corporation.

SELECT GROWTH AND INCOME FUND

     To achieve its objective of long-term growth of capital and current income, the Select Growth and Income Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks. These may include securities of large well-known companies as well as smaller growth companies. The Fund may hold securities traded on one or more of the national exchanges as well as in the over-the-counter markets. The Fund may purchase individual stocks not presently paying dividends which offer opportunities for capital growth or future income, provided that the Sub-Adviser believes the overall portfolio is appropriately positioned to achieve its income objective. In certain circumstances, fixed-income securities may be purchased by the Fund for long-term growth potential.

     The Fund may invest up to 15% of its net assets in securities which are illiquid.

     When the Sub-Adviser determines that market conditions warrant a temporary, defensive position, the Fund may invest without limitation in high-grade, fixed-income or U.S. Government securities, or hold assets in cash or cash equivalents. To the extent the Fund is so invested, it is not achieving its objective to the same degree as under normal conditions. There can be no assurance of growth of capital, of course, and because the Fund invests a substantial portion of its assets in common stocks and other securities which fluctuate in value, there is substantial risk of market decline.

SELECT INCOME FUND

     Investment grade corporate debt securities in which the Fund invests are:
(a) assigned a rating within the four highest grades (Baa/BBB or higher) by either Moody's Investor Service, Inc. ("Moody's") or S&P, (b) equivalently rated by another nationally recognized statistical rating organization ("NRSRO") or
(c) unrated securities but determined by the Sub-Adviser to be of comparable quality. Securities rated in the fourth highest grade (rated Baa and BBB by Moody's and S&P, respectively) are considered to have some speculative characteristics. For more information concerning the rating categories of corporate debt securities and commercial paper, see the Appendix to the SAI. The types of securities in which the Fund invests include but are not limited to U.S. dollar obligations of supranational entities such as the World Bank, European Investment Bank and African Development Bank.

     The dollar average weighted maturity of the portfolio, excluding money market instruments, is expected to range between 5 and 20 years under normal market conditions. Although the Fund does not invest for short-term trading purposes, portfolio securities may be sold from time to time without regard to the length of time they have been held. The value of the Fund's portfolio securities generally will vary inversely with changes in prevailing interest rates, declining as interest rates rise and increasing as rates decline. The value will also be affected by other market and economic factors. There is the risk with corporate debt securities that the issuers may not be able to meet their obligations on interest and principal payments.

     The Fund may invest up to 15% of its net assets in securities which are illiquid.

     Obligations in which the Select Income Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

INVESTMENT GRADE INCOME FUND

     The debt securities in which the Fund may invest are considered "investment grade" in that they generally are suitable for purchase by prudent investors. However, the lowest category of investment grade securities (rated Baa by Moody's or BBB by S&P) may have speculative characteristics, such that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case of debt securities with higher ratings. If the rating of a security falls below investment grade, or an unrated security is deemed to have fallen below investment grade, AAM analyzes relevant economic and market data in making a determination of whether to retain or dispose of the investment. The performance of the securities in the portfolio is monitored continuously, and they are purchased and sold as conditions warrant and permit.

     The Fund may invest up to 15% of its net assets in securities which are illiquid.

     Obligations in which the Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

GOVERNMENT BOND FUND

     The Government Bond Fund will invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and options and futures thereon, as described in the Prospectus. Some U.S. Government securities are backed by the full faith and credit of the United States. Other U.S. Government securities are supported by (i) the right of the issuer to borrow from the U.S. Treasury, (ii) discretionary authority of the U.S. Government to purchase the obligations of the agency or instrumentality, or (iii) only the credit of the instrumentality itself. No assurances can be given that the U.S. Government would provide financial support to the U.S. Government sponsored instrumentalities if it is not obligated to do so by law. The securities in which the Government Bond Fund may invest include, but are not limited to, U.S. Treasury bills, notes and bonds and obligations of the following: Banks for Cooperatives, the Commodity Credit Corporation, the Federal Deposit Insurance Corporation, Federal Farm Credit Banks, the Federal Financing Bank, Federal National Mortgage Association, the General Insurance Fund, Government National Mortgage Association, Government Services Administration (GSA Public Building Trust Participation Certificates), the Production Credit Association, the Student Loan Marketing Association, the Tennessee Valley Authority and the U.S. Postal Service.

     The Government Bond Fund may invest in mortgage-backed securities (including pass-through securities) and participation certificates) of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae").

     Ginnie Mae certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. The mortgage loans are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, and are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. After approval of the pool by Ginnie Mae, certificates in the pool are offered to investors by securities dealers. Once the pool has been approved by Ginnie Mae, the timely payment of interest and principal on the certificates is guaranteed by the full faith and credit of the U.S. Government. The certificates are "pass through" securities because a pro rata share of regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool is passed through monthly to the Fund.

     Freddie Mac, a corporate instrumentality of the U.S. Government created by Congress to increase the availability of mortgage credit for residential housing, issues participation certificates representing undivided interests in Freddie Mac's mortgage portfolio. While Freddie Mac guarantees the timely payment of interest and ultimate collection of the principal of its participation certificates, the participation certificates are not backed by the full faith and credit of the U.S. Government. The "pass-through" characteristics of Freddie Mac participation certificates are similar to Ginnie Mae certificates, but Freddie Mac certificates differ from Ginnie Mae certificates in that Freddie Mac mortgages are primarily conventional residential mortgages rather than mortgages issued or guaranteed by a federal agency or instrumentality.

     Fannie Mae is a federally chartered corporation owned by private stockholders. Fannie Mae purchases both conventional and federally insured or guaranteed residential mortgages form various entities, and packages pools of such mortgages in the form of pass-through certificates. Fannie Mae guarantees the timely payment of principal and interest. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations, but the certificates are not backed by the full faith and credit of the U.S. Government.

     The effective maturity of a mortgage-backed security may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages, which may affect their effective yield. When the Government Bond Fund receives the monthly "pass-through" payments (which may include unscheduled prepayments of principal) it may be able to invest the payments only at a lower rate of interest. During periods of declining interest rates, such securities therefore may be less effective as a means of "locking in" attractive long-term interest rates and may have less potential for appreciation than conventional bonds with comparable stated maturities.

     The Fund may enter into repurchase agreements and, from time to time, may have temporary investments in short-term debt obligations (including certificates of deposit, bankers acceptances and commercial paper) pending the making of other investments or for liquidity purposes.

     The Fund may invest up to 15% of its net assets in securities which are illiquid.

     Obligations in which the Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future.

     U.S. Government securities may be purchased or sold without regard to the length of time they have been held to attempt to take advantage of short-term differentials in yields, with the objective of seeking income while conserving capital. While short-term trading increases portfolio turnover, the Government Bond Fund incurs little or no brokerage costs for U.S. Government securities.

MONEY MARKET FUND

     The Fund may invest in dollar-denominated obligations of foreign branches of U.S. banks ("Euro dollars") and U.S. branches of foreign banks (if such U.S. branches are subject to state banking requirements and Federal reserve reporting requirements) which at the date of the investment have deposits of at least $1 billion as of their most recently published financial statements.

     The Money Market Fund will not purchase any security unless (i) the security has received the highest or second highest quality rating by at least two NRSROs or by one NRSRO if only one has rated the security, or (ii) the security is unrated and in the opinion of Allmerica Asset Management, Inc. ("AAM"), as Sub-Adviser to the Fund, in accordance with guidelines adopted by the Trustees, is of a quality comparable to one of the two highest ratings of an NRSRO. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

INVESTMENT RESTRICTIONS AND POLICIES

     The following is a description of certain restrictions on investments of the Funds (in addition to those described in the Prospectus). The investment restrictions numbered 1 through 9 are fundamental and may not be changed without the approval of a majority in interest of the shareholders of that Fund. The other investment restrictions are not deemed fundamental and may be changed by the Trustees without shareholder approval. The following investment restrictions apply to each Fund, except as noted:

     1. The Fund will not issue "senior securities" as defined in Section 18(g) of the Investment Company Act of 1940 ("1940 Act").

     2. The Fund will not borrow money, except in accordance with the provisions of the 1940 Act and for temporary purposes when the aggregate amount borrowed does not exceed 33?% of the value of the Fund's total assets at the time such borrowing is made. In general, a borrowing shall be regarded as being for temporary purposes if it is repaid within 60 days and is not extended or renewed.

     3. The Fund will not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

     4. The Fund will not buy or sell real estate or interest in real estate, although it may purchase and sell (a) securities which are secured by real estate and (b) securities of companies which invest or deal in real estate.

     5. The Fund will not engage in the purchase and sale of physical commodities or contracts relating to physical commodities.

     6. The Fund may make loans to other persons only through repurchase agreements and securities lending. For purposes of this paragraph, the purchase of an issue of publicly distributed bonds, debentures, or other debt securities, whether or not the purchase was made upon the original issue of the securities, is not to be considered the making of a loan by the Fund.

     7. The Fund will not purchase securities on margin but may obtain such short-term credits as are necessary for clearance transactions, and (except for the Money Market Fund) may make margin payments in connection with financial futures (including securities index futures) contracts, and options on such future contracts and in the case of the Select Capital Appreciation Fund, futures contracts on foreign currencies and related options. The Fund will not participate on a joint or joint and several basis in any trading account in securities or effect a short sale of securities.

     *8. No Fund will concentrate its investments in particular industries, including debt obligations of supranational entities and foreign governments, but a Fund may invest up to 25% of the value of its total assets in a particular industry. The restriction does not apply to investments in obligations issued or guaranteed by the United States of America, its agencies or instrumentalities, or to investments by the Money Market Fund in securities issued or guaranteed by domestic branches of U.S. banks.

     *9.  As to 75% of the value of its total assets (100% for the Money Market
Fund), no Fund will invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities issued by or guaranteed as to principal or interest by the United States Government or any agency or instrumentality thereof) or acquire more than 10% of the voting securities of any issuer. The remaining 25% of assets (other than for the Money Market Fund) may be invested in the securities of one or more issuers without regard to such limitations.

     10. The Fund does not intend to invest in companies for the purpose of exercising control or management.

     11. The Fund may invest in the securities of one or more other investment companies, subject to the provisions of the 1940 Act, as amended, any other applicable laws or regulations and any applicable exemptive orders issued by the Securities and Exchange Commission.

     12. The Fund intends to purchase securities for investment and not to purchase and sell them for trading purposes, except that the Select Capital Appreciation Fund and the Government Bond Fund may engage in short term trading of U.S. Government securities.

     13. The Fund (except the Money Market Fund) may engage in transactions in financial futures contracts and related options. The Money Market Fund will not engage in transactions in financial futures or related options.

     * These limitations apply as of the time of purchase. If through market action the percentage limitations are exceeded, the Fund will not be required to reduce the amount of its holdings in such investments.

INVESTMENT STRATEGIES AND TECHNIQUES

     In managing its portfolios of investments, the Trust may make use of the following investment strategies and techniques:

SECURITIES LENDING

     Each Fund may loan its portfolio securities to broker-dealers pursuant to agreements requiring that the loans be continuously secured by cash, cash equivalents or securities issued or guaranteed by the United States government or its agencies, or any combination of cash, cash equivalents and such securities as collateral equal at all times to at least 102% of the market value of the securities loaned. Such loans are not made if, as a result, the aggregate of all outstanding loans would exceed 33 1/3% of the value of the Fund's total assets taken at current value. The Fund continues to receive interest or dividends on the securities loaned, and simultaneously earns interest on the investment of the loan collateral in U.S. Treasury securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents or receives a fee from the borrower. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and may be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to firms deemed by the Fund's Sub-Adviser to be of good standing, and when, in the judgment of the Fund's Sub-Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk.

FOREIGN SECURITIES

     Each Fund except the Government Bond Fund may purchase foreign securities. The Money Market Fund may invest only in U.S. dollar denominated foreign securities. Accordingly, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund, depending on the extent of the Fund's foreign investments. Securities of foreign issuers, particularly non-governmental issuers, involve risks which are not associated ordinarily with investing in domestic issuers. These risks include changes in currency exchange rates and currency exchange control regulations. In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States, including the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign markets, the possibility of expropriation, the possibility of heavy taxation, the impact of political, social or diplomatic developments, limitations on the removal of funds or other assets of a Fund, difficulties in evoking legal process abroad and enforcing contractual obligations, and the difficulty of assessing economic trends in foreign countries. Some foreign securities exchanges may not be as developed or efficient as those in the United States and securities traded on foreign securities exchanges generally are subject to greater price volatility. There is also the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation and limitations on the removal of funds or other assets.

     Investments in emerging countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. In addition, securities of issuers located in emerging countries may have limited marketability and may be subject to more abrupt or erratic price fluctuations. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. Many emerging market countries have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries with emerging markets. Emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed by the countries with which they trade. In certain markets there have been times when settlements of securities transactions have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

     The Funds may buy or sell foreign currencies, options on foreign currencies and foreign currency futures contracts and options thereon and, in addition, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund and Select Income Fund may invest in foreign currency forward contracts. Although such instruments may reduce the risk of loss due to a decline in the value of the currency that is sold, they also limit any possible gain which might result should the value of the currency increase. Such instruments will be used primarily to protect a Fund from adverse currency movements; however, they also involve the risk that anticipated currency movements will not be accurately predicted, thus adversely affecting a Fund's total return. See "Financial Futures Contracts and Related Options" and "Forward Contracts on Foreign Currencies."

     The Funds' investments may include ADRs. For many foreign securities, there are U.S. dollar-denominated ADRs which are traded in the United States on exchanges or over the counter. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. An ADR may be sponsored by the issuer of the underlying foreign security, or it may be issued in unsponsored form. The holder of a sponsored ADR is likely to receive more frequent and extensive financial disclosure concerning the foreign issuer than the holder of an unsponsored ADR and generally will bear lower transaction charges. Each Fund may invest in both sponsored and unsponsored ADRs. The Select International Equity Fund and the Select Capital Appreciation Fund also may utilize European Depositary Receipts, which are designed for use in European securities markets, and also may invest in Global Depositary Receipts.

     Obligations in which the Select Income Fund, Investment Grade Income Fund and Government Bond Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future. A Fund may not invest more than 25% of its assets in debt obligations of supranational entities.

     Certain state insurance regulations may impose additional restrictions on a Fund's holdings of foreign securities.

FORWARD COMMITMENTS

     The Select Capital Appreciation Fund, Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Funds do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds generally will enter into forward commitments with the intention of acquiring securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. The Funds may realize short-term gains or losses upon the sale of forward commitments. The Sub-Adviser will monitor the creditworthiness of the parties to such forward commitments.

WHEN-ISSUED SECURITIES

     Each Fund from time to time may purchase securities on a "when-issued" basis or delayed delivery basis. Debt securities and municipal obligations often are issued on this basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. During the period between purchase and settlement, typically no payment is made by a Fund and no interest accrues to the Fund. The market value of when-issued securities may be more or less than the purchase price payable at settlement date. Purchase of when-issued securities involves the risk that yields available in the market when delivery occurs may be higher than those available when the when-issued order is placed resulting in a decline in the market value of the security. There is also the risk that under some circumstances the purchase of when-issued securities may act to leverage the Fund. The Fund will establish a segregated account with the Custodian in which it will maintain cash or liquid securities at least equal to commitments for when-issued securities.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund may purchase an obligation of or guaranteed by the United States Government, its agents or instrumentalities, with an agreement that the seller will repurchase the obligation at an agreed upon price and date. The repurchase price reflects an agreed-upon interest rate which is unrelated to the coupon rate on the purchased obligation. Repurchase agreements usually are for short periods, such as under one week, but may be as long as thirty days. No repurchase agreement will be effected if, as a result, more than 30% of a Fund's total assets taken at current value will be invested in repurchase agreements. No more than 15% (10% for the Money Market Fund) of a Fund's total assets taken at current value will be invested in repurchase agreements extending for more than seven days and in other securities which are not readily marketable.

     If a seller defaults upon the obligation to repurchase, the Funds may incur a loss if the value of the purchased obligation (collateral) declines, and may incur disposition costs in liquidating the collateral. If bankruptcy proceedings are commenced with respect to a seller, realization upon the collateral by the Funds may be delayed or limited.

     Prior to entering into a repurchase agreement, the Fund's Sub-Adviser evaluates the creditworthiness of entities with which the Fund proposes to enter into the repurchase agreement. The Trustees have established guidelines and standards of review for the evaluation of creditworthiness by the Funds' Sub-Advisers and monitor such Sub-Advisers' actions with respect to repurchase transactions.

     The Select Capital Appreciation Fund also may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and at a future date. Reverse repurchase agreement transactions can be considered a form of borrowing by the Fund. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities or to earn additional income on portfolio securities, such as treasury bills and notes. While a reverse repurchase agreement is outstanding, the Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the reverse repurchase agreement. The Select Capital Appreciation Fund will enter into reverse repurchase agreements only with parties that its Sub-Adviser deems creditworthy.

WRITING COVERED OPTIONS

     Each Fund other than the Money Market Fund may write call options and put options on securities which the Fund owns as its Sub-Adviser shall determine to be appropriate and to the extent permitted by applicable law. A call option gives the purchaser of the option the right to buy and a writer the obligation to sell the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A premium is paid to the writer as the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit.

     As the writer of a call option, a Fund receives a premium for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. So long as the Fund remains obligated as the writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such a profit, and retains the risk of loss should the value of the security decline. The Fund also may enter into "closing purchase transactions" in order to terminate its obligation as the writer of a call option prior to the expiration of the option. There is no assurance that a Fund will be able to effect such transactions at any particular time or at any acceptable price.

     The writer of a put option is obligated to purchase specified securities from the option holder at a specified price at any time before the expiration date of the option. The purpose of writing such options is to generate additional income for the Fund, but the Fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     Option transactions may increase a Fund's transaction costs and may increase the portfolio turnover rate, depending on how many options written by the Fund are exercised in a particular year.

PURCHASING OPTIONS

     Each Fund other than the Money Market Fund may purchase put and call options to the extent permitted by applicable law. A Fund will not purchase put or call options if after such purchase more than 5% of its net assets, as measured by the aggregate of the premiums paid for all such options held by the Fund, would be so invested. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on exchange traded options purchased by the Fund.

     A Fund normally would purchase call options in anticipation of an increase in the market value of securities. The purchase of a call option entitles the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. If the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs during the option period, the Fund would ordinarily realize a gain, if not, the Fund would realize a loss.

     A Fund normally would purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it may invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. Gains or losses on the purchase of put options would tend to be offset by countervailing changes in the value of underlying portfolio securities. A Fund ordinarily would realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund would realize a loss on the purchase of the put option.

     There is no assurance that a liquid secondary market on an options exchange will exist for a particular option or at a particular time. The hours of trading for options on options exchanges may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. In addition, the purchase of options is a highly specialized activity which depends in part on the Sub-Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets. A Fund pays brokerage commission or spread in connection with its options transactions as well as for purchases and sales of the underlying securities.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS

     Each Fund (other than the Money Market Fund) may invest in transactions in financial futures contracts and related options for hedging purposes. In addition, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may utilize futures contracts on foreign currencies and related options. Through certain hedging activities involving such futures contracts and related options, it is possible to reduce the effects of fluctuations in interest rates and the market prices of securities which may be quite volatile. Hedging is a means of transferring a risk which an investor does not desire to assume during an uncertain interest rate or securities market environment to another investor who is willing to assume that risk.

     The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may buy put options on the foreign currency. If the value of the currency declines, the Funds will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Funds from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund could sustain losses on transactions in foreign currency options that would require such Funds to forgo a portion or all of the benefits of advantageous changes in those rates.

     The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund also may write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Funds could write a call option on the relevant currency instead of purchasing a put option. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Funds to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Funds would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Funds is "covered" if the Funds own the underlying foreign currency covered by the call or have an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in their portfolios. A call option also is covered if the Funds have a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Funds in cash or other liquid assets in a segregated account with the Funds' custodian.

     The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security that the Funds own or have the right to acquire and that is denominated in the currency underlying the option. In such circumstances, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may invest without limitation in foreign currency options.

GENERAL INFORMATION

     A futures contract on a security is a standardized agreement under which each party is entitled and obligated either to make or to accept delivery, at a particular time, of securities having a specified face value and rate of return on foreign currencies. Currently, futures contracts are available on debt and equity securities and on certain foreign currencies.

     Futures contracts are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). A futures contract on an individual security may be deemed to be a commodities contract. A Fund engaging in a futures transaction initially will be required to deposit and maintain with its Custodian, in the name of its brokers, an amount of cash or U.S. Treasury bills equal to a small percentage (generally less than 5%) of the contract amount to guarantee performance of its obligations. This amount is known as "initial margin." Margin in a futures transaction is different from margin in a securities transaction, in that financial futures initial margin does not involve the borrowing of funds to finance the transactions. Unlike securities margin, initial margin in a futures transaction is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund upon termination of the financial future, assuming all contractual obligations have been satisfied. As the price of the underlying security fluctuates, making the position in the financial futures more or less valuable, subsequent payments called "maintenance margin" or "variation margin" are made to and from the broker on a daily basis. This process is called "marking to market."

     The purchase and sale of financial futures is for the purpose of hedging against changes in securities prices or interest rates. Hedging transaction serve as a substitute for transactions in the underlying securities and can effectively reduce investment risk. When prices are expected to rise, a fund, through the purchase of futures contracts, can attempt to secure better prices than might be later available in the stock market when it anticipates effecting purchases.

     Similarly, when interest rates are expected to increase, a fund can seek to offset a decline in the value of its debt securities through the sale of futures contracts.

OPTIONS ON FINANCIAL FUTURES

     The Funds other than the Money Market Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging the Fund's portfolio against the risk of declining prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Fund is not invested fully. Depending on the pricing of the option compared with either the futures contract upon which it is based or upon the price of the underlying securities, the option may or may not be less risky than ownership of the futures contract or underlying securities.

     The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the securities or currencies which are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holding of securities or currencies.

     The writing of a put option on a futures contract is analogous to the purchase of a futures contract. If the option is exercised, the net cost to the Fund of the securities or currencies acquired by it will be reduced by the amount of the option premium received. If, however, market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the securities or currencies might be purchased in the cash market.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES AND RELATED OPTIONS

     A Fund generally will engage in transactions in futures contracts or related options only as a hedge against changes in the values of securities or currencies held in a Fund's portfolio or which it intends to purchase, or to a limited extent to engage in non-hedging strategies. A Fund may not purchase or sell a futures contract for non-hedging purposes if immediately thereafter the sum of the amount of margin deposits and amount of variation margins paid from time to time on the Fund's existing futures and related options positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. The reasons a Fund may engage in non-hedging strategies include: to seek to enhance return and to adjust efficiently the Fund's overall exposure to certain markets. In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts and related options (less any related margin deposits), will be deposited in a segregated account with its custodian in the name of the broker to collateralize the position, and thereby insure that the use of such futures contracts and options is unleveraged.

     In implementing a Fund's overall risk management strategy, it is possible that its Sub-Adviser will choose not to engage in any futures transactions or that appropriate futures contracts or related options may not be available. A Fund will engage in futures transactions only for appropriate hedging, risk management or non-hedging purposes. A Fund will not enter into any particular futures transaction unless its Sub-Adviser determines that the particular transaction demonstrates an appropriate correlation with the Fund's investment objectives and portfolio securities.

RISK OF TRANSACTIONS IN FUTURES

     The sale and purchase of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. There are several risks in connection with the use of financial futures by a Fund as a hedging device.

     Successful use of financial futures by a Fund is subject to its Sub-Adviser's ability to predict movements in the direction of interest rates or securities prices and to assess other factors affecting markets for securities. For example, a Fund may hedge against the possibility of an increase in interest rates which would affect adversely the prices of debt securities held in its portfolio. If prices of the debt securities increase instead, the Fund may lose part or all of the benefit of the increased value of the hedged debt securities because it may have offsetting losses in the futures positions. In addition, in this situation, if the Fund has insufficient cash, it may have to sell securities to meet the daily maintenance margin requirements. These sales may be, but will not necessarily be, at increased prices to reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     Another risk arises because of the imperfect correlation between movements in the price of the financial future and movements in the price of the securities or currencies which are the subject of the hedge. First of all, the hours of trading for futures contracts may not conform to the hours during which the underlying assets are traded. To the extent that the futures markets close before the markets for the underlying assets, significant price and rate movements can take place in the underlying asset's market that cannot be reflected in the futures markets. But even during identical trading hours, the price of the future may move more than or less than the price of the assets being hedged. While a hedge will not be fully effective if the price of the future moves less that the price of the hedged assets, if the price of the hedged assets has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. On the other hand, if the price of the hedged assets has moved in a favorable direction, this advantage may be offset partially by the price movement of the futures contract. If the price of the futures moves more than the price of the asset, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the prices of the assets which are the subject of the hedge.

     In addition to the possibility that there may be an imperfect correlation at all, between movements in the futures and the portion of the portfolio being hedged, the market prices of the futures may be affected by certain other factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures through offsetting transaction, which could distort the normal relationship between securities or currencies and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price or currency distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in the prices of securities or currencies and movements in the prices of futures, a correct forecast of interest rate trends or market price movements by the Sub-Adviser still may not result in a successful hedging transaction over a short time frame.

     Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. Thus, it may not be possible to close a futures position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. However, in the event futures have been used to hedge portfolio positions, such underlying assets will not be sold until the futures can be terminated. In such circumstances, an increase in the price of the underlying assets, if any, may offset partially or completely losses on the future.

RISKS OF TRANSACTIONS IN OPTIONS ON FUTURES

     There are several special risks relating to options on futures. First, the ability to establish and close out positions in options is subject to the maintenance of a liquid secondary market. A Fund will not purchase options on futures on any exchange or board of trade unless, in the opinion of its Sub-Adviser, the market for such options is developed sufficiently so that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions. Compared with the purchase or sale of futures, the purchase of call or put options on futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on futures would result in a loss to the Fund when the purchase or sale of a future would not, such as when there is no movement in the price of the underlying securities. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts, as described above under "Risks of Transactions in Futures."

     An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same series. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. It might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of financial futures pursuant to the exercise of put options.

     Because of the risks and the transaction costs associated with hedging activities, there can be no assurance that a Fund's portfolio will perform as well as or better than a comparable fund that does not invest in futures contracts or related options.

FORWARD CONTRACTS ON FOREIGN CURRENCIES

     A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may enter into forward contracts to purchase and sell government securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts which are standardized contracts, forward contracts can be drawn specifically to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. The following discussion summarizes the Select Emerging Markets Fund's, Select Capital Appreciation Fund's, Select International Equity Fund's, Select Growth Fund's and Select Income Fund's principal uses of forward currency exchange contracts ("forward currency contracts"). The Funds may enter into a forward currency contract with the stated contract value of up to the value of the Funds' assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities they have agreed to buy or sell ("transaction hedge"). The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund also may hedge some or all of their investments denominated in foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of their portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Funds also may enter into a forward currency contract with respect to a currency where the Funds are considering the purchase or sale of investments denominated in that currency but have not yet selected the specific investments ("anticipatory hedge").

     In any of these circumstances, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may enter alternatively into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if their Sub-Advisers believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedges minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on such Funds' foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Funds' currency exposure from one foreign currency to another removes the Funds' opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Funds if their Sub-Advisers' projections of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund than if they had not entered into such contracts.

     The Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to the currency underlying the forward contract or the currency being hedged. To the extent that the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund are not able to cover their forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of its commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered segregated assets will be equal to the amount of the Funds' commitments with respect to such contracts. As an alternative to segregating assets, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may buy call options permitting it to buy the amount of foreign currency being hedged by a forward sale contract or the Funds may buy put options permitting them to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts currently are not regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Select Emerging Markets Fund's, Select Capital Appreciation Fund's, Select International Equity Fund's, Select Growth Fund's and Select Income Fund's ability to utilize forward contracts may be restricted. In addition, the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select International Equity Fund, Select Growth Fund and Select Income Fund may not always be able to enter into forward contracts at attractive prices and may be limited in their ability to use these contracts to hedge portfolio assets.

SWAP AND SWAP-RELATED PRODUCTS

     The Select Capital Appreciation Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest; for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

     The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount on a daily basis of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions may in some instances involve the delivery of securities or other underlying assets to the Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rates swaps is limited to the net amount of the payments that the Fund is obligated contractually to make. If the other party to an interest rate swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS

     Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements therefore could continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on exchanges are within the jurisdiction of the SEC, as other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an exchange are cleared and guaranteed by the Office of the Comptroller of the Currency ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises or would result in undue burdens on the OCC or its clearing member, may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements from those in the United States and (v) low trading volume.

RESTRICTED SECURITIES

     Each Fund may invest up to 15% (10% for the Money Market Fund) of its net assets in restricted securities (and securities deemed to be illiquid) unless the Board of Trustees determines that such restricted securities are liquid.
The Board of Trustees has adopted guidelines and delegated to Allmerica Financial Investment Management Services, Inc. (the "Manager" or "AFIMS") the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be responsible ultimately for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Board will monitor carefully a Fund's investments in securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. Because market quotations are less readily available, judgment at times may play a greater role in valuing these securities than in the case of unrestricted securities.

INVESTMENTS IN MONEY MARKET SECURITIES

     Each Fund may hold at least a portion of its assets in cash equivalents or money market instruments. There is always the risk that the issuer of a money market instrument may be unable to make payment upon maturity.

     The Money Market Fund may hold uninvested cash reserves pending investment during temporary, defensive periods or if, in the opinion of the Sub-Adviser, suitable securities are not available for investment. Securities in which the Money Market Fund may invest may not earn as high a level of current income as long-term, lower quality securities which, however, generally have less liquidity, greater market risk and more fluctuation in market value.

HIGH YIELD SECURITIES

     Corporate debt securities purchased by the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund will be rated at the time of purchase B or better by Moody's or S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-Adviser to be of comparable quality under the guidelines established for the Funds. The Select Growth Fund and the Select Growth and Income Fund may not invest more than 15% of their assets, the Select Income Fund may not invest more than 25% of its assets and the Select Emerging Markets Fund and Select Capital Appreciation Fund may not invest more than 35% of their assets at the time of investment in securities rated below Baa by Moody's or BBB by S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-Adviser to be of comparable quality. Securities rated B by Moody's or S&P (or equivalently by another NRSRO) are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal and will generally involve more credit risk than securities in the higher rating categories.

     Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities, commonly known as "high yield" securities or "junk bonds," and of the asset value of the Select Emerging Markets Fund, Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund. Many issuers of high yield corporate debt securities are leveraged substantially at times, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress.

     The lack of a liquid secondary market in certain lower-rated securities may have an adverse impact on their market price and the ability of a Fund to dispose of particular issues when necessary to meet its liquidity needs or in response to a specific economic event such as a deterioration in the credit-worthiness of the issuer. In addition, a less liquid market may interfere with the ability of a Fund to value accurately high yield securities and, consequently, value a Fund's assets. Furthermore, adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. It is reasonable to expect any recession to disrupt severely the market for high yield fixed-income securities, have an adverse impact on the value of such securities and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon. The market prices of lower-rated securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes or individual developments specific to the issuer. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities.

     The Funds also may invest in unrated debt securities of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments generally is rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Sub-Adviser may treat such securities as unrated debt. Unrated debt securities and securities with different ratings from more than one agency will be included in the 15%, 25% and 35% limits of the Funds as stated above, unless such Fund's Sub-Adviser deems such securities to be the equivalent of investment grade securities.

ASSET-BACKED SECURITIES

     The Growth Fund, Select Growth and Income Fund, Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, frequently a pool of assets similar to one another. Assets generating such payments include instruments such as motor vehicle installment purchase obligations, credit card receivables and home equity loans. Payment of principal and interest may be guaranteed for certain amounts and time periods by a letter of credit issued by a financial institution unaffiliated with the issuer of the securities. The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market rates, although other economic and demographic factors will be involved. Under certain interest rate and prepayment rate scenarios, the Funds may fail to recoup fully their investment in asset-backed securities. A Fund will not invest more than 20% of its total assets in asset-backed securities.

MORTGAGE-BACKED SECURITIES

     The Select Income Fund, Investment Grade Income Fund and Government Bond Fund may invest in mortgage-backed securities which are debt obligations secured by real estate loans and pools of loans on single family homes, multi-family homes, mobile homes and, in some cases, commercial properties. The Funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency such as Ginnie Mae, Fannie Mae and Freddie Mac.

     Mortgage-backed securities are in most cases "pass-through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yields of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. Moreover, prepayment of mortgages that underlie securities purchased at a premium could result in losses.

     The Funds also may invest in multiple class securities issued by U.S. government agencies and instrumentalities such as Fannie Mae, Freddie Mac and Ginnie Mae, including guaranteed collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates, when consistent with the Funds' investment objective, policies and limitations. A CMO is a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payment on underlying collateral to different series or classes of obligations. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

     CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac and Ginnie Mae are types of multiple pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds currently do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates. The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

     Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are available otherwise.

     For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as "Gold PCs."

     Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes). This Ginnie Mae guarantee is backed by the full faith and credit of the United States.

     REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. There can be no assurance that the U.S. Government will continue to provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae in the future.

STRIPPED MORTGAGE-BACKED SECURITIES

     The Select Income Fund, Investment Grade Income Fund and Government Bond Fund may invest in stripped mortgage-backed securities ("SMBS"). SMBS are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In some cases, one class will receive all of the interest (the interest-only or "IO" class) while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayment on the related underlying mortgage assets), and a rapid rate of principal payments may have a material, adverse effect on a portfolio yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to recoup fully their initial investment in these securities even if the security is in one of the highest rating categories. Certain SMBS may be deemed "illiquid" and subject to the Funds' limitations on investment in illiquid securities. The market value of the PO class generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets generally are higher than prevailing market yields in other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be recouped fully. The Sub-Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain hedging techniques.

HEDGING TECHNIQUES AND INVESTMENT PRACTICES

The Select Emerging Markets Fund, Select Capital Appreciation Fund and Select International Equity Fund may employ certain strategies in order to manage exchange rate risks. For example, the Funds may hedge some or all of their investments denominated in a foreign currency against a decline in the value of that currency. The Funds may enter into contracts to sell that foreign currency for U.S. dollars (not exceeding the value of a Fund's assets denominated in or exposed to that currency) or by participating in options on futures contracts with respect to such currency ("position hedge"). The Funds also could hedge that position by selling a second currency that is expected to perform similarly to the currency in which portfolio investments are denominated for U.S. dollars ("proxy hedge"). The Funds also may enter into a forward contract to sell the currency in which the security is denominated for a second currency that is expected to perform better relative to the U.S. dollar if their Sub-Adviser believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge"). As an operational policy, the Funds will not commit more than 10% of their assets to the consummation of cross-hedge contracts and either will cover currency hedging transactions with liquid portfolio securities denominated in or whose value is tied to the applicable currency or segregate liquid assets in the amount of such commitments. In addition, when the Funds anticipate repurchasing securities denominated in a particular currency, the Funds may enter into a forward contract to purchase such currency in exchange for the dollar or another currency ("anticipatory hedge").

     These strategies minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, such strategies may reduce or eliminate the opportunity to profit from increases in the value of the original currency and may have an adverse impact on a Fund's performance if its Sub-Adviser's projection of future exchange rates is inaccurate.

STAND-BY COMMITMENTS

     The Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into Stand-by Commitments. Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified securities at a specified price. Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments.

     Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities which are acquired subject to the commitment.

     Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

     The Fund will enter into stand-by commitments only with banks and broker-dealers which present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

     The Fund will acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining the Fund's net asset value.

PORTFOLIO TURNOVER

     The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio securities by the Fund for a given year by the monthly average of the value of the Fund's portfolios securities for that year. The purchase or sale of all securities whose maturities or expiration dates at the time of acquisition are less than 12 months and of money market funds of amounts too small to invest in short-term obligations are not included in the portfolio turnover rate.

     A higher portfolio turnover rate may involve corresponding greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. Following are explanations of any significant variations in the Funds' portfolio turnover rates over the two most recently completed fiscal years or any anticipated variation in the portfolio turnover rate.

FUND                                    DECEMBER 31, 1997     DECEMBER 31, 1998
----                                    -----------------     -----------------
Select Emerging Markets Fund                 N/A                     62%
Select Aggressive Growth Fund                95%                     99%
Select Capital Appreciation Fund            133%                    147%
Select Value Opportunity Fund               110%                     81%
Select International Equity Fund             20%                     27%
Select Growth Fund                           75%                     86%
Select Strategic Growth Fund                 N/A                     24%

FUND                                     DECEMBER 31, 1997   DECEMBER 31, 1998
----                                     -----------------   -----------------
Growth Fund                                     79%                108%
Equity Index Fund                                9%                 17%
Select Growth and Income Fund                   71%                112%
Select Income Fund                              79%                130%
Investment Grade Income Fund*                   48%                158%
Government Bond Fund                            56%                 61%
Money Market Fund                               N/A                 N/A

* The portfolio turnover rate was greater in fiscal year 1998 due to the larger number of mortgage rolls held by the Fund during that period.

                            MANAGEMENT OF THE TRUST

   The Trust is managed by a Board of Trustees. The Trustees have overall responsibility for implementation of the investment policies and operations of the Funds of the Trust. The Board of Trustees of the Trust holds regular quarterly meetings and at other times on an as needed basis. The affairs of the Trust are conducted in accordance with the Bylaws adopted by the Trustees and the applicable laws of the Commonwealth of Massachusetts, the state in which the Trust is organized.

                                    POSITIONS HELD               PRESENT POSITION AND  PRINCIPAL
NAME, ADDRESS AND AGE             WITH THE TRUST/(1)/          OCCUPATIONS DURING THE PAST 5 YEARS
---------------------             ------------------           -----------------------------------
P. Kevin Condron (53)             Trustee                      President and Chief Executive Officer,
The Granite Group                                              The Granite  Group (plumbing supplies), 1998
12 E. Worcester Street                                         - present; President, Central Supply Co., 1983 -
Worcester, Massachusetts                                       1997; Director, Peoples Heritage Financial Group;
                                                               Director, Family Bank

**Cynthia A. Hargadon (44)        Trustee                      Director of Investments, National Automobile
1880 Virginia Avenue                                           Dealers Association (retirement trust), 1998 -
McLean, Virginia                                               present, and Senior Consultant, Johnson Custom
                                                               Strategies (investment services firm), 1996 - present;
                                                               Senior Vice President and Chief Investment Officer,
                                                               ICMA Retirement Corporation (investment adviser),
                                                               1987 - 1996

Gordon Holmes (61)                Trustee                      Lecturer at Bentley College, 1998 - present;
75 Clarendon Street                                            Lecturer and Executive in Residence, Boston
Boston, Massachusetts                                          University, 1997 - 1998; Certified Public
                                                               Accountant; Retired Partner, Tofias, Fleishman
                                                               Shapiro & Co., P.C. (Accountants) 1976-1996

*John P. Kavanaugh (44)           Trustee and                  President Allmerica Asset Management,
440 Lincoln Street                Vice President,              Inc. since 1995; Vice President, Director, Chief
Worcester, Massachusetts                                       Investment Officer, First Allmerica and
                                                               Allmerica Financial Life Insurance and Annuity
                                                               Company ("Allmerica Financial Life")

**Bruce E. Langton (67)           Trustee                      Trustee, Bankers Trust (institutional mutual funds);
99 Jordan Lane                                                 Member, Investment Committee, TWA Pilots Trust
Stamford, Connecticut                                          Annuity Plan; Member, Investment Committee,
                                                               Unilever United States -Pension & Thrift plans

                                    POSITIONS HELD               PRESENT POSITION AND  PRINCIPAL
NAME, ADDRESS AND AGE             WITH THE TRUST/(1)/          OCCUPATIONS DURING THE PAST 5 YEARS
---------------------             ------------------           -----------------------------------
*John F. O'Brien (56)             Trustee and                  President, Chief Executive Officer and Director, First
440 Lincoln Street                Chairman of the Board,       Allmerica; Director and Chairman of the Board,
                                                               Allmerica Financial Life; Director, Allemerica
                                                               Investments, Inc.; Director, ABIOMED, Inc.
                                                               (medical devices); Director, Cabot Corporation
                                                               (special chemicals), Director, TJX Corporation,
                                                               Inc. (retail)

Attiat F. Ott (63)                Trustee                      Professor of Economics and Director of the
262 Salisbury Street                                           Institute for Economic Studies, Clark University
Worcester, Massachusetts

**Richard M. Reilly (60)          Trustee                      President, Allmerica Financial Life since
440 Lincoln Street                and Vice President           1995; Vice President, First Allmerica; President,
Worcester, Massachusetts                                       AFIMS; Director, Allmerica Investments, Inc.

**Ranne P. Warner (54)            Trustee                      President, Centros Properties, USA (real estate);
Centros Properties USA, Inc.                                   Owner, Ranne P. Warner and Company;
176 Federal Street, 6/th/ Floor                                Director, Wainwright Bank & Trust Co.
Boston, Massachusetts 02110                                    (commercial bank); Trustee, Ericksen Trust
                                                               (real estate)

David J. Mueller (46)             Vice President and Treasurer Vice President, First Allmerica since 1996;
440 Lincoln Street                                             Assistant Vice President, First Allmerica, 1995 -
Worcester, Massachusetts                                       1996; Business Analyst, First Allmerica, 1993 -
                                                               1995; Manager, Coopers & Lybrand, 1987 - 1993.

George Boyd (54)                  Secretary                    Counsel, First Allmerica since January 1997;
440 Lincoln Street                                             Director, Mutual Fund Administration - Legal
Worcester, Massachusetts                                       and Regulatory, Investors Bank & Trust Company,
                                                               1995 - 1996; Vice President and Counsel, 440
                                                               Financial Group and First Data Investor Services
                                                               Group, 1992 - 1995.

(1) The individuals listed hold the same position with Allmerica Securities Trust, a closed-end management investment company which is a part of the Trust complex that includes the Trust.

* Indicates the Trustees who are "interested persons" of the Trust as defined in the 1940 Act.

** Indicates members of the Trust's Investment Operations Committee, which reviews the performance of each Fund and recommends to the Board of Trustees the selection and retention of Sub-Advisers.

     The Trustees who are not directors, officers, or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trust.

     Listed below is the compensation paid to each Trustee by the Trust and by all fourteen funds in the complex for the fiscal year ended December 31, 1998. The Fund currently does not provide any pension or retirement benefits for its Trustees or officers.

                              COMPENSATION TABLE

                                         AGGREGATE       TOTAL COMPENSATION
                                       COMPENSATION      FROM TRUST COMPLEX
      *NAME OF PERSON AND POSITION      FROM TRUST       PAID TO TRUSTEES*
     ---------------------------------------------------------------------
      P. Kevin Condron**                 $12,155.69          $12,423.00
      Cynthia Hargadon                   $20,516.09          $21,000.00
      Gordon Holmes                      $21,500.74          $22,000.00
      Bruce E. Langton                   $23,447.39          $24,000.00
      Attiat F. Ott                      $21,503.68          $22,000.00
      Ranne P. Warner                    $24,424.25          $25,000.00
      John P. Kavanaugh                           0                   0
      John F. O'Brien                             0                   0
      Richard M. Reilly                           0                   0

     *    Includes one other investment company.

     **   Mr. Condron was appointed Trustee on May 12, 1998.


              CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES

     The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated October 11, 1984 (the "Trust Declaration"). AFIMS is the Manager of the Trust. The shares of each of the Funds of the Trust may be purchased only by Separate Accounts established by First Allmerica or Allmerica Financial Life for the purpose of funding variable annuity contracts and variable life insurance policies. The Trust has obtained an exemptive order from the Securities and Exchange Commission to permit Fund shares to be sold to variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated life insurance companies and certain qualified pension and retirement plans. The Separate Accounts of First Allmerica or its affiliates are the shareholders of the Trust. As of February 15, 1999, Allmerica Financial Life, owned both of record and beneficially in excess of 99% of the shares of the Select Emerging Markets Fund and in excess of 99% of the shares of the Select Strategic Growth Fund. A shareholder that owns more than 25% of the shares of a Fund is deemed to be a controlling person of such Fund. As of February 15, 1999, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of any Fund. AFIMS, First Allmerica and Allmerica Financial Life are indirect wholly-owned subsidiaries of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies, the largest of which is First Allmerica. The address of AFIMS, First Allmerica, Allmerica Financial Life and AFC is 440 Lincoln Street, Worcester, MA 01653. AFIMS and First Allmerica were organized in Massachusetts and Allmerica Financial Life was organized in Delaware. AFIMS also serves as investment manager of The Fulcrum Trust, another open-end investment management company.


                   INVESTMENT MANAGEMENT AND OTHER SERVICES

     The overall responsibility for the supervision of the affairs of the Trust vests in the Board of Trustees of the Trust which meets on a quarterly basis. AFIMS serves as investment manager of the Trust pursuant to a management agreement between the Trust and the Manager (the "Management Agreement"). The Manager is responsible for the management of the Trust's day-to-day business affairs and has general responsibility for the management of the investments of the Funds. The Manager has entered into sub-adviser agreements with different investment advisory firms (the "Sub-Advisers") to manage each of the Funds, at its expense, subject to the requirements of the 1940 Act, as amended. Each Sub-Adviser, which has been selected on the basis of various factors including management experience, investment techniques, and staffing, is authorized to engage in portfolio transactions on behalf of the applicable Fund subject to such general or specific instructions as may be given by the Trustees and/or the Manager.

  The Sub-Advisers have been selected by the Manager and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm. BARRA RogersCasey is wholly controlled by BARRA, Inc. The cost of such consultation is borne by the Manager.

  BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1,000 investment advisers. As a consultant, BARRA RogersCasey has no decision-making authority with respect to the Funds, and is not responsible for advice provided by the Manager or the Sub-Advisers. From time to time, specific clients of BARRA RogersCasey and the Sub-Advisers will be named in sales materials.

  The following is information relating to control and affiliations of the Manager and certain Sub-Advisers of the Trust.

  AFIMS, First Allmerica and Allmerica Financial Life are indirect wholly-owned subsidiaries of Allmerica Financial Corporation ("AFC"), a publicly-traded Delaware holding company for a group of affiliated companies, the largest of which is First Allmerica. First Allmerica and Allmerica Financial Life have established Separate Accounts for the purpose of funding variable annuity contracts and variable life insurance policies. The shares of each of the Funds of the Trust may be purchased only through these Separate Accounts.

  Schroder Capital Management International Inc. ("SCMI"), Sub-Adviser to the Select Emerging Markets Fund, is a wholly-owned U.S. subsidiary of Schroders U.S. Holdings, Inc., the indirect wholly-owned U.S. subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates engage in international merchant banking and investment management business, and as of December 31, 1998, had assets under management of approximately $27.1 billion.

  Nicholas-Applegate Capital Management, L.P. ("NACM") was founded in 1984 and serves as Sub-Adviser to the Select Aggressive Growth Fund.

  T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as Sub-Adviser to the Select Capital Appreciation Fund. T. Rowe Price International Series, Inc., an investment company managed by a T. Rowe Price affiliate, is currently used as an investment vehicle for certain insurance products sponsored by First Allmerica and Allmerica Financial Life.

  Cramer Rosenthal McGlynn, LLC ("CRM"), Sub-Adviser to the Select Value Opportunity Fund, is owned by its active investment professionals, Cramer Rosenthal McGlynn, Inc., ("Cramer Rosenthal") and WT Investments, Inc. ("WTI") an indirect, wholly-owned subsidiary of Wilmington Trust Corporation ("WTC"). Founded in 1973, Cramer Rosenthal provides investment advice to individuals, state and local government agencies, pension and profit sharing plans, trusts, estates, endowments and other organizations. WTC is a bank and holding company and has operations in Delaware, Pennsylvania, Florida, Maryland and New York. Through its subsidiaries, WTC engages in residential, commercial and construction lending, deposit taking, insurance, travel, investment advisory and broker-dealer services and mutual fund administration. As of December 31, 1998, WTC, together with its subsidiaries, had $6 billion in assets. Wilmington Trust Company, the largest subsidiary of WTC, is among the nation's largest personal trust companies and holds approximately $116 billion in fiduciary capacity. On January 2, 1998, WTI acquired an 18.72% fully diluted interest in CRM.

  Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), Sub-Adviser to the Select International Equity Fund, is a wholly-owned subsidiary of Bank of Ireland. Bank of Ireland provides investment management services through a network of affiliated companies, including BIAM which represents North American clients.

  Putnam Investment Management, Inc., ("Putnam") Sub-Adviser to the Select Growth Fund, is a wholly-owned subsidiary of Putnam Investments, Inc., a holding company which, other than a minority interest owned by employees, is in turn wholly-owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

  Cambiar Investors, Inc. ("Cambiar"), Sub-Adviser to the Select Strategic Growth Fund, is a registered investment adviser that began operations in 1973 and became a wholly-owned subsidiary of United Asset Management Corporation in 1990 which provides diverse investment management services to institutions and high net worth individuals and retail investors.

  Miller Anderson & Sherrerd, LLP ("MAS"), Sub-Adviser to the Growth Fund, is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co. ("MSDW"), and is a division of Morgan Stanley Dean Witter Investment Management. MAS is the adviser of the MAS Funds, a registered investment company offering investment alternatives to institutional clients with a minimum initial investment of $1 million. MAS also manages certain assets for First Allmerica and its affiliates. MSDW is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services.

  AAM serves as Sub-Adviser to the Equity Index Fund as well as the Investment Grade Income Fund, Government Bond Fund and Money Market Fund, other series of the Trust. AAM is an indirect, wholly-owned subsidiary of AFC. AAM serves as investment adviser to First Allmerica's General Account and to a number of affiliated insurance companies and other affiliated accounts, and as Adviser to Allmerica Securities Trust, a diversified, closed-end management investment company. AFC is a publicly-traded Delaware holding company for a group of affiliated companies.

  J.P. Morgan Investment Management Inc. ("J.P. Morgan") Sub-Adviser to the Select Growth and Income Fund, is a wholly-owned asset management subsidiary of J.P. Morgan & Co. Incorporated, which was founded in 1861, and serves as an investment adviser for employee benefit plans and other institutional assets, as well as mutual funds and variable annuities. J.P. Morgan & Co. Incorporated is a bank holding company and a global financial services firm, providing specialized advice and services for governments, business and individuals.

  Standish, Ayer & Wood, Inc. ("SAW"), Sub-Adviser to the Select Income Fund, also serves as investment adviser to an institutional account sponsored by an AFC affiliate. Through its affiliate, Standish International Investment Management Company, L.P. SAW offers international investment services. SAW is an independent investment counseling firm owned by its twenty-four directors who are active with the firm.

  The following is a list of persons who are affiliated persons of the Trust and affiliated persons of the Manager and/or any Sub-Adviser and the capacities in which the person is affiliated.

                                     POSITION(S) HELD                   POSITION(S) HELD WITH THE MANAGER
       NAME                           WITH THE TRUST                       OR SUB-ADVISER OF THE TRUST
       ----                           --------------                       ---------------------------
   Stephen W. Bright                 Vice President                     Vice President, AAM; Vice President,
                                                                        AFIMS

   Lisa M. Coleman                   Vice President                     Vice President, AAM

   David J. Mueller                  Vice President and Treasurer       Vice President, AFIMS
                                     (Principal Accounting Officer)

   John C. Donohue                   Vice President                     Vice President, AAM

   John P. Kavanaugh                 Vice President                     President, AAM; Vice President,
                                                                        AFIMS

   Richard J. Litchfield             Vice President                     Vice President, AAM

   John F. O'Brien                   Chairman of the Board              Chairman and Director, AFIMS;
                                                                        Director, AAM

   Richard M. Reilly                 President                          Director and President, AFIMS

  First Allmerica, Allmerica Financial Life, AFIMS and AAM are direct or indirect, wholly-owned subsidiaries of AFC. The Trust serves as an investment vehicle for the Separate Accounts established by First Allmerica and Allmerica Financial Life.

  Under its Management Agreement with the Trust, the Manager is obligated to perform certain administrative and management services for the Trust; furnishes to the Trust all necessary office space, facilities, and equipment; and pays the compensation, if any, of officers and Trustees who are affiliated with the Manager. Other than the expenses specifically assumed by the Manager under the Management Agreement, all expenses incurred in the operation of the Trust are borne by the Trust, including fees and expenses associated with the registration and qualification of the Trust's shares under the Securities Act of 1933 (the "1933 Act"); other fees payable to the SEC; independent accountant, legal and custodian fees; association membership dues; taxes; interest; insurance premiums; brokerage commissions; fees and expenses of the Trustees who are not affiliated with the Manager; expenses for proxies, prospectuses and reports to shareholders; Fund recordkeeping expenses and other expenses.

  For the services provided to the Funds, the Manager receives fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below.

                  SELECT         SELECT     SELECT CAPITAL    SELECT VALUE       SELECT         SELECT
                 EMERGING      AGGRESSIVE    APPRECIATION     OPPORTUNITY    INTERNATIONAL      GROWTH
               MARKETS FUND   GROWTH FUND        FUND             FUND        EQUITY FUND        FUND
               ------------   -----------   --------------    ------------   -------------       ----
Manager Fee        1.35%*         (1)            (1)               (2)            (1)             (2)

                SELECT
               STRATEGIC                    EQUITY           SELECT GROWTH   SELECT          INVESTMENT
                GROWTH        GROWTH        INDEX             AND INCOME     INCOME             GRADE
                 FUND          FUND          FUND                FUND         FUND           INCOME FUND
                 ----          ----          ----                ----         ----           -----------
Manager Fee      0.85%         (1)           (3)                  (1)         (4)                (4)

               GOVERNMENT      MONEY
                  BOND        MARKET
                  FUND         FUND
                  ----         ----
Manager Fee      0.50%          (3)

______________________

*The Manager voluntarily has agreed until further notice to waive its management fee in the event that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver will be limited to the net amount of management fees earned by the Manager from the Fund after subtracting the fees paid by the Manager to SCMI for sub-advisory services.


(1) The Manager's fees for the Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select International Equity Fund, Growth Fund and Select Growth and Income Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                                        SELECT                    SELECT GROWTH
                             SELECT AGGRESSIVE    SELECT CAPITAL    INTERNATIONAL                   AND INCOME
   ASSETS                       GROWTH FUND     APPRECIATION FUND    EQUITY FUND    GROWTH FUND        FUND
   ------                       -----------     -----------------    -----------    -----------        ----
   First $100 Million..            1.00%               1.00%            1.00%           0.60%          0.75%
   Next $150 Million...            0.90%               0.90%            0.90%           0.60%          0.70%
   Next $250 Million...            0.85%               0.85%            0.85%           0.40%          0.65%
   Over $500 Million...            0.85%               0.85%            0.85%           0.35%          0.65%

(2) The Manager's fees for the Select Value Opportunity Fund and Select Growth Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                              SELECT VALUE
                                               OPPORTUNITY   SELECT GROWTH
            ASSETS                                FUND            FUND
            ------                                ----            ----
            First $100 Million...............     1.00%           0.85%
            Next $150 Million................     0.85%           0.85%
            Next $250 Million................     0.80%           0.80%
            Next $250 Million................     0.75%           0.75%
            Over $750 Million................     0.70%           0.70%

    The Manager voluntarily has agreed to limit its management fees to an annual rate of 0.90% of average daily net assets of the Select Value Opportunity Fund until further notice.

(3) The Manager's fees for the Equity Index Fund and Money Market Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                           EQUITY    MONEY
                                                            INDEX   MARKET
            ASSETS                                          FUND     FUND
            ------                                          ----     ----
            First $50 Million.............................  0.35%    0.35%
            Next $200 Million.............................  0.30%    0.25%
            Over $250 Million.............................  0.25%    0.20%

(4) The Manager's fees for the Select Income Fund and Investment Grade Income Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                        SELECT    INVESTMENT
                                                        INCOME      GRADE
            ASSETS                                       FUND    INCOME FUND
            -------                                      ----    -----------
            First $50 Million.........................   0.60%      0.50%
            Next $50 Million..........................   0.55%      0.45%
            Over $100 Million.........................   0.45%      0.40%

    The Manager is responsible for the payment of all fees to the Sub-Advisers. The Manager pays each Sub-Adviser fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below. In certain Funds, Sub-Adviser fees vary according to the level of assets in such Funds, which will reduce the fees paid by the Manager as Fund assets grow but will not reduce the operating expenses of such Funds.

                      SELECT         SELECT     SELECT CAPITAL    SELECT VALUE       SELECT         SELECT
                     EMERGING      AGGRESSIVE    APPRECIATION     OPPORTUNITY    INTERNATIONAL      GROWTH
                   MARKETS FUND   GROWTH FUND        FUND             FUND        EQUITY FUND        FUND
                   -------------  -----------        ----             ----        -----------        ----
Sub-Adviser Fee         (5)           (6)            0.50%             (7)             (8)            (9)

                      SELECT
                     STRATEGIC                  EQUITY           SELECT GROWTH   SELECT           INVESTMENT
                      GROWTH      GROWTH         INDEX             AND INCOME    INCOME          GRADE INCOME
                       FUND        FUND          FUND                 FUND        FUND               FUND
                       ----        ----          ----                 ----        ----               ----
Sub-Adviser Fee         (9)        (10)          0.10%                (11)        0.20%              0.20%

                      GOVERNMENT         MONEY
                        BOND            MARKET
                        FUND             FUND
                        ----             ----
Sub-Adviser Fee         0.20%           0.10%

(5) For its services, SCMI will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Emerging Markets Fund, under the following schedule:

            ASSETS                                    RATE
            ------                                    ----
            First $50 Million..................       1.00%
            Next $50 Million...................       0.85%
            Next $150 Million..................       0.75%
            Over $250 Million..................       0.60%

(6) For its services, NACM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Aggressive Growth Fund, under the following schedule:

            ASSETS                                    RATE
            ------                                    ----
            First $100 Million.....................   0.60%
            Next $150 Million......................   0.55%
            Next $250 Million......................   0.50%
            Over $500 Million......................   0.45%

(7) For its services, CRM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Value Opportunity Fund, under the following schedule:

            ASSETS                                    RATE
            ------                                    ----
            First $100 Million....................    0.60%
            Next $150 Million.....................    0.50%
            Next $250 Million.....................    0.40%
            Next $250 Million.....................    0.375%
            Over $750 Million.....................    0.35%

(8) For its services, BIAM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select International Equity Fund, under the following schedule:

            ASSETS                                    RATE
            ------                                    ----
            First $50 Million.......................  0.45%
            Next $50 Million........................  0.40%
            Over $100 Million.......................  0.30%

(9) For their services, Putnam and Cambiar will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth Fund and Select Strategic Growth Fund, respectively, under the following schedule:

            ASSETS                                     RATE
            ------                                     ----
            First $50 Million........................  0.50%
            Next $100 Million........................  0.45%
            Next $100 Million........................  0.35%
            Next $100 Million........................  0.30%
            Over $350 Million........................  0.25%

(10) For its services, MAS will receive a fee based on the aggregate assets of the Growth Fund and certain other accounts of the Manager and its affiliates which are managed by MAS, under the following schedule:

            ASSETS                                        RATE
            ------                                        ----
            First $50 Million...........................  0.50%
            Next $50 Million............................  0.375%
            Next $400 Million...........................  0.25%
            Next $350 Million...........................  0.20%
            Over $850 Million...........................  0.15%

(11) For its services, J.P. Morgan will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth and Income Fund, under the following schedule:

            ASSETS                                        RATE
            ------                                        ----
            First $500 Million.........................   0.30%
            Next $500 Million..........................   0.25%
            Over $1 Billion............................   0.20%

  The total gross fees (before reimbursement) paid to the Manager under the Management Agreement for each of the last three fiscal years ended December 31, 1998 were as follows:

                                     FISCAL YEAR 1998       FISCAL YEAR 1997      FISCAL YEAR 1996
                                     ----------------       ----------------      ----------------
 Select Emerging Markets Fund*          $  225,711                 N/A                   N/A
 Select Aggressive Growth Fund          $5,977,909             $4,850,649            $3,302,349
 Select Capital Appreciation Fund       $2,417,031             $1,813,444            $  902,600
 Select Value Opportunity Fund          $2,138,839             $1,433,016            $  726,992
 Select International Equity Fund       $4,117,316             $3,258,876            $1,701,942
 Select Growth Fund                     $5,112,118             $2,959,723            $1,508,861
 Select Strategic Growth Fund*          $   68,645                 N/A                   N/A
 Growth Fund                            $3,519,665             $2,840,683            $2,163,374
 Equity Index Fund                      $1,087,069             $  705,708            $  375,619
 Select Growth and Income Fund          $3,790,917             $2,807,177            $1,778,832
 Select Income Fund                     $  721,336             $  524,021            $  398,522
 Investment Grade Income Fund           $  933,311             $  710,821            $  596,308
 Government Bond Fund                   $  338,796             $  244,355            $  235,359
 Money Market Fund                      $  731,259             $  647,964            $  510,258

* The Select Emerging Markets Fund and Select Strategic Growth Fund began operations on February 20, 1998.

   The total gross fees paid to each Sub-Adviser under the respective Sub-Adviser Agreement for each of the last three fiscal years ended December 31, 1998 were as follows:

                                                                                          PAYMENTS MADE AS OF DECEMBER 31,
                                                                                ----------------------------------------------------
FUND/SUB-ADVISER                                                                FISCAL YEAR 1998  FISCAL YEAR 1997  FISCAL YEAR 1996
----------------                                                                ----------------  ----------------  ----------------
Select Emerging Markets Fund*
  Schroder Capital Management International Inc.                                    $  167,193           N/A               N/A
  ("SCMI")

Select Aggressive Growth Fund
  Nicholas-Applegate Capital Management, L.P.                                       $3,470,632        $2,885,239        $1,986,838


Select Capital Appreciation Fund**
  T. Rowe Price Associates, Inc. ("T. Rowe")                                        $1,332,970        $1,070,021        $  538,873

                                                                                          PAYMENTS MADE AS OF DECEMBER 31,
                                                                                ----------------------------------------------------
FUND/SUB-ADVISER                                                                FISCAL YEAR 1998  FISCAL YEAR 1997  FISCAL YEAR 1996
----------------                                                                ----------------  ----------------  ----------------
Select Value Opportunity Fund
  Cramer Rosenthal McGlynn, LLC ("CRM")***                                          $1,269,130        $  851,815        $  428,814

Select International Equity Fund
  Bank of Ireland Asset Management (U.S.) Limited                                   $1,498,759        $1,137,825        $  665,639

Select Growth Fund
  Putnam Investment Management, Inc. ("Putnam")****                                 $2,030,082        $1,328,717        $  804,820

Select Strategic Growth Fund*
  (Cambiar Investors, Inc.)                                                         $   40,380           N/A                N/A

Growth Fund
  Miller Anderson & Sherrerd ("MAS")*****                                           $2,979,910        $2,669,867        $2,330,558

Select Growth and Income Fund
  John A. Levin & Co., Inc. ("JAL")                                                 $1,668,885        $1,159,260        $  684,181

Select Income Fund
  Standish, Ayer & Wood Inc.                                                        $  265,038        $  177,505        $  133,205

Allmerica Asset Management, Inc.
  Equity Index Fund, Investment Grade Income Fund,
  Government Bond Fund and Money Market Fund                                        $1,218,085        $  911,548        $  694,940

* The Select Emerging Markets Fund and Select Strategic Growth Fund began operations on February 20, 1998.

** The Select Capital Appreciation Fund began business operations on April 28, 1995. JCC was replaced by T. Rowe as Sub-Adviser for the Select Capital Appreciation Fund on April 1, 1998. The total dollar amount paid to JCC for the period January 1, 1998 through March 31, 1998 was $345,171. The total dollar amount paid to T. Rowe for the period April 1, 1998 through December 31, 1998 was $987,799.

*** David L. Babson & Co., Inc. was replaced by Cramer Rosenthal McGlynn, LLC as Sub-Adviser for the Select Value Opportunity Fund on January 1, 1997.

**** Provident Investment Counsel was replaced by Putnam as Sub-Adviser for the Select Growth Fund on July 1, 1996. The total dollar amount paid to Provident for the period January 1, 1996 through June 30, 1996 was $372,442. The total dollar amount paid to Putnam for the period July 1, 1996 through December 31, 1996 was $432,378.

***** Includes payments to MAS for advisory services provided to certain other accounts of First Allmerica.

****** JAL was replaced by J.P. Morgan Investment Management Inc. as Sub-Adviser of the Select Growth and Income Fund on April 1, 1999.

The following table shows voluntary expense limitations which the Manager has declared for each Fund and the operating expenses incurred for the fiscal year ended December 31, 1998 for each Fund:

                                                       PERCENTAGE OF AVERAGE DAILY ASSETS
                                                       ----------------------------------
                                                    VOLUNTARY EXPENSE               OPERATING
     FUND                                              LIMITATIONS                  EXPENSES+
     ----                                              -----------                  ---------
     Select Emerging Markets Fund                           **                        2.19%*
     Select Aggressive Growth Fund                        1.35%                       0.99%
     Select Capital Appreciation Fund                     1.35%                       1.13%

     Select Value Opportunity Fund               1.25%             0.94%
     Select International Equity Fund            1.50%             1.01%
     Select Growth Fund                          1.20%             0.85%
     Select Strategic Growth Fund                1.20%             1.14%*
     Growth Fund                                 1.20%             0.46%
     Equity Index Fund                           0.60%             0.36%

                                                 PERCENTAGE OF AVERAGE DAILY ASSETS
                                                 ----------------------------------
                                             VOLUNTARY EXPENSE               OPERATING
      FUND                                   LIMITATIONS                     EXPENSES+
      ----                                   -----------                     --------
      Select Growth and Income Fund              1.10%                         0.70%
      Select Income Fund                         1.00%                         0.64%
      Investment Grade Income Fund               1.00%                         0.52%
      Government Bond Fund                       1.00%                         0.64%
      Money Market Fund                          0.60%                         0.32%

------------------------------------------------------------------------------
  +Including reductions   such as directed brokerage credits. See "Brokerage
Allocation - Directed Brokerage Program" in the SAI.

  *  Annualized

* * The Manager has agreed until further notice to waive voluntarily its management fee in the event that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver will be limited to the net amount of management fees earned by the Manager from the Fund after subtracting fees paid by the Manager to SCMI for sub-advisory services.

     The Manager will voluntarily reimburse its fees and any expenses above the expense limitations. The expense limitations are voluntary and may be removed at any time after a Fund's first fiscal year of operations with notice to existing shareholders. The Manager reserves the right to recover from a Fund any fees, within a current fiscal year period, which were reimbursed in that same year to the extent that total annual expenses did not exceed the applicable expense limitation. The expenses which are subject to the voluntary expense limitations include management fees, independent accountant, legal and custodian fees; recordkeeping expenses; fees and expenses of Trustees who are not affiliated with the Manager; association membership dues, insurance; expenses for proxies, prospectuses and reports to shareholders and fees associated with the registration of Fund shares. Non-recurring and extraordinary expenses generally are excluded in the determination of expense ratios of the Funds for purposes of determining any applicable expense waiver or reimbursement. Quotations of yield or total return for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect.

     Each of the Management Agreement and sub-advisory agreements provides that it may be terminated as to any Fund at any time by a vote of a majority in interest of the shareholders of such Fund, by the Trustees or by the investment adviser to such Fund without payment of any penalty on not more than 60 days' written notice; provided, however, that the agreement will terminate automatically in the event of its assignment. Each of the agreements will continue in effect as to any Fund for a period of no more than two years from the date of its executor only so long as such continuance is approved specifically at least annually by the Trustees or by vote of a majority in interest of the shareholders of such Fund. In either event, such continuance also must be approved by vote of a majority of the Trustees who are not parties to the agreement or interested persons of the Trust, the Manager or any sub-adviser, cast in person at a meeting called for the purpose of voting such approval. The Trust and Manager have obtained an order of exemption from the SEC that would permit the Manager to enter into and materially amend sub-advisory agreements with non-affiliated Sub-Advisers without obtaining shareholder approval. Under such agreements, any liability of either the Manager or a sub-adviser is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     As printed in Nelson's Directory of Plan Sponsors - 1998, following is a listing of Schroder Capital Management International Inc.'s current representative clients in emerging markets investments:

     - Georgia-Pacific                  - New York City Retirement Systems
     - Idaho P.E.R.S.                   - NYS Teachers' Retirement Systems
     - Intermountain Health Care        - Orange County Retirement System
     - ISPAT Inland Inc.                - Utah State Retirement System
     - L.A. City Employees Retirement   - Virginia Retirement Systems
     - Louisiana State E.R.S.           - Washington State Investment Board
     - Merck & Co.

  A listing of Nicholas-Applegate Capital Management, L.P.'s current representative clients is as follows:

     - Champion International Corp.     - Southwestern Bell Corporation
     - Eastman Kodak                    - San Francisco City and County
     - Johnson & Johnson                - Unisys Corporation
     - Screen Actors Guild-Producers    - University of Notre Dame
     - Pension and Health Plan          - University of Southern California

  A listing of T. Rowe Price Associates, Inc.'s current representative clients is as follows:

     - Allegheny Power System           - New England Electric System
     - Aloha Airlines                   - New York Power Authority
     - Baltimore Gas & Electric         - The Pittston Company
       Company (BGE)
     - The Black & Decker Corporation   - Rochester Gas and Electric Corporation
     - Blue Cross/Blue Shield of        - Sanyo North American Corporation
       Maryland
     - Crown Central Petroleum          - Shoprite Supermarkets, Inc.
       Corporation
     - Continental Airlines             - The Standard Register Company
     - Crawford & Company               - State of Florida
     - Data General Corporation         - State of Illinois
     - Electro Scientific Industries    - State of Oklahoma
     - Federal Deposit Insurance        - Tri-City Medical Center
       Corporation
     - Hyatt Corporation                - United States Fire Insurance Company
     - Loews Corporation                - Warner-Lambert Company
     - Milliken & Company               - Winn-Dixie Stores

  A listing of Cramer Rosenthal McGlynn, LLC's current representative clients is as follows:

     - The Carnegie Institute           - National Basketball Association
                                          Players Pension Plan
     - Central States Teamsters         - New Mexico State Investment Council
     - The UCLA Foundation              - Niagara Mohawk Power Corp.
     - College of Holy Cross            - University of Cincinnati
     - Indiana University Foundation    - University of Illinois Foundation
     - Maine State Retirement

  A listing of Bank of Ireland Asset Management (U.S.) Limited's current representative clients is as follows:

     - CALSTRS                          - Pfizer Retirement Annuity Plan
     - City of Dallas Employees'        - Maryland State Retirement System
       Retirement Fund
     - Loyola Marymount University      - Screen Actors Guild -Producers
       Endowment Fund                     Pension Plan
     - LTV Steel Corporation Pension
       Fund                             - Tuft's University Endowment Fund
     - Major League Baseball Players    - Worcester County Retirement System
       Benefit Plan

  A listing of Putnam Advisory Company, Inc.'s ("PAC")* current representative clients is as follows:

     - Betz Dearborn Inc.               - New York Philharmonic Orchestra
     - California Public Employees'     - Parker-Hannifin Corporation
       Retirement System                - The Nemours Foundation
     - Kemper Insurance                 - The Robert Wood Johnson Foundation
     - Los Angeles County Employees'    - United Furniture Workers, AFL-CIO
       Retirement Association           - U.S. Chamber of Commerce
     - Matsushita Electric Corporation
       of America

  *(PAC is the institutional affiliate of Putnam Investment Management, Inc.)

  A listing of Cambiar Investors, Inc.'s current representative clients is as follows:

     - American Hospital Association    - Regent University
     - AvMed Health Plan                - Schurz Communication Retirement Plan
     - Boeing Company                   - Sheet Metal Workers Local #20
     - City Public Service of San       - Taos Ski Valley Inc.
       Antonio
     - El Paso Community Foundation     - Turlock Irrigation District Retirement
                                          Plan
     - Frank Russell Trust Company      - United Airlines
     - Hunter Douglas Retirement Plan   - Viking Insurance Company
     - Metropolitan Life                - Waco Employees Profit Sharing Plan
     - Nationwide Insurance
     - New Mexico/West Texas Multicraft

  A listing of Miller Anderson & Sherrerd LLP's current representative clients is as follows:

     - AT&T                             - New York Philharmonic Society
     - Boeing Company                   - Philip Morris, Inc.
     - Federal Reserve                  - Smithsonian Institution
     - J. Paul Getty Trust              - United Technologies Corporation
                                        - University of Notre Dame

  A listing of J.P. Morgan Investment Management Inc. representative clients is as follows:

  A listing of Standish, Ayer & Wood's current representative clients is as follows:

     - Archdiocese of Boston            - City of Houston
     - AT&T                             - New York Public Library
     - BankAmerica                      - Northeastern University
     - Harcourt General                 - Reinsurance Association
     - General Cinema

  A listing of AAM's current representative clients is as follows:

     - First Allmerica                  - Hannibal Regional Hospital
     - Citizens Insurance               - Massachusetts Education and
     - Hanover Insurance                   Government Association Workers
     - City of Worcester Retirement        Compensation Trust
       System

     - Worcester County Contributory    - Farm Credit System Association
        Retirement System                  Captive Insurance Company

  Under the terms of the Management Agreement, the Trust recognizes the Manager's control of the name "Allmerica Investment Trust." The Trust agrees that its right to use that name is non-exclusive and can be terminated by the Manager at any time.

SERVICES AGREEMENTS

UNDERWRITER

  Allmerica Investments, Inc. ("AII"), located at 440 Lincoln Street, Worcester, Massachusetts 01653, (508) 855-1000, serves as the Trust's distributor pursuant to a Distribution Agreement. The following is a list of persons who are affiliated with both the Trust and AII.

                       POSITION(S) HELD                POSITION(S) HELD
       NAME            WITH THE TRUST                  WITH AII
       ----            ----------------                ----------------
  David J. Mueller     Vice President and Treasurer    Vice President and
                       (Principal Accounting Officer)  Controller

  John F. O'Brien      Chairman of the Board           Director

  Richard M. Reilly    President                       Director

FUND RECORDKEEPING SERVICES AGENT

  Investors Bank & Trust Company ("IBT") replaced First Data Investor Services Group, Inc. ("Investor Services Group") as the Trust's fund record keeping services agent on April 1, 1999. IBT is located at 200 Clarendon Street, 16/th/ Floor, Boston, MA 02116. Under the terms of a Fund Accounting Services Agreement, IBT provides certain services, including determination of the net asset value per share of each of the Funds and maintenance of the accounting records of the Trust. IBT is entitled to receive an annual fund recordkeeping fee based on Fund assets and certain out-of-pocket expenses. The Manager is responsible for the payment of the fund record keeping fee to IBT. The Fund Accounting Services Agreement may be renewed or amended by the Trustees without a shareholder vote. The Fund Accounting Services Agreement is terminable by either party on 90 days' written notice. The Fund Accounting Services Agreement (the "Agreement") with IBT is similar to the Agreement previously in effect with Investor Services Group and provides for compensation on a(n) ________________ basis. The compensation paid to Investor Services Group is similar to the compensation which will be paid to IBT in terms of total dollar amount paid. The total fund recordkeeping fees paid to Investor Services Group for the following periods were as follows:

          DECEMBER 31, 1998      DECEMBER 31, 1997       DECEMBER 31, 1996
          -----------------      -----------------       -----------------

              $883,909                $748,941               $544,206

CUSTODIAN

  Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, 16/th/ Floor, Boston, MA 02116 replaced Bankers Trust Company as Custodian of the cash and investment securities of the Trust on April 1, 1999. As such, IBT holds in custody the Trust's portfolio securities and receives and delivers them upon purchases and sales. The Custodian Agreement with IBT is similar to the Agreement previously in effect with Bankers Trust Company including the total dollar amount of compensation paid thereunder. The total fees paid to Bankers Trust Company for custodial services for the following periods were as follows:

          DECEMBER 31, 1998      DECEMBER 31, 1997       DECEMBER 31, 1996
          -----------------      -----------------       -----------------

              $850,873                $743,606               $535,277

INDEPENDENT ACCOUNTANTS

  PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Fund's independent accountants providing audit and accounting services including (i) examination of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission, and (iii) review of annual income tax returns.


                   BROKERAGE ALLOCATION AND OTHER PRACTICES

  In accordance with the Management Agreement and sub-advisory agreements, the respective Sub-Adviser has the responsibility for the selection of brokers for the execution of purchases and sales of the securities in a given Fund's portfolio subject to the direction of the Trustees. The Sub-Advisers place the Funds' portfolio transactions with brokers and, if applicable, negotiate commissions.

  Broker-dealers may receive brokerage commissions on portfolio transactions of the Funds. The Sub-Advisers also may place portfolio transactions with such broker-dealers acting as principal, in which case no brokerage commissions are payable but other transaction costs are incurred. The Funds have not dealt nor do they intend to deal exclusively with any particular broker-dealer or group of broker-dealers. It is each Fund's policy always to seek best execution. This means that each Fund's portfolio transactions will be placed where the Fund can obtain the most favorable combination of price and execution services in particular transactions or as provided on a continuing basis by a broker-dealer, and that the Fund will deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of a broker-dealer, including the overall reasonableness of its brokerage commissions paid, consideration is given to the firm's general execution and operational capabilities and to its reliability, integrity and financial condition. Subject to the practice of always seeking best execution, the Funds' securities transactions may be executed by broker-dealers who also provide research services (as defined below) to the Funds, the Sub-Advisers and the other clients advised by the Sub-Advisers. Examples of such research services include reports on specific companies or industries, economic and financial data, performance measurement services, computer databases and pricing and appraisal services. The sub-advisers may use all, some or none of such research services in providing investment advisory services to each of its investment companies and other clients, including the Funds. To the extent that such services are used, they tend to reduce the expenses of the Sub-Advisers. In the opinion of the Sub-Advisers it is impossible to assign an exact dollar value to such services.

BROKERAGE AND RESEARCH SERVICES

  The agreements provide that, subject to such policies as the Trustees may determine, the Sub-Advisers may cause a given Fund to pay a broker-dealer which provides brokerage and research services an amount of commission for effecting a securities transaction for that Fund in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends; portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Sub-Advisers must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the overall responsibilities of the Sub-Advisers to its respective Funds and all other clients. The Sub-Advisers also may consider sales by broker-dealers of variable and group annuity contracts and variable life insurance policies that contemplate the Funds as an investment option as a factor in the selection of broker-dealers to execute portfolio transactions.

  The other investment companies and clients advised by the Sub-Advisers sometimes invest in securities in which the Funds also invest. A Sub-Adviser also may invest for its own account in the securities in which the Funds invest. If the Funds, such other investment companies and other clients of the Sub-Advisers desire to buy or sell the same portfolio security at about the same time, the purchases and sales normally are made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. It is recognized that in some cases this practice could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, it is believed that this practice may produce better executions. It is the opinion of the Trustees that the desirability of retaining the Sub-Advisers as investment advisers to their respective Funds outweighs the disadvantages, if any, which might result from this practice.

  Brokerage commissions for each of the last three years were as follows:

 FUND                                     1998        1997       1996
 ----                                     ----        ----       ----
 Select Emerging Markets Fund*         $  105,823     N/A        N/A
 Select Aggressive Growth Fund         $1,812,711  $1,238,116  $929,338
 Select Capital Appreciation Fund**    $  683,523  $  474,666  $240,295
 Select Value Opportunity Fund**       $  742,439  $  649,306  $101,743
 Select International Equity Fund      $  369,191  $  453,544  $360,263
 Select Growth Fund**                  $  724,915  $  459,136  $450,238
 Select Strategic Growth Fund*         $   32,898     N/A        N/A
 Growth Fund**                         $1,522,185  $  969,754  $838,998
 Equity Index Fund                     $  106,104  $  100,012  $ 63,013
 Select Growth and Income Fund**       $1,032,489  $  962,045  $561,049
 Government Bond Fund                  $        0  $        0  $      0

* The Select Emerging Markets Fund and Select Strategic Growth Fund began operations on February 20, 1998.


** The following are the reasons for the differences in the amounts of brokerage commissions paid for the most recent fiscal year compared to either of the two prior fiscal years:

     (1) The differences in the amounts of brokerage commissions paid during the last three fiscal years for the Select Capital Appreciation Fund are due to a change in Sub-Advisers on April 1, 1998 and the ensuing portfolio turnover.
     (2) The differences in the amounts of brokerage commissions paid during the last three fiscal years for the Growth Fund are due to portfolio repositioning and normal portfolio activity trading.
     (3) The differences in the amounts of brokerage commissions paid during the last three fiscal years for the Select Value Opportunity Fund, Select Growth Fund and Select Growth and Income Fund are attributable to growth in the assets of each Fund.

  The Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund did not incur brokerage commissions in any of these years.

DIRECTED BROKERAGE PROGRAM

  Certain Funds managed by the Manager participate in a directed brokerage program whereby the Funds receive credit for brokerage activity and apply those credits toward the payment of Fund expenses. Such Funds have entered into an agreement with certain brokers which rebate a portion of commissions as credits toward Fund expenses. In addition, this program gives Fund management the ability to direct brokerage by firms which sell insurance products sponsored by First Allmerica Financial and its affiliates. This second aspect of the program, which would be limited to 15% of total commissions, has not been implemented. Such amounts earned by the Funds in 1996, 1997 and 1998 under such agreements were as follows: [Need additional disclosure if Fund has acquired shares of its regular brokers. See Rule 10b-1.]

 FUND                                  1998      1997      1996
 ----                                  ----      ----      ----
 Select Emerging Markets Fund*       $    561    N/A       N/A
 Select Aggressive Growth Fund       $229,479  $221,364    N/A
 Select Capital Appreciation Fund    $ 41,567    N/A       N/A
 Select Value Opportunity Fund       $ 96,620  $ 84,389  $ 19,715
 Select International Equity Fund    $ 24,678  $ 70,636  $ 52,998
 Select Growth Fund                  $151,581  $ 90,962  $ 10,405
 Select Strategic Growth Fund        $  5,373    N/A       N/A

 Growth Fund                         $208,457    $152,829    $124,205
 Select Growth and Income Fund       $175,705    $102,293    $ 77,523

     The Trust Declaration provides that all persons extending credit to, contracting with, or having any claims against the Trust or a particular Fund shall look only to the assets of the Trust or particular Fund for payment under such credit, contract or claim, and neither the shareholders, Trustees, nor any of the Trust's officers, employees or agents shall be personally liable thereof. Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. The Trust Declaration, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

     Pursuant to the Trust Declaration, a Trustee is liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, but is not liable for errors of judgment, mistakes of fact or law any act or omission in accordance with the advice of counsel or other experts with respect to the meaning of the Trust Declaration, or for failing to follow such advice.

                      CAPITAL STOCK AND OTHER SECURITIES

     The Trust has an unlimited authorized number of shares of beneficial interest which may be divided into an unlimited number of series of such shares, and which are divided presently into 14 series of shares, one series underlying each Fund. The Trust's shares are entitled to one vote per share (with proportional voting for fractional shares). The rights accompanying Fund shares are vested legally in the Separate Accounts. As a matter of policy, however, holders of variable premium life insurance or variable annuity contracts funded through the Separate Accounts have the right to instruct the Separate Accounts as to voting Fund shares on all matters to be voted on by Fund shareholders. Voting rights of the participants in the Separate Accounts are set forth more fully in the prospectuses or offering circular relating to those Accounts.

     Matters subject to a vote by the shareholders include changes in the fundamental policies of the Trust as described in the Prospectus and the SAI, the election or removal of Trustees and the approval of agreements with investment advisers. A majority, for the purposes of voting by shareholders pursuant to the 1940 Act, is 67% or more of the voting securities of an investment company present at an annual or special meeting of shareholders if 50% of the outstanding voting securities of such company are present or represented by proxy or more than 50% of the outstanding voting securities of such company, whichever is less.

     The Trust is not required to hold annual meetings of shareholders. The Trustees or shareholders holding at least 10% of the outstanding shares may call special meetings of shareholders.

     The Trust Declaration provides that, on any matter submitted to a vote of the shareholders, all shares shall be voted by individual series, except (1) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (2) when the Trustees have determined that the matter affects only the interests of one or more series, then only the shareholders of such series shall be entitled to vote thereon.

     Shares are freely transferable, are entitled to dividends as declared by the Trustees and, on liquidation of the Trust, shareholders are entitled to receive their pro rata portion of the net assets of the Fund of which they hold shares, but not of any other Fund. Shareholders have no preemptive or conversion rights.

     The Trust Declaration provides that all persons extending credit to, contracting with, or having any claims against the Trust or a particular Fund shall look only to the assets of the Trust or particular Fund for payment under such credit, contract or claim, and neither the shareholders, Trustees, nor any of the Trust's officers, employees or agents shall be personally liable thereof. Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. The Trust Declaration, however, disclaims shareholder liability for acts of obligations of the

Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder of that Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund of which he or she was a shareholder would be unable to meet its obligations.

     Pursuant to the Trust Declaration, a Trustee is liable for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, but is not liable for errors of judgment, mistakes of fact or law any act or omission in accordance with the advice of counsel or other experts with respect to the meaning of the Trust Declaration, or for failing to follow such advice.


         PURCHASE, REDEMPTION, AND PRICING OF SECURITIES BEING OFFERED

     Shares of the Funds are sold in a continuous offering and currently may be purchased only by Separate Accounts of First Allmerica or its subsidiaries. The Separate Accounts are the funding mechanisms for variable annuity contracts and variable life insurance policies. Shares of the Trust are also currently being issued under separate prospectuses to Separate Accounts of Allmerica Financial Life, First Allmerica and subsidiaries of First Allmerica which issue variable or group annuity policies or variable premium life insurance policies ("mixed funding"). Shares of the Trust may also be issued to Separate Accounts of unaffiliated life insurance companies and qualified pension and retirement plans outside of the separate account context ("shared funding"). The Trust may serve as a funding vehicle for all types of variable annuity contracts and variable life insurance contracts offered by various participating insurance companies and for qualified plans. Although neither Allmerica Financial Life nor the Trust currently foresees any disadvantage, it is conceivable that in the future such mixed funding may be disadvantageous for variable or group annuity policyowners or variable premium life insurance policyowners ("Policyowners"). The Trustees of the Trust intend to monitor events in order to identify any conflicts that may arise between such Policyowners and to determine what action, if any, should be taken in response thereto. If the Trustees were to conclude that separate funds should be established for variable annuity and variable premium life separate accounts, Allmerica Financial Life would pay the attendant expenses.

     As described in the Prospectus, shares of each Fund are sold and redeemed at their net asset value as next computed after receipt of the purchase or redemption order without the addition of any selling commission or "sales load." The redemption price may be more or less than the shareholder's cost. Each purchase is confirmed to the Separate Account in a written statement of the number of shares purchased and the aggregate number of shares currently held. Unlike the Money Market Fund which attempts to maintain a stable net asset value, the net asset value of the other Funds will fluctuate.

     The net asset value per share of each Fund is the total net asset value of that Fund divided by the number of shares outstanding. The total net asset value of each Fund is determined by computing the value of the total assets of that Fund and deducting total liabilities, including accrued liabilities. The net asset value of the shares of each Fund is determined once daily as of the close of the New York Stock Exchange on each day on which the Exchange is open for trading, and no less frequently than once daily on each other day (other than a day during which no shares of the Fund were tendered for redemption and no order to purchase or sell such shares was received by the Fund) in which there was a sufficient degree in trading in the Fund's portfolio securities that the current net asset value of the Fund's shares might be affected materially by changes in the value of such portfolio securities.

     Debt securities for which market quotations are not readily available are valued at fair value by using valuation procedures approved in good faith by the Trustees. As authorized by the Trustees, debt securities (other than short-term obligations) of the Funds other than the Money Market Fund are valued on the basis of valuations furnished by a pricing service which utilizes data processing methods to determine valuations for normal, institutional-size trading units of such securities. Such methods include the use of market transactions for comparable securities and various relationships between securities which generally are recognized by institutional traders. Short-term obligations having remaining maturities of sixty (60) days or less are valued at amortized cost.

     Short-term debt securities of the Funds other than the Money Market Fund having a remaining maturity of more than sixty (60) days will be valued using a "market-to-market" method based upon either the readily available market price or, if reliable market quotations are not available, upon quotations by dealers or issuers for securities of a similar type, quality and maturity. "Marking-to-market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair value of such securities.

     All portfolio securities of the Money Market Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00. No assurance can be given that this goal can be attained. Amortized cost is an approximation of market value determined by increasing systematically the carrying value of a security acquired at a discount or reducing systematically the carrying value of a security acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized gains or losses. While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of portfolio securities which are higher or lower than the prices at which the securities could be sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained if the Fund were to use mark-to-market value for its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would obtain a somewhat higher (lower) yield than would result from marked-to-market valuation, and existing investors would receive less (more) investment income.

     The use of the amortized cost method of valuation by the Money Market Fund is subject to rules of the Securities and Exchange Commission. Under the rules, the Fund is required to maintain a dollar weighted average portfolio maturity of 90 days or less and to limit its investments to instruments which (1) its Sub-Adviser, subject to the guidelines established by the Trustees, determines present minimal credit risks; (2) have high quality ratings or are deemed comparable, such that they are "eligible securities" as defined below; and (3) have remaining maturity of thirteen months (397 days) or less at the time of purchase, or are subject to a demand feature which reduces the remaining maturity to thirteen months or less.

     The Money Market Fund may purchase only "First or Second Tier eligible securities" which are defined to include (1) securities which have received the highest or second highest rating by at least two nationally recognized statistical rating organizations ("NRSRO") or by only one NRSRO if only one has rated the security and (2) securities which are unrated, but, in the Sub-Adviser's opinion, are of comparable quality. The Money Market Fund may purchase securities which were long-term at issuance but have a remaining maturity of thirteen months or less at the time of purchase if (a) the issuer has comparable short-term debt securities outstanding which are eligible securities or (b) the issuer has no short-term rating and the securities have either no long-term rating or a long-term rating in one of the two highest categories by an NRSRO.

     The above standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund (a) may dispose of the security within five business days of the Sub-Adviser becoming aware of the new rating, or (b) may continue to hold the investment, but the Trustees will evaluate whether the security continues to present minimal credit risks.

     As a part of the overall duty of care they owe to the Fund's shareholders, the Trustees have established procedures reasonably designed to stabilize the net asset value per share of the Money Market Fund as computed for the purpose of distribution and redemption at $1.00 per share taking into account current market conditions and the Fund's investment objective. At such reasonable intervals as they deem appropriate in light of current market conditions, the Trustees will compare the results of calculating the net asset value per share based on amortized cost with the results based on available indications of market value. If a difference of more than 1/2 of 1% occurs between the two methods of valuation, the Trustees will consider taking whatever steps they deem necessary to minimize any material dilution or other unfair results, such as shortening the average portfolio maturity or realizing gains or losses.

                      TAXATION OF THE FUNDS OF THE TRUST

     The Trust qualifies under Subchapter M of the Internal Revenue Code so that the Trust will not be subject to federal income tax on any net income and any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. See the prospectuses for the Separate Accounts for tax consequences to investors.


                                 UNDERWRITERS

     Under a Distribution Agreement, AII has a nonexclusive right to use its best efforts to obtain from investors unconditional orders for the continuous offering of shares authorized for issuance by the Trust. AII does not receive direct compensation for its services as distributor of the Trust. AII, at its expense, may provide promotional incentives to dealers that sell variable annuity contracts for which the Funds serve as investment vehicles.


                        CALCULATION OF PERFORMANCE DATA

     The Trust may advertise performance information for the Funds and may compare performance of the Funds with other investment or relevant indices. The Funds may also advertise "yield", "total return" and other non-standardized total return data. For the non-money market funds, "yield," is calculated differently than for the Money Market Fund. The Money Market Fund may advertise "yield" or "effective yield," ALL PERFORMANCE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. A Fund's share price, yield and total return may fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

     YIELDS AND TOTAL RETURNS QUOTED FOR THE FUNDS INCLUDE THE EFFECT OF DEDUCTING THE FUNDS' EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO A PARTICULAR INSURANCE PRODUCT. SINCE SHARES OF THE FUNDS CAN BE PURCHASED ONLY THROUGH A VARIABLE ANNUITY OR VARIABLE LIFE CONTRACT, YOU SHOULD REVIEW CAREFULLY THE PROSPECTUS OF THE INSURANCE PRODUCT YOU HAVE CHOSEN FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. INCLUDING THESE CHARGES IN THE QUOTATIONS OF THE FUNDS' YIELDS AND TOTAL RETURNS WOULD HAVE THE EFFECT OF DECREASING PERFORMANCE. PERFORMANCE INFORMATION FOR THE INSURANCE PRODUCT MUST ALWAYS ACCOMPANY, AND BE REVIEWED WITH, ANY PERFORMANCE INFORMATION QUOTED FOR THE FUNDS.

YIELDS OF THE FUNDS OTHER THAN THE MONEY MARKET FUND

     The 30-day (or one month) standard yields of the Funds other than the Money Market Fund are calculated as follows:

                         YIELD = 2[( a - b + 1)/6/ - 1)]
                                     -----
                                      cd

     Where: a = dividends and interest earned by a Fund during the period; b = expenses accrued for the period (net of reimbursements);
               c  = the average daily number of shares outstanding during the period entitled to receive dividends; and
               d  = the maximum offering price per share on the last day of the period.

     For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

MONEY MARKET FUND - YIELD AND EFFECTIVE YIELD

     The yield of the Money Market Fund refers to the net income generated by an investment in the Fund over a stated seven-day period, expressed as an annual percentage rate. Yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of 1 (one) share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. Thus the income is "annualized:" the amount of income generated by the investment during the seven-day period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation.

     The effective yield is calculated similarly, but the income earned by an investment in the Money Market Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of this compounding effect.

TOTAL RETURN

     The Funds may advertise total return. The total return shows what an investment in each Fund would have earned over a specific period of time (one, five, or ten years since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested, and less all recurring fees.

     From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statement of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund also may advertise aggregate annual total return information over different periods of time.

     A Fund's average annual total return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                              P(1+T)n = ERV

     Where:     P  = A hypothetical initial purchase of $1,000
                T  = average annual total return
                n  = number of years
              ERV  = Ending Redeemable Value of the hypothetical purchase at the end of the period

     Total return quoted in advertising reflects all aspects of the Fund's return, including the effect of reinvesting dividends and capital gains distributions, and any change in the Fund's net asset value per share over the period.

     AVERAGE ANNUAL RETURNS are calculated by determining the change in value of a hypothetical investment in the Fund over a stated period, and calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value has been constant over the period. Average annual returns covering periods of less than one year are calculated by determining the Fund's total return for the period, extrapolating that return for a full year, and stating the result as an annual return. Because this method assumes that performance will remain constant for the entire year when in fact it is unlikely that performance will remain constant, average annual returns for a partial year must be viewed as strictly theoretical information.

     INVESTORS ALSO SHOULD BE AWARE THAT A FUND'S PERFORMANCE IS NOT CONSTANT OVER TIME, BUT VARIES FROM YEAR TO YEAR. AVERAGE ANNUAL RETURN REPRESENTS AVERAGED FIGURES AS OPPOSED TO THE ACTUAL PERFORMANCE OF THE FUND.

     A Fund also may quote cumulative total returns which reflect the simple change in value of an investment over a stated period. Average annual total returns and cumulative total returns may be quoted as a percentage or as a dollar amount. They may be calculated for a single investment, for a series of investments or for a series of redemptions over any time period. Total returns may be broken down into their components of income and capital in order to show their respective contributions to total return. Performance information may be quoted numerically or in a table, graph or similar illustration.

OTHER PERFORMANCE INFORMATION

     Performance information for a Fund may be compared with: (1) the S&P 500, Dow Jones Industrial Average, Lehman Aggregate Bond Index, Russell 2000, Russell 3000, Beta Adjusted Russell 3000, Lehman Government corporate and 90 day Treasury Bills, Solomon High Yield Bond Index, Bank Rate Monitor, NASDAQ Index or other unmanaged indices so that investors may compare a Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (2) other registered investment companies or other investment products tracked (a) by Lipper Analytical Services; Morningstar, Inc. and IBC/Donoghue, Inc., all widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives and assets, or (b) by other services, companies, publications or persons who rank such investment companies on overall performance or other criteria; (3) or the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     All performance information is based on historical results and is not intended to indicate future performance. Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Fund and the market conditions during the given time period. Yield and total return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the yield and total return do fluctuate.

PERFORMANCE INFORMATION FOR PERIOD ENDED DECEMBER 31, 1998

     Set forth below is average annual total return information for the Select Emerging Markets Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select International Equity Fund, Select Growth Fund, Select Strategic Growth Fund, Growth Fund, Equity Index Fund, Select Growth and Income Fund, Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund for the 1 year, 5 year, 10 year and/or since inception (the Trust began operations on April 29, 1985) periods ended December 31, 1998, yields for the Select Income Fund, Investment Grade Income Fund and Government Bond Fund for the 30-day period ended December 31, 1998 and yield and effective yield information for the Money Market Fund for the seven-day period ended December 31, 1998.

       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 1998
                                  (UNAUDITED)

                                       1 Year Period   5 Year Period   10 Year Period   Since Inception
                                       --------------  --------------  ---------------  ----------------
 Select Emerging Markets Fund                 N/A            N/A             N/A              (21.46)%*
 Select Aggressive Growth Fund               10.56%         14.99%           N/A               18.11 %
 Select Capital Appreciation Fund            13.88%          N/A             N/A               20.37 %
 Select Value Opportunity Fund                4.87%         13.09%           N/A               14.71 %
 Select International Equity Fund            16.48%          N/A             N/A               12.26 %
 Select Growth Fund                          35.44%         22.15%           N/A               19.18 %
 Select Strategic Growth Fund                 N/A            N/A             N/A               (2.47)%*
 Growth Fund                                 19.32%         19.01%          16.98%             16.64 %
 Equity Index Fund                           28.33%         23.39%           N/A               20.69 %

 Select Growth and Income Fund               16.43%         17.82%           N/A               15.53%
 Select Income Fund                           6.83%          6.05%           N/A                6.56%
 Investment Grade Income Fund                 7.97%          6.95%           9.17%              8.97%
 Government Bond Fund                         7.67%          5.99%           N/A                7.00%
 Money Market Fund                            5.51%          5.22%           5.62%              6.27%

* Not Annualized

The Growth Fund, Investment Grade Income Fund and the Money Market Fund all began business operations on April 29, 1985. The Equity Index Fund began operations on September 28, 1990. The Government Bond Fund began operations on August 26, 1991. The Select Aggressive Growth Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund began operations on August 21, 1992. The Select Value Opportunity Fund began operations on April 30, 1993. The Select International Equity Fund began operations on May 2, 1994. The Select Capital Appreciation Fund began operations on April 28, 1995. The Select Emerging Markets Fund and Select Strategic Growth Fund began operations on February 20, 1998.

                           YIELDS FOR 30-DAY PERIODS
                            ENDED DECEMBER 31, 1998
                            -----------------------
                                  (Unaudited)

Select Income Fund                  5.050%
Investment Grade Income Fund        5.080%
Government Bond Fund                4.400%

                              YIELD FOR SEVEN DAY PERIOD    EFFECTIVE YIELD FOR SEVEN DAY PERIOD
                              ENDED DECEMBER 31, 1998             ENDED DECEMBER 31, 1998
                              -----------------------             -----------------------
                                    (Unaudited)                         (Unaudited)
Money Market Fund                      5.11%                               6.03%


                             FINANCIAL STATEMENTS

     The Trust's Financial Statements and related notes and the report of the independent accountants contained in the Trust's annual report for the fiscal year ended December 31, 1998 are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX

     Descriptions of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") commercial paper and bond ratings:

COMMERCIAL PAPER RATINGS

     MOODY'S EMPLOYS THREE DESIGNATIONS, ALL JUDGED TO BE INVESTMENT GRADE, TO INDICATE THE RELATIVE REPAYMENT CAPACITY OF RATED ISSUERS. THE TWO HIGHEST DESIGNATIONS ARE AS FOLLOWS:

     Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics:

          - Leading market positions in well-established industries.

          - High rates of return on funds employed.

          - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject more to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  S&P COMMERCIAL PAPER RATINGS ARE GRADED INTO SEVERAL CATEGORIES, RANGING FROM "A-1" FOR THE HIGHEST QUALITY OBLIGATIONS TO "D" FOR THE LOWEST. THE TWO HIGHEST RATING CATEGORIES ARE DESCRIBED AS FOLLOWS:

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MUNICIPAL OBLIGATIONS

     Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in the short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the long run. Symbols used will be as follows:

     MIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     A short-term rating also may be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event that demand is not met. VMIG-1 and VMIG-2 ratings carry the same definitions as MIG-1 and MIG-2, respectively.


DESCRIPTION OF MOODY'S BOND RATINGS

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are known generally as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

     Baa - Bonds that are rated Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Those bonds within the Aa, A, Baa, Ba, and B categories that Moody's believes possess the strongest credit attributes within those categories are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

DESCRIPTION OF S&P'S DEBT RATINGS

     AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rates categories.

     BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, or C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     Plus (+) or (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

PART C.  OTHER INFORMATION

Item 23.            Exhibits
                    --------

Exhibit 1 Agreement and Declaration of Trust, dated October 11, 1984, as amended May 12, 1992 was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Exhibit 2 Bylaws as amended May 12, 1992 was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Exhibit 3      None

Exhibit 4(a) Management Agreement (the "Management Agreement") between Registrant and Allmerica Financial Investment Management Services, Inc. (the "Manager") dated April 16, 1998 is filed herein.

Exhibit 4(b) Sub-Adviser Agreement between the Manager and Schroder Capital Management International Inc. with respect to the Select Emerging Markets Fund dated April 16, 1998 is filed herein.

Exhibit 4(c) Sub-Adviser Agreement between the Manager and Nicholas-Applegate Capital Management, L.P. with respect to the Select Aggressive Growth Fund dated April 16, 1998 is filed herein.

Exhibit 4(d) Sub-Adviser Agreement between the Manager and T. Rowe Price Associates, Inc. with respect to the Select Capital Appreciation Fund dated April 16, 1998 is filed herein.

Exhibit 4(e) Sub-Adviser Agreement between the Manager and Cramer Rosenthal McGlynn, LLC dated April 16, 1998 with respect to the Select Value Opportunity Fund is filed herein.

Exhibit 4(f) Sub-Adviser Agreement between the Manager and Bank of Ireland Asset Management (U.S.) Limited with respect to the Select International Equity Fund dated April 16, 1998 is filed herein.

Exhibit 4(g) Sub-Adviser Agreement between the Manager and Putnam Investment Management, Inc. with respect to the Select Growth Fund dated April 16, 1998 is filed herein.


Exhibit 4(h) Sub-Adviser Agreement between the Manager and Cambiar Investors, Inc. with respect to the Select Strategic Growth Fund dated April 16, 1998 is filed herein.

Exhibit 4(i) Sub-Adviser Agreement between the Manager and Miller Anderson & Sherrerd, LLP with respect to the Growth Fund dated April 16, 1998 is filed herein.

Exhibit 4(j) Form of Sub-Adviser Agreement between the Manager and J. P. Morgan Investment Management Inc. with respect to the Select Growth and Income Fund dated _________ is filed herein.

Exhibit 4(k) Sub-Adviser Agreement between the Manager and Standish, Ayer & Wood, Inc. with respect to the Select Income Fund dated April 16, 1998 is filed herein.

Exhibit 4(l) Sub-Adviser Agreement between the Manager and Allmerica Asset Management, Inc. with respect to the Equity Index Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund dated April 16, 1998 is filed herein.

Exhibit 5 Distribution Agreement with Allmerica Investments, Inc. dated February 25, 1998 was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Exhibit 6      None

Exhibit 7 Custodian Agreement with Bankers Trust Company dated October 25, 1995 was filed previously in Post-effective Amendment No. 31 on February 27, 1996 and is incorporated herein by reference.

Exhibit 7(a) Amended Exhibit A to the Custodian Agreement between Bankers Trust Company and Allmerica Investment Trust dated January 9, 1998 was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Exhibit 8 Form of Fund Accounting Services Agreement (the "Fund Accounting Services Agreement") was filed previously in Post-effective Amendment No. 20 on May 14, 1992 and is incorporated herein by reference.

Exhibit 8(b) Notice with respect to the Fund Accounting Services Agreement (Small Cap Value Fund) was filed previously in Post-effective Amendment No. 26 on March 2, 1994 and is incorporated herein by reference.

Exhibit 8(c) Notice with respect to the Fund Accounting Services Agreement (Select International Equity Fund) was filed previously in Post-effective Amendment No. 27 on October 27, 1994 and is incorporated herein by reference.

Exhibit 8(d) Notice with respect to the Fund Accounting Services Agreement (the Select Capital Appreciation Fund) was filed previously in Post-effective Amendment No. 29 on April 28, 1995 and is incorporated herein by reference.

Exhibit 8(e) Assignment of Contract and Consent to Assignment with respect to the Fund Accounting Services Agreement was filed previously in Post-effective Amendment No. 29 on April 28, 1995 and is incorporated herein by reference.

Exhibit 8(f) Administration Agreement between Manager and The Shareholder Services Group, Inc. (now known as First Data Investor Services Group, Inc.) dated March 31, 1995 was filed previously in Post-effective Amendment No. 31 on February 27, 1996 and is incorporated herein by reference.

Exhibit 8(g) Form of Notice with respect to the Fund Accounting Services Agreement (the Select Emerging Markets Fund and Select Strategic Growth Fund Fund) was filed previously in Post-effective Amendment No. 34 and is incorporated herein by reference.

Exhibit 9      Opinion and consent of counsel is filed herein.

Exhibit 10     None

Exhibit 11     None

Exhibit 12 Participation Agreement among Registrant, Allmerica Financial Investment Management Services, Inc. and First Allmerica Financial Life Insurance Company dated February 16, 1999 is filed herein.

Exhibit 12(a) Participation Agreement among Registrant, Allmerica Financial Investment Management Services, Inc. and Allmerica Financial Life Insurance and Annuity Company dated February 16, 1999 is filed herein.

Exhibit 13     None

Exhibit 14     None

Exhibit 15     None

Exhibit 16     Power of Attorney dated February 16, 1999 is filed herein.

Item 24.       Persons Under Common Control with Registrant
               --------------------------------------------

Registrant was organized by State Mutual Life Assurance Company of America, now known as First Allmerica Financial Life Insurance Company ("First Allmerica"), primarily for the purpose of providing a vehicle for the investment of assets received by various separate investment accounts ("Separate Accounts") established by First Allmerica and life insurance company subsidiaries of First Allmerica including Allmerica Life Insurance and Annuity Company ("Allmerica Financial Life"). The assets in such Separate Accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus at any time First Allmerica and its life insurance company subsidiaries will own such of Registrant's outstanding shares as are purchased with Separate Account assets; however, where required to do so, First Allmerica and its life insurance company subsidiaries will vote such shares only in accordance with instructions received from owners of the contracts pursuant to which sums are placed in such Separate Accounts.

Item 25.       Indemnification
               ---------------

Article VIII of Registrant's Agreement and Declaration Trust, entitled "Indemnification," was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Article III, Section 12 of the Bylaws of First Allmerica was filed previously in Post-effective Amendment No. 36 on April 15, 1998 and is incorporated herein by reference.

Item 26.       Business and Other Connections of Investment Manager and Sub-
               -------------------------------------------------------------
               Advisers
               --------

The following Schedule Ds of Form ADV are incorporated by reference: Nicholas-Applegate Capital Management, L.P., File No. 801-21442; Allmerica Asset Management, Inc., File No. 801-44189; Allmerica Financial Investment Management Services, Inc., File No. 801-55463; Miller, Anderson & Sherrerd, LLP, File No. 801-10437; Bank of Ireland Asset Management (U.S.) Limited, File No. 801-29606; J.P. Morgan Investment Management Inc., File No. 801-21011; T. Rowe Price Associates, Inc., File No. 801-856; Putnam Investment Management, Inc., File No. 801-7974; Cramer Rosenthal McGlynn, LLC, File No. 801-55244; Standish, Ayer & Wood, Inc., File No. 801-584; Schroder Capital Management International Inc., File No. 801-15834; and Cambiar Investors, Inc., File No. 801-9538.

Item 27.    Principal Underwriters
            ----------------------

(a) Allmerica Investments, Inc., the Distributor, does not act as principal underwriter, depositor or investment adviser for any other investment company.

(b) The following information is provided with respect to the directors and officers of Allmerica Investments, Inc., the Distributor:

-------------------------------------------------------------------------------------------------------
   Name and Principal Business        Positions and Offices with         Positions and Offices with
            Address                           Distributor                        Registrant
-------------------------------------------------------------------------------------------------------
 John F. Kelly                       Director                         N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------
 John F. O'Brien                     Director                         Trustee
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------
 Stephen Parker                      Director                         N/A
 Allmerica Financial                 Chief Executive Officer
 440 Lincoln Street                  President
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------
 Richard M. Reilly                   Director                         Trustee, President
 Allmerica Financial Life
 Insurance and Annuity Company
 440 Lincoln Street
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------
 Eric A. Simonsen                    Director                         N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------
 Emil J. Aberizk Jr.                 Vice President                   N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------
 Abigail M. Armstrong                Counsel                          N/A
 Allmerica Financial                 Secretary/Clerk
 440 Lincoln Street
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------
 Edward T. Berger                    Chief Compliance Officer         N/A
 Allmerica Financial                 Vice President
 440 Lincoln Street
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------
 Richard F. Betzler Jr.              Vice President                   N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
-------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
   Name and Principal Business        Positions and Offices with            Positions and Offices with
            Address                           Distributor                         Registrant
---------------------------------------------------------------------------------------------------------
 Philip J. Coffey                    Vice President                        N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 David J. Mueller                    Financial Operations Principal        Vice President
 Allmerica Financial                 Vice President                        Treasurer
 440 Lincoln Street                                                        Principal Accounting Officer
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 Paul L. Foster                      Assistant Treasurer                   N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 Cecile T. Harrington                Assistant Treasurer                   N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 Robert G. Juneau                    Assistant Treasurer                   N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 Joseph W. MacDougall Jr.            Assistant Secretary                   Assistant Secretary
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 William F. Monroe Jr.               Vice President                        N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 Edward A. Ostrout                   Assistant Treasurer                   N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 Edward J. Parry III                 Treasurer                             N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------
 Mark G. Steinberg                   Senior Vice President                 N/A
 Allmerica Financial
 440 Lincoln Street
 Worcester, MA  01653
---------------------------------------------------------------------------------------------------------

(c)  Not Applicable.

Item 28.     Location of Accounts and Records
             --------------------------------

Each account, book, or other document required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 thereunder are maintained by Registrant at 440 Lincoln Street, Worcester, Massachusetts 01653 or on behalf of the Registrant by Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 29.    Management Services
            -------------------

            Not applicable

Item 30.    Undertakings
            ------------

            Not applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Allmerica Investment Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Worcester and Commonwealth of Massachusetts on the 16th day of February, 1999.

                                             ALLMERICA INVESTMENT TRUST
                                             --------------------------


                                             By:  /s/ Richard M. Reilly
                                                  ---------------------
                                                  Richard M. Reilly, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                     TITLE                                             DATE
---------                     -----                                             ----
/s/ Richard M. Reilly         President, Chief Executive Officer                February 16, 1999
-------------------------
Richard M. Reilly             and Trustee

/s/ John F. O'Brien           Chairman of the Board and Trustee                 February 16, 1999
-------------------------
John F. O'Brien

/s/ David J. Mueller          Treasurer (Principal Accounting Officer)          February 16, 1999
-------------------------
David J. Mueller

/s/ P. Kevin Condron          Trustee                                           February 16, 1999
-------------------------
P. Kevin Condron

/s/ Cynthia A. Hargadon       Trustee                                           February 16, 1999
-------------------------
Cynthia A. Hargadon

/s/ Gordon Holmes             Trustee                                           February 16, 1999
-------------------------
Gordon Holmes

/s/ John P. Kavanaugh         Trustee                                           February 16, 1999
-------------------------
John P. Kavanaugh

/s/ Bruce E. Langton          Trustee                                           February 16, 1999
-------------------------
Bruce E. Langton

/s/ Attiat F. Ott             Trustee                                           February 16, 1999
-------------------------
Attiat F. Ott

/s/ Ranne P. Warner           Trustee                                           February 16, 1999
-------------------------
Ranne P. Warner

                                 EXHIBIT INDEX


Number         Description
------         -----------

Exhibit 4(a) Management Agreement between Registrant and Allmerica Financial Investment Management Services, Inc. (the "Manager")

Exhibit 4(b) Sub-Adviser Agreement between the Manager and Schroder Capital Management International Inc. with respect to the Select Emerging Markets Fund

Exhibit 4(c) Sub-Adviser Agreement between the Manager and Nicholas-Applegate Capital Management, L.P. with respect to the Select Aggressive Growth

Exhibit 4(d) Sub-Adviser Agreement between the Manager and T. Rowe Price Associates, Inc. with respect to the Select Capital Appreciation Fund

Exhibit 4(e) Sub-Adviser Agreement between the Manager and Cramer Rosenthal McGlynn, LLC with respect to the Select Value Opportunity Fund

Exhibit 4(f) Sub-Adviser Agreement between the Manager and Bank of Ireland Asset Management (U.S.) Limited with respect to the Select International Equity Fund

Exhibit 4(g) Sub-Adviser Agreement between the Manager and Putnam Investment Management, Inc. with respect to the Select Growth Fund

Exhibit 4(h) Sub-Adviser Agreement between the Manager and Cambiar Investors, Inc. with respect to the Select Strategic Growth Fund

Exhibit 4(i) Sub-Adviser Agreement between the Manager and Miller Anderson & Sherrerd, LLP with respect to the Growth Fund

Exhibit 4(j) Form of Sub-Adviser Agreement between the Manager and J.P. Morgan Investment Management Inc. with respect to the Select Growth and Income Fund

Exhibit 4(k) Sub-Adviser Agreement between the Manager and Standish, Ayer & Wood, Inc. with respect to the Select Income Fund

Exhibit 4(l) Sub-Adviser Agreement between the Manager and Allmerica Asset Management, Inc. with respect to the Equity Index Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund

Exhibit 9      Opinion and consent of counsel




Exhibit 12 Participation Agreement among Registrant, Allmerica Financial Investment Management Services, Inc. and First Allmerica Financial Life Insurance Company

Exhibit 12(a) Participation Agreement among Registrant, Allmerica Financial Investment Management Services, Inc. and Allmerica Financial Life Insurance and Annuity Company




Exhibit 16     Power of Attorney

                                       2